UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07447

Virtus Insight Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT

EQUITY FUNDS

Virtus Balanced Allocation Fund

Virtus Core Equity Fund

Virtus Emerging Markets Opportunities Fund

Virtus Value Equity Fund

FIXED INCOME FUNDS

Virtus High Yield Income Fund

Virtus Short/Intermediate Bond Fund

Virtus Tax-Exempt Bond Fund

MONEY MARKET FUNDS

Virtus Insight Government Money Market Fund

Virtus Insight Money Market Fund

Virtus Insight Tax-Exempt Money Market Fund

*Prospectus Supplements applicable to the Funds appear at the back of this annual report.

December 31, 2011 TRUST NAME: VIRTUS INSIGHT TRUST

Not FDIC Insured No Bank Guarantee May Lose Value

Message to Shareholders			1
Key Investment Terms			2
Disclosure of Fund Expenses			4

Fund	Fund Summary	Schedule of Investments

Virtus Balanced Allocation Fund (“Balanced Allocation Fund”)	6	27
Virtus Core Equity Fund (“Core Equity Fund”)	9	32
Virtus Emerging Markets Opportunities Fund (“Emerging Markets Opportunities Fund”)	11	34
Virtus Value Equity Fund (“Value Equity Fund”)	13	36
Virtus High Yield Income Fund (“High Yield Income Fund”)	15	38
Virtus Short/Intermediate Bond Fund (“Short/Intermediate Bond Fund”)	17	43
Virtus Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”)	19	46
Virtus Insight Government Money Market Fund (“Insight Government Money Market Fund”)	21	50
Virtus Insight Money Market Fund (“Insight Money Market Fund”)	23	52
Virtus Insight Tax-Exempt Money Market Fund (“Insight Tax-Exempt Money Market Fund”)	25	54
Statements of Assets and Liabilities			56
Statements of Operations			58
Statements of Changes in Net Assets			60
Financial Highlights			64
Notes to Financial Statements			69
Report of Independent Registered Public Accounting Firm			81
Tax Information Notice			82
Consideration of Advisory and Sub-Advisory Agreements by The Board of Trustees			83
Fund Management Tables			87

*	Prospectus Supplements applicable to the Funds appear at the back of this annual report.

Proxy Voting Procedures and Voting Record (Form N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the funds under the Virtus Insight Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

Investors will likely recall 2011 as a highly volatile year for the global financial markets, which were tested by a number of geopolitical and economic events, including social unrest in the Middle East, the European sovereign debt crisis, the impact of Japan’s earthquake, and persistent U.S. political gridlock.

Global equity markets suffered heavy losses, with developed markets, as measured by the MSCI EAFE® Index, declining 11.7%, and emerging markets, as measured by the MSCI Emerging Markets Index, falling even further, 18.2%. By comparison, U.S. stocks managed to pull ahead of other markets. Dividend-paying blue-chip stocks were rewarded the most, as indicated by the Dow Jones Industrial Average’s 8.4% return for the year. By comparison, the S&P 500® Total Return Index, a broad benchmark of U.S. stocks, gained 2.1%.

Fixed-income markets were among the strongest performers in 2011. The Barclays Capital U.S. Aggregate Bond Index, a metric of taxable bond returns, rose 7.8%. Investor skittishness fueled demand for the relative safety of U.S. government bonds, pushing the yield on the 10-year Treasury below 2% for the first time ever.

As we turn the corner into 2012, the U.S. economy is starting to show encouraging signs of growth. The manufacturing sector is recovering, consumer spending is rising and the labor market is moving in the right direction, with unemployment dropping four straight months, to 8.5% in December.

Last year’s volatility is an important reminder of the importance of diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against market fluctuations. This is an excellent time of year to check with your advisor and review your investment goals and portfolio. You may also want to visit our website, www.virtus.com, to learn about the full range of Virtus mutual funds and investment strategies that may be used to diversify a core portfolio.

Thank you for entrusting Virtus with your assets. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

January 2012

KEY INVESTMENT TERMS

ADR (American Depositary Receipt)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Balanced Allocation Fund Composite Index

A composite index consisting of 60% Russell 1000 Index and 40% Barclays U.S. Capital Aggregate Bond Index.

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

Barclays Capital U.S. Intermediate Government/Credit Bond Index

The Barclays Capital U.S. Intermediate Government/Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

Barclays Capital U.S. Municipal Bond Index

The Barclays Capital U.S. Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis.

Barclays U.S. Treasury Index

The Barclays U.S. Treasury Index measures the performance of the U.S. Treasury bond market, using market capitalization weighting and a standard rule based inclusion methodology.

Build America Bonds (“BABs”)

Taxable municipal bonds that feature tax credits and/or federal subsidies for bondholders and state and local government bond issuers. Build America Bonds (BABs) were introduced in 2009 as part of the American Recovery and Reinvestment Act which was created to stimulate the economy through individual and corporate tax cuts, leniency in unemployment benefits, increased domestic spending, and increased social welfare funding.

Federal Reserve (the “Fed”)

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

Gross domestic product (GDP)

An important measure of a country’s economic performance, GDP is the total market value of all final goods and services produced in a country during any quarter or year.

High Yield Income Linked Benchmark

Consists of the Bank of America - Merrill Lynch U.S. High Yield Master II Constrained Index, a capitalization-weighted index which measures the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Total index allocation to an individual issuer is limited to 2%. Performance of the High Yield Income Linked Benchmark prior to 5/18/2010 is that of the Barclays Capital U.S. High Yield 2% Issuer Capped Bond Index. The index is calculated on a total return basis, is unmanaged and not available for direct investment.

MSCI Emerging Markets Index

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index designed to measure equity market performance in 21 emerging market countries. The index is calculated on a total return basis with gross dividends reinvested.

PIK (Payment-in-Kind Security)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Quantitative Easing (QE)

A government monetary policy occasionally used to increase the money supply by buying government securities or other securities from the market. Quantitative easing increases the money supply by flooding financial institutions with capital in an effort to promote increased lending and liquidity.

REIT (Real estate investment trust)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Russell 1000® Index

The Russell 1000® Index is a market capitalization-weighted index of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

Russell 1000® Value Index

The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000

KEY INVESTMENT TERMS (Continued)

largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

When-issued and delayed delivery transactions

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

VIRTUS INSIGHT TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of July 1, 2011 to December 31, 2011

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Insight Trust Fund (each a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares and Class A shares of the Money Market Funds are sold without sales charges. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Annualized Expense Ratio	Expenses Paid During Period*
Balanced Allocation Fund
Actual
Class I	$1,000.00	$970.20	0.85%	$4.22
Class A	1,000.00	969.60	1.10	5.46
Class C	1,000.00	965.90	1.85	9.17
Hypothetical (5% return before expenses)
Class I	1,000.00	1,020.87	0.85	4.34
Class A	1,000.00	1,019.59	1.10	5.62
Class C	1,000.00	1,015.77	1.85	9.44
Core Equity Fund
Actual
Class I	$1,000.00	$951.50	1.03%	$5.07
Class A	1,000.00	950.10	1.28	6.29
Class C	1,000.00	946.40	2.02	9.91
Hypothetical (5% return before expenses)
Class I	1,000.00	1,019.95	1.03	5.26
Class A	1,000.00	1,018.68	1.28	6.53
Class C	1,000.00	1,014.90	2.02	10.31
Emerging Markets Opportunities Fund
Actual
Class I	$1,000.00	$921.80	1.35%	$6.54
Class A	1,000.00	920.40	1.60	7.74
Class C	1,000.00	917.90	2.35	11.36
Hypothetical (5% return before expenses)
Class I	1,000.00	1,018.32	1.35	6.89
Class A	1,000.00	1,017.04	1.60	8.17
Class C	1,000.00	1,013.21	2.35	12.00
Value Equity Fund
Actual
Class I	$1,000.00	$945.80	0.98%	$4.81
Class A	1,000.00	944.20	1.23	6.03
Class C	1,000.00	940.00	1.98	9.68
Hypothetical (5% return before expenses)
Class I	1,000.00	1,020.21	0.98	5.00
Class A	1,000.00	1,018.93	1.23	6.28
Class C	1,000.00	1,015.10	1.98	10.11
High Yield Income Fund
Actual
Class I	$1,000.00	$1,013.80	0.82%	$4.16
Class A	1,000.00	1,013.40	1.08	5.48
Class C	1,000.00	1,008.60	1.83	9.26
Hypothetical (5% return before expenses)
Class I	1,000.00	1,021.02	0.82	4.19
Class A	1,000.00	1,019.70	1.08	5.51
Class C	1,000.00	1,015.87	1.83	9.34
Short/Intermediate Bond Fund
Actual
Class I	$1,000.00	$1,013.30	0.70%	$3.55
Class A	1,000.00	1,012.00	0.95	4.82
Class C	1,000.00	1,008.20	1.70	8.60
Hypothetical (5% return before expenses)
Class I	1,000.00	1,021.64	0.70	3.57
Class A	1,000.00	1,020.36	0.95	4.85
Class C	1,000.00	1,016.53	1.70	8.68

VIRTUS INSIGHT TRUST

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of July 1, 2011 to December 31, 2011

Expense Table
	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Annualized Expense Ratio	Expenses Paid During Period*
Tax-Exempt Bond Fund
Actual
Class I	$1,000.00	$1,070.50	0.60%	$3.13
Class A	1,000.00	1,069.10	0.85	4.43
Class C	1,000.00	1,064.10	1.60	8.32
Hypothetical (5% return before expenses)
Class I	1,000.00	1,022.15	0.60	3.06
Class A	1,000.00	1,020.87	0.85	4.34
Class C	1,000.00	1,017.04	1.60	8.17
Insight Government Money Market Fund
Actual
Class I	$1,000.00	$1,000.10	0.09%	$0.45
Class A	1,000.00	1,000.10	0.09	0.45
Hypothetical (5% return before expenses)
Class I	1,000.00	1,024.75	0.09	0.46
Class A	1,000.00	1,024.75	0.09	0.46
Insight Money Market Fund
Actual
Class I	$1,000.00	$1,000.10	0.18%	$0.91
Class A	1,000.00	1,000.10	0.19	0.96
Hypothetical (5% return before expenses)
Class I	1,000.00	1,024.29	0.18	0.92
Class A	1,000.00	1,024.24	0.19	0.97

Expense Table
	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Annualized Expense Ratio	Expenses Paid During Period*
Insight Tax-Exempt Money Market Fund
Actual
Class I	$1,000.00	$1,000.10	0.10%	$0.50
Class A	1,000.00	1,000.10	0.10	0.50
Hypothetical (5% return before expenses)
Class I	1,000.00	1,024.70	0.10	0.51
Class A	1,000.00	1,024.70	0.10	0.51

*	Expenses are equal to the Funds’ annualized expense ratio which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

The Funds may invest in other funds. The annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the current prospectus for your Fund(s).

EQUITY FUNDS Virtus Balanced Allocation Fund	Ticker Symbols: I Share: HIBLX A Share: HIBZX C Share: PBCIX

¢	Balanced Allocation Fund (the “Fund”) is diversified and has an investment objective of current income and capital appreciation. There is no guarantee that the Fund will achieve its objective.

¢

For the fiscal year ended December 31, 2011, the Fund’s Class I shares returned 2.71%, Class A shares returned 2.53% and Class C shares returned 1.75%. For the same period, the Russell 1000® Index, a broad-based equity index, returned 1.50%, and the Barclays Capital U.S. Aggregate Bond Index, which is a broad-based fixed income index, returned 7.84%. The Fund’s Composite Index, which is the Fund’s style-specific index appropriate for comparison, returned 4.34%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

How did the markets perform during the Fund’s fiscal year?

¢

After a relatively stable first half of the year for the equity markets, followed by a third quarter which ended double-digit performance declines, the markets were able to stage a rebound in the fourth quarter, leaving the S&P 500® Index with a modestly positive return for the year. Global growth forecasts have clearly taken a step back this year with each of the four largest economies facing a variety of hazards. Economic growth was not as fast as we would have hoped, given the amount of fiscal and monetary stimulus. While the pace of the recovery is below many forecasters’ previous forecasts and well below prior recoveries, the U.S. economy has been growing for nearly two plus years, and there are indications the economy’s revitalization has moved from recovery phase to an expansion phase. We are seeing modest improvement in the industrial activity around the world, increasing capital expenditures and an increase in hiring (although slowly) – all signs of a broadening economy.

¢

In retrospect, the resiliency of the U.S. equity market in the face of global macro-economic concerns was refreshing. The seemingly never ending stream of headlines concerning the Eurozone Crisis during the period drowned out the otherwise stronger fundamentals reported by many corporations. Financial markets also focused intensely during the period on a number of uncertainties in the economic outlook: oil prices, instability in the Mideast, Japan’s natural disaster, the end to the Federal Reserve’s (the “Fed”) buying program in June, America’s involvement in another war and Europe’s sovereign debt crisis. The U.S. Congress continued to debate ways to address a growing deficit with the Congressional Super Committee failing to reach a compromise. By the end of the period, tentative signs of improvement in stagnant employment/income growth, better consumer spending and non-residential construction were offset by weaker than forecasted economic growth and continued sluggish housing market.

¢

In aggregate, corporate earnings (for the S&P 500® Index) were up approximately 17% for the year. But uncertainty continued to dominate as investors flocked into historically low-beta defensive sectors which outperformed the stock market for the year. During the final quarter however, more cyclical sectors, such as Energy, Industrials and Materials performed well.

¢

For the bond markets, in a year that began with most investors believing higher interest rates were a distinct possibility, the 2011 Barclays Treasury Index return of 9.81% came as a bit of a surprise. The first quarter marked the end of the Fed’s Quantitative Easing (“QE”) 2 strategy to stimulate growth, but the economic effects of the Japanese Tsunami, as well as the European debt crisis, dampened the strategy’s effectiveness. As a result, the Fed initiated a new QE3 strategy or operation “twist” in the final quarter in an effort to lower longer-term interest rates. Treasury yields closed the year significantly lower than where they began with longer rates posting the largest declines. The spread sectors, however, didn’t fare as well in an environment where risk appetites were driven by European financial headlines. Only the commercial mortgage-backed securities and asset-backed securities broad sector categories posted positive excess returns relative to comparable treasuries for the year. The corporate sector underperformed by 367 basis points while the non-corporate sectors of sovereigns, supras and other governmental entities underperformed by 149 basis points. Agency mortgages also underperformed, while the non-agency mortgage sector experienced widening spreads due to the attempted sales of the government’s Maiden Lane portfolio.

What factors affected the Fund’s performance during its fiscal year?

¢

For the period, the equity portfolio outperformed its S&P 500® Index benchmark. In general, larger-capitalization issues continued to perform better than smaller-capitalization issues. Sectors that on a weighted contribution basis added to performance were health care, financials, consumer discretionary, technology and telecommunications whereas industrial, consumer staples, utilities and materials detracted. On a weighted contribution basis; Humana Inc, IBM Corp., TJX Cos., Apple Inc. and Dollar Tree Inc. were among the positive contributor to performance, whereas Freeport-McMoRan Copper & Gold, Peabody Energy Corp., TRW Automotive Holdings Corp., SanDisk Corp and CSX Corp. detracted from results.

¢

The Fund’s fixed income portfolio was positioned for a slow-growth economy as the year began, with an overweight in the spread sectors across the board. This overweight dampened performance versus its style-specific benchmark as mortgages lagged earlier in the year while corporate securities lagged due to the mid-year flight to quality rally. Duration was modestly defensive as the year began, but was moved to a neutral position as global events became the driving force of interest rate movement

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

EQUITY FUNDS

Virtus Balanced Allocation Fund (continued)

Investing internationally involves additional risks such as currency, political, accounting, economic and market risk. Investing in the securities of small and mid-sized companies involves greater risks and price volatility than larger, more established companies. As interest rates rise, existing bond prices fall and can cause the value of an investment in the Fund to decline. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2011.
Common Stocks		59%
Information Technology	12%
Health Care	8
Consumer Discretionary	7
All Others	32
Mortgage-Backed Securities		15
Corporate Bonds		11
U.S. Government Securities		9
Asset-Backed Securities		2
U.S. Agency Obligations		1
Other (include short-term investments and securities lending collateral)		3

Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

EQUITY FUNDS

Virtus Balanced Allocation Fund (continued)

Average Annual Total Returns[1] for periods ended 12/31/11

	1 year	5 years	10 years	Inception to 12/31/11	Inception Date
Class I Shares	2.71%	2.06%	4.81%	—	—
Class A Shares at NAV[2]	2.53	1.80	4.55	—	—
Class A Shares at POP[3,4]	-3.36	0.60	3.93	—	—
Class C Shares at NAV[2] and CDSC[4]	1.75	1.05	—	2.60%	6/26/06
Russell 1000® Index	1.50	-0.02	3.34	—[5]	—
Barclays Capital U.S. Aggregate Bond Index	7.84	6.50	5.78	—[6]	—
Balanced Allocation Fund Composite Index	4.34	3.01	4.67	—[7]	—
Fund Expense Ratios[8]: I Shares: Gross 0.89%, Net 0.84%; A Shares 1.09%; C Shares 1.84%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]

“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares and all redemptions of Class C shares are 1% within the first year and 0% thereafter.

[5]	The index returned 2.25% for Class C shares since the inception date (6/26/06).
[6]	The index returned 6.95% for Class C shares since the inception date (6/26/06).
[7]	The index returned 4.54% for Class C shares since the inception date (6/26/06).
[8]

The expense ratios of the Fund, both net and gross are set forth according to the prospectus for the Fund effective May 1, 2011, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expenses: Expenses reduced by a voluntary fee waiver of Class I shares’ shareholder servicing fees, which may be discontinued at any time. Gross Expenses: Do not reflect the effect of voluntary fee waiver. See the financial highlights for more current expense ratios.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2001, for Class I and Class A shares including any applicable sales charges or fees. The performance of Class C shares may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

EQUITY FUNDS Virtus Core Equity Fund	Ticker Symbols: I Share: HGRIX A Share: HGRZX C Share: PICCX

¢	Core Equity Fund (the “Fund”) is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will achieve its objective.

¢

For the fiscal year ended December 31, 2011, the Fund’s Class I shares returned 3.19%, Class A shares returned 2.94% and Class C shares returned 2.12%. For the same period, the S&P 500® Index, a broad-based equity index, returned 2.11%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

How did the market perform during the Fund’s fiscal year?

¢

After a relatively stable first half of the year, followed by a third quarter which ended double-digit performance declines, the markets were able to stage a rebound in the fourth quarter, leaving the Russell 1000® Value Index with a modestly positive return for the year. Global growth forecasts have clearly taken a step back this year, with each of the four largest economies facing a variety of hazards. Economic growth was not as fast as we would have hoped, given the amount of fiscal and monetary stimulus. While the pace of the recovery is below many forecasters’ previous forecasts and well below prior recoveries, the U.S. economy has been growing for nearly two plus years, and there are indications the economy’s revitalization has moved from recovery phase to an expansion phase. We are seeing modest improvement in the industrial activity around the world, increasing capital expenditures and an increase in hiring (although slowly) – all signs of a broadening economy.

¢

In retrospect, the resiliency of the U.S. equity market in the face of global macro-economic concerns was refreshing. The seemingly never-ending stream of headlines concerning the Eurozone Crisis during the period drowned out the otherwise stronger fundamentals reported by many corporations. Financial markets also focused intensely during the period on a number of uncertainties in the economic outlook: oil prices, instability in the Mideast, Japan’s natural disaster, the end to Fed’s buying program in June, America’s involvement in another war and Europe’s sovereign debt crisis. The U.S. Congress continued to debate ways to address a growing deficit, with the Congressional Super Committee failing to reach a compromise. By the end of the period, tentative signs of improvement in stagnant employment/income growth, better consumer spending and non-residential construction were offset by weaker than forecasted economic growth and continued sluggish housing market.

¢

In aggregate, corporate earnings (for the S&P 500® Index) were up approximately 17% for the year. But uncertainty continued to dominate as investors flocked into historically low-beta defensive sectors which outperformed the stock market for the year.

¢	During the final quarter however, more cyclical sectors, such as Energy, Industrials and Materials performed well.

What factors affected the Fund’s performance during its fiscal year?

¢

For the period, the portfolio outperformed its S&P 500® Index benchmark. In general, larger-capitalization issues continued to perform better than smaller-capitalization issues. Sectors, that on a weighted-contribution basis that added to performance were health care, financials, energy, technology and telecommunications whereas industrial, consumer staples, utilities and materials detracted. On a weighted contribution basis, Humana Inc., UnitedHealth Group, Cheveron, TJX Cos. and Eli Lilly & Co. were among the positive contributors to performance, whereas Freeport-McMoRan Copper & Gold, Siemens AG ADS, JPMorgan Chase & Co., Murphy Oil Corp. and TRW Automotive Holdings Corp. detracted from results.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2011.
Information Technology	18%
Health Care	16
Energy	14
Consumer Discretionary	13
Consumer Staples	10
Financials	8
Industrials	6
Other (includes short-term investments)	15

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

EQUITY FUNDS

Virtus Core Equity Fund (continued)

Average Annual Total Returns[1] for periods ended 12/31/11

	1 year	5 years	10 years	Inception to 12/31/11	Inception Date
Class I Shares	3.19%	-0.36%	3.27%	—	—
Class A Shares at NAV[2]	2.94	-0.61	3.02	—	—
Class A Shares at POP[3,4]	-2.98	-1.78	2.42	—	—
Class C Shares at NAV[2] and CDSC[4]	2.12	-1.36	—	0.96%	6/26/06
S&P 500® Index	2.11	-0.25	2.92	—[5]	—
Fund Expense Ratios[6]: I Shares: Gross 1.07%, Net 1.02%; A Shares 1.27%; C Shares 2.02%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]

“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares and all redemptions of Class C shares are 1% within the first year and 0% thereafter.

[5]	The index returned 2.26% for Class C shares since the inception date (6/26/06).
[6]

The expense ratios of the Fund, both net and gross are set forth according to the prospectus for the Fund effective May 1, 2011, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expenses: Expenses reduced by a voluntary fee waiver of Class I shares’ shareholder servicing fees, which may be discontinued at any time. Gross Expenses: Do not reflect the effect of voluntary fee waiver. See the financial highlights for more current expense ratios.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2001, for Class I and Class A shares including any applicable sales charges or fees. The performance of Class C shares may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

EQUITY FUNDS Virtus Emerging Markets Opportunities Fund	Ticker Symbols: I Share: HIEMX A Share: HEMZX C Share: PICEX

¢	Emerging Markets Opportunities Fund (the “Fund”) is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will achieve its objective.

¢

For the fiscal year ended December 31, 2011, the Fund’s Class I shares returned -2.92%, Class A shares returned -3.13% and Class C shares returned -3.77%. For the same period, the S&P 500® Index, a broad-based equity index, returned 2.11% and the MSCI Emerging Markets Index (net), which is the Fund’s style-specific benchmark, returned -18.42%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

How did the market perform during the Fund’s fiscal year?

¢

Looking back, 2011 is likely to be remembered for policy gridlock and economic half-measures that failed to restore health in developed countries. The United States’ economy has shown marginal improvement, but Eurozone leaders continue to apply Band-Aids when more serious treatment appears to be required.

¢

Economic weakness in the developed world has the potential to continue to affect emerging markets. Many developing countries experienced slower growth this past year because of rising interest rates. Rates rose in response to high inflation, currency volatility, and end-demand weakness.

What factors affected the Fund’s performance during its fiscal year?

¢

Brazil was one of the top-performing countries in the portfolio during the period. The Fund had more exposure to Brazilian companies than its benchmark, and the companies we held significantly outperformed those in the index. Consumer Staples names, such as Ambev and Souza Cruz, helped relative and absolute performance.

¢	What we regard as strong stock selection helped China become a top-performer during the reporting period. Baidu, Netease, and Tsingtao Brewery helped performance.

¢	The Fund’s positions in Peru hurt performance during the reporting period.

¢

The Fund had significantly more exposure to consumer staples companies than did the benchmark during the reporting period, and these companies contributed to our strong performance. British American Tobacco, Ambev, and Souza Cruz helped relative and absolute performance.

¢	What we consider to be strong stock selection helped the information technologies sector perform well during the period. Baidu, Redecard, and Cielo helped performance.

¢	The Fund had limited exposure to companies in the Telecommunications sector during the period, which hurt performance.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic and market risk. Because the Fund is heavily weighted in a single sector, it will be impacted by that sector’s performance more than a Fund with broader sector diversification. Investing in the securities of small and mid-sized companies involves greater risks and price volatility than larger, more established companies.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2011.
Consumer Staples	38%
Financials	16
Information Technology	9
Utilities	9
Consumer Discretionary	6
Materials	4
Telecommunication Services	2
Other (includes short-term investments)	16

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

EQUITY FUNDS

Virtus Emerging Markets Opportunities Fund (continued)

Average Annual Total Returns[1] for periods ended 12/31/11

	1 year	5 years	10 years	Inception to 12/31/11	Inception Date
Class I Shares	-2.92%	6.55%	15.32%	—	—
Class A Shares at NAV[2]	-3.13	6.30	15.04	—	—
Class A Shares at POP[3,4]	-8.70	5.05	14.36	—	—
Class C Shares at NAV[2] and CDSC[4]	-3.77	5.51		9.95%	6/26/06
S&P 500® Index	2.11	-0.25	2.92	—[5]	—
MSCI Emerging Markets Index (net)	-18.42	2.40	13.86	—[6]	—
Fund Expense Ratios[7]: I Shares: Gross 1.47%, Net 1.42%; A Shares 1.67%; C Shares 2.42%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]

“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares and all redemptions of Class C shares are 1% within the first year and 0% thereafter.

[5]	The index returned 2.26% for Class C shares since the inception date (6/26/06).
[6]	The index returned 7.42% for Class C shares since the inception date (6/26/06).
[7]

The expense ratios of the Fund, both net and gross are set forth according to the prospectus for the Fund effective May 1, 2011, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expenses: Expenses reduced by a voluntary fee waiver of Class I shares’ shareholder servicing fees, which may be discontinued at any time. Gross Expenses: Do not reflect the effect of voluntary fee waiver. See the financial highlights for more current expense ratios.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2001, for Class I and Class A shares including any applicable sales charges or fees. The performance of Class C shares may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

EQUITY FUNDS Virtus Value Equity Fund	Ticker Symbols: I Share: HEQIX A Share: HIEZX C Share: PIQCX

¢	Value Equity Fund (the “Fund”) is diversified and has an investment objective of capital appreciation and current income. There is no guarantee that the Fund will achieve its objective.

¢

For the fiscal year ended December 31, 2011, the Fund’s Class I shares returned 2.62%, Class A shares returned 2.34% and Class C shares returned 1.51%. For the same period, the S&P 500® Index, a broad-based equity index, returned 2.11% and the Russell 1000® Value Index, which is the Fund’s style-specific benchmark, returned 0.39%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

How did the market perform during the Fund’s fiscal year?

¢

After a relatively stable first half of the year, followed by a third quarter which ended double-digit performance declines, the markets were able to stage a rebound in the fourth quarter, leaving the Russell 1000® Value Index with a modestly positive return for the year. Global growth forecasts have clearly taken a step back this year, with each of the four largest economies facing a variety of hazards. Economic growth was not as fast as we would have hoped, given the amount of fiscal and monetary stimulus. While the pace of the recovery is below many forecasters’ previous forecasts and well below prior recoveries, the U.S. economy has been growing for nearly two plus years, and there are indications the economy’s revitalization has moved from recovery phase to an expansion phase. We are seeing modest improvement in the industrial activity around the world, increasing capital expenditures and an increase in hiring (although slowly) – all signs of a broadening economy.

¢

In retrospect, the resiliency of the U.S. equity market in the face of global macro-economic concerns was refreshing. The seemingly never-ending stream of headlines concerning the Eurozone Crisis during the period drowned out the otherwise stronger fundamentals reported by many corporations. Financial markets also focused intensely during the period on a number of uncertainties in the economic outlook: oil prices, instability in the Mideast, Japan’s natural disaster, the end to Fed’s buying program in June, America’s involvement in another war and Europe’s sovereign debt crisis. The U.S. Congress continued to debate ways to address a growing deficit with the Congressional Super Committee failing to reach a compromise. By the end of the period, tentative signs of improvement in stagnant employment/income growth, better consumer spending and non-residential construction were offset by weaker than forecasted economic growth and continued sluggish housing market.

¢

In aggregate, corporate earnings (for the S&P 500® Index) were up approximately 17% for the year. But uncertainty continued to dominate as investors flocked into historically low-beta defensive sectors which outperformed the stock market for the year. During the final quarter however, more cyclical sectors, such as energy, industrials and materials performed well.

What factors affected the Fund’s performance during its fiscal year?

¢

For the period, the portfolio outperformed its S&P 500® Index benchmark. In general, larger-capitalization issues continued to perform better than smaller-capitalization issues. Sectors, that on a weighted-contribution basis added to performance were health care, financials, energy, technology and telecommunications whereas industrial, consumer staples, utilities and materials detracted. On a weighted-contribution basis, Humana Inc., UnitedHealth Group, Cheveron, TJX Cos. and Eli Lilly & Co. were among the positive contributors to performance, whereas Freeport-McMoRan Copper & Gold, Siemens AG ADS, JPMorgan Chase & Co., Murphy Oil Corp. and TRW Automotive Holdings Corp. detracted from results.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2011.
Financials	19%
Health Care	17
Energy	14
Consumer Discretionary	12
Consumer Staples	9
Information Technology	7
Utilities	6
Other (includes short-term investments)	16

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

EQUITY FUNDS

Virtus Value Equity Fund (continued)

Average Annual Total Returns[1] for periods ended 12/31/11

	1 year	5 years	10 years	Inception to 12/31/11	Inception Date
Class I Shares	2.62%	-0.98%	4.10%	—	—
Class A Shares at NAV[2]	2.34	-1.23	3.84	—	—
Class A Shares at POP[3,4]	-3.55	-2.39	3.23	—	—
Class C Shares at NAV[2] and CDSC[4]	1.51	-2.00	—	0.12	6/26/06
S&P 500® Index	2.11	-0.25	2.92	—[5]	—
Russell 1000® Value Index	0.39	-2.64	3.89	—[6]	—
Fund Expense Ratios[7]: I Shares: Gross 1.02%, Net 0.97%; A Shares 1.22%; C Shares 1.97%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]

“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares and all redemptions of Class C shares are 1% within the first year and 0% thereafter.

[5]	The index returned 2.26% for Class C shares since the inception date (6/26/06).
[6]	The index returned 0.25% for Class C shares since the inception date (6/26/06).
[7]

The expense ratios of the Fund, both net and gross are set forth according to the prospectus for the Fund effective May 1, 2011, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expenses: Expenses reduced by a voluntary fee waiver of Class I shares’ shareholder servicing fees, which may be discontinued at any time. Gross Expenses: Do not reflect the effect of voluntary fee waiver. See the financial highlights for more current expense ratios.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2001, for Class I and Class A shares including any applicable sales charges or fees. The performance of Class C shares may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

FIXED INCOME FUNDS Virtus High Yield Income Fund	Ticker Symbols: I Share: HHYIX A Share: HHYZX C Share: PYHCX

¢

High Yield Income Fund (the “Fund”) is diversified and has an investment objective of a high level of total return through a combination of income and capital appreciation. There is no guarantee that the Fund will achieve its objective.

¢

For the fiscal year ended December 31, 2011, the Fund’s Class I shares returned 5.47%, Class A shares returned 5.39% and Class C shares returned 4.52%. For the same period, the Barclays Capital U.S. Aggregate Bond Index, a broad-based fixed income index, returned 7.84% and the High Yield Income Linked Benchmark, which is the Fund’s style-specific benchmark, returned 4.37%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

How did the market perform during the Fund’s fiscal year?

¢

Given the heightened volatility for much of the year, the higher quality credits led the market, with BBs rising 6.12%, followed by the Bs and CCCs at 4.65% and -1.40%, respectively. The large majority of sectors rose on the year, led by Food & Drug Retail (14.53%), Cable TV (10.09%) and Leisure (9.13%). The laggards were Publishing (-6.02%), Transportation (-5.99%) and Banks (-4.10%).

¢

2011 marked the second busiest year on record for primary volumes, with high yield issuers tabling $275 billion globally. This represented 87% of 2010’s record pace and was buoyed by healthy inflows into high yield funds.

¢

Moody’s 12-month default rate (U.S issuer-based) fell during the year from 3.3% to 2.0%. Default activity remained quiet for most of the 2011 but picked up in the final quarter. For 2011, 27 high yield companies defaulted, affecting $21.2 billion in debt versus 44 companies and $19.8 billion in 2010.

What factors affected the Fund’s performance during its fiscal year?

¢	Positioning - During the year, the key contributors to our relative outperformance included:

-	Underweight exposure to Banking (by almost 400 basis points), one of the worst performing sectors last year.
-	Overweighting and positioning in Energy, which returned 8.5%.
-	Name selection in Telecommunications.

¢	Notable detractors to our relative performance included the Fund’s positioning in the Automotive and Capital Good sectors.

¢	Credit Quality – The Fund is underweight the riskiest CCC & below rated securities which underperformed the market in 2011.

¢

Overall, the Fund is positioned to provide a relatively stable return profile through low default experience, high levels of diversification with no out-sized positions and a focus on superior risk adjusted returns.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

The Fund may invest in high yield bonds, which may be subject to greater credit and market risks. As interest rates rise, existing bond prices fall and can cause the value of an investment in the Fund to decline. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities. Investing internationally involves additional risks such as currency, political, accounting, economic and market risk.

Because the Fund is heavily weighted in the consumer discretionary sector, it will be impacted by that sector’s performance more than a fund with broader diversification.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2011.
Corporate Bonds		93%
Consumer Discretionary	25%
Energy	17
Industrials	12
Health Care	11
All Others	28
Exchange Traded Funds		3
Other (includes short-term investments)		4

Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

FIXED INCOME FUNDS

Virtus High Yield Income Fund (continued)

Average Annual Total Returns[1] for periods ended 12/31/11

	1 year	5 years	Inception to 12/31/11	Inception Date
Class I Shares	5.47%	4.57%	6.90%	9/20/02
Class A Shares at NAV[2]	5.39	4.38	5.45	5/17/04
Class A Shares at POP[3,4]	1.44	3.59	4.92	5/17/04
Class C Shares at NAV[2] and CDSC[4]	4.52	3.55	4.52	6/26/06
Barclays Capital U.S. Aggregate Bond Index	7.84	6.50	—[5]	—
High Yield Income Linked Benchmark	4.37	7.61	—[6]	—
Fund Expense Ratios[7]: I Shares: Gross 0.89%, Net 0.84%; A Shares 1.09%; C Shares 1.84%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 4.75% sales charge.
[4]

“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares and all redemptions of Class C shares are 1% within the first year and 0% thereafter.

[5]	The index returned 5.34% for Class I shares, 5.83% for Class A shares and 6.95% for Class C shares since the inception date of each class.
[6]	The index returned 10.16% for Class I shares, 8.44% for Class A shares and 8.52% for Class C shares since the inception date of each class.
[7]

The expense ratios of the Fund, both net and gross are set forth according to the prospectus for the Fund effective May 1, 2011, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expenses: Expenses reduced by a voluntary fee waiver of Class I shares’ shareholder servicing fees, which may be discontinued at any time. Gross Expenses: Do not reflect the effect of voluntary fee waiver. See the financial highlights for more current expense ratios.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on September 20, 2002 (inception date of the class) in Class I shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

FIXED INCOME FUNDS Virtus Short/Intermediate Bond Fund	Ticker Symbols: I Share: HIBIX A Share: HIMZX C Share: PCMZX

¢

Short/Intermediate Bond Fund (the “Fund”) is diversified and has an investment objective of a high level of total return, including a competitive level of current income. There is no guarantee that the Fund will achieve its objective.

¢

For the fiscal year ended December 31, 2011, the Fund’s Class I shares returned 3.25%, Class A shares returned 2.99% and Class C shares returned 2.23%. For the same period, the Barclays Capital U.S. Aggregate Bond Index, a broad-based fixed income index, returned 7.84% and the Barclays Capital U.S. Intermediate Government/Credit Bond Index, which is the Fund’s style-specific benchmark, returned 5.80%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

How did the market perform during the Fund’s fiscal year?

¢

A catastrophic natural disaster, tension in the Middle East and North Africa, European unrest along with several countries on the verge of financial default and a downgrade of the US credit rating were the major drivers of market activity in 2011. In a year that began with most investors believing higher interest rates were a distinct possibility, the 2011 Barclays Treasury Index return of 9.81% came as a bit of a surprise. The first quarter marked the end of the Federal Reserve’s (the “Fed”) Quantitative Easing (“QE”) 2 strategy to stimulate growth, but the economic effects of the Japanese Tsunami, as well as the European debt crisis, dampened the strategy’s effectiveness. As a result, the Fed initiated a new QE3 strategy or operation “twist” in the final quarter in an effort to lower longer-term interest rates. Treasury yields closed the year significantly lower than where they began with longer rates posting the largest declines. The spread sectors, however, didn’t fare as well in an environment where risk appetites were driven by European financial headlines. Only the commercial mortgage-backed securities and asset-backed securities broad sector categories posted positive excess returns relative to comparable treasuries for the year. The corporate sector underperformed by 367 basis points while the non-corporate sectors of sovereigns, supras and other governmental entities underperformed by 149 basis points. Agency mortgages also underperformed while the non-agency mortgage sector experienced widening spreads due to the attempted sales of the government’s Maiden Lane portfolio.

What factors affected the Fund’s performance during its fiscal year?

¢

The Fund was positioned for a slow growth economy as the year began, with an overweight in the spread sectors across the board. This overweight dampened performance versus its style-specific benchmark as mortgages lagged earlier in the year while corporate securities lagged due to the mid-year flight to quality rally. Duration was modestly defensive as the year began, but was moved to a neutral position as global events became the driving force of interest rate movement.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

As interest rates rise, existing bond prices fall and can cause the value of an investment in the Fund to decline. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities. Investing internationally involves additional risks such as currency, political, accounting, economic and market risk.

A portfolio that is heavily weighted in a single sector will be impacted by that sector’s performance more than a portfolio with broader sector diversification.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2011.
Corporate Bonds		50%
Financials	20%
Consumer Discretionary	6
All Other Sectors	24
U.S. Government Securities		19
Mortgage-Backed Securities		18
Asset-Backed Securities		9
Other (includes short-term investments)		4

Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

FIXED INCOME FUNDS

Virtus Short/Intermediate Bond Fund (continued)

Average Annual Total Returns[1] for periods ended 12/31/11

	1 year	5 years	10 years	Inception to 12/31/11	Inception Date
Class I Shares	3.25%	5.08%	4.44%	—	—
Class A Shares at NAV[2]	2.99	4.82	4.18	—	—
Class A Shares at POP[3,4]	0.16	4.24	3.89	—	—
Class C Shares at NAV[2] and CDSC[4]	2.23	4.04	—	4.39%	6/26/06
Barclays Capital U.S. Aggregate Bond Index	7.84	6.50	5.78	—[5]	—
Barclays Capital U.S. Intermediate Government/Credit Bond Index	5.80	5.88	5.20	—[6]	—
Fund Expense Ratios[7]: I Shares: Gross 0.92%, Net 0.70%; A Shares: Gross 1.12%, Net 0.95%; C Shares: Gross 1.87%, Net 1.70%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 4.75% sales charge.
[4]

“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for C shares are 1% in the first year and 0% thereafter. CDSC charges for certain redemptions of Class A shares are 1% within the first year and 0% thereafter.

[5]	The index returned 6.95% for Class C shares since the inception date (6/26/06).
[6]	The index returned 6.20% for Class C shares since the inception date (6/26/06).
[7]

The expense ratios of the Fund, both net and gross, are set forth according to the prospectus for the Fund effective May 1, 2011, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expenses: Expenses reduced by a voluntary fee waiver of Class I shares’ shareholder servicing fees, which may be discontinued at any time, and a voluntary fee limitation of total operating expenses, which may be discontinued at any time. Gross Expenses: Do not reflect the effect of voluntary fee waivers and voluntary expense limitations. See the financial highlights for more current expense ratios.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2001, for Class I and Class A shares including any applicable sales charges or fees. The performance of Class C shares may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

FIXED INCOME FUNDS Virtus Tax-Exempt Bond Fund	Ticker Symbols: I Share: HXBIX A Share: HXBZX C Share: PXCZX

¢

Tax-Exempt Bond Fund (the “Fund”) is diversified and has an investment objective of a high level of current income that is exempt from federal income tax. There is no guarantee that the Fund will achieve its objective.

¢

For the fiscal year ended December 31, 2011, the Fund’s Class I shares returned 11.36%, Class A shares returned 10.98% and Class C shares returned 10.15%. For the same period, the Barclays Capital U.S. Aggregate Bond Index, a broad-based fixed income index, returned 7.84% and the Barclays Capital U.S. Municipal Bond Index, which is the Fund’s style-specific benchmark, returned 10.70%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

How did the Municipal Bond Market perform during the Fund’s fiscal year?

¢

The Municipal Market had strong performance during 2011, with returns of 10.70% according to Barclays Capital. This performance was better than U.S. Treasury bonds (9.81%) and Corporate bonds (8.15%) according to Barclays Capital.

¢

2011 started with concern over the credit quality of municipal bonds following a 60 Minutes report that predicted numerous defaults of municipal bonds to a level never approached or contemplated. This led to outflows from mutual funds which negatively impacted municipal bond performance during the first quarter of 2011.

¢	Later in the year, lessening fears of a market meltdown reversed the mutual fund flows.

¢	The positive fund flows, low bond issuance levels, and low U.S. Treasury rates were the catalysts of the strong municipal performance during 2011.

What factors affected the Fund’s performance?

¢	Longer-term bonds outperformed and the Fund was slightly long duration.

¢

Revenue bonds outperformed with strong performance from the transportation sector and the higher education sector. The Fund continued its focus on essential purpose revenue bonds and was overweight the transportation and higher education sectors.

¢	Lower-rated bonds outperformed and the Fund continued its high-quality focus.

¢

For the year 2011, Revenue bonds outperformed general obligation bonds according to Barclays Capital. The Fund is underweight in general obligation bonds and overweight in revenue bonds, positively impacting performance.

¢	Longer-term municipal bonds outperformed during 2011 according to Barclays Capital. The Fund’s duration was longer than the benchmark, which positively impacted performance.

¢

Three of the revenue sectors that had strong performance during 2011 were water & sewer, higher education, and transportation, according to Barclays Capital. The Fund was overweight in all three sectors, positively impacting performance.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

A portion of income may be subject to some state and/or local taxes and, for certain investors, a portion may be subject to the federal alternative minimum tax. As interest rates rise, existing bond prices fall and can cause the value of an investment in the Fund to decline. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities. Investing in municipal bonds involves market risk and credit risk.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2011.
Illinois	12%
New York	12
California	9
Colorado	7
Puerto Rico	7
Texas	7
Florida	4
Other (includes short-term investments)	42

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

FIXED INCOME FUNDS

Virtus Tax-Exempt Bond Fund (continued)

Average Annual Total Returns[1] for periods ended 12/31/11

	1 year	5 years	10 years	Inception to 12/31/11	Inception Date
Class I Shares	11.36%	5.65%	5.62%	—	—
Class A Shares at NAV[2]	10.98	5.37	5.35	—	—
Class A Shares at POP[3,4]	7.93	4.78	5.06	—	—
Class C Shares at NAV[2] and CDSC[4]	10.15	4.58	—	4.92%	6/26/06
Barclays Capital U.S. Aggregate Bond Index	7.84	6.50	5.78	—[5]	—
Barclays Capital U.S. Municipal Bond Index	10.70	5.22	5.38	—[6]	—
Fund Expense Ratios7: I Shares: Gross 0.81%, Net 0.60%; A Shares: Gross 1.01%, Net 0.85%; C Shares: Gross 1.76%, Net 1.60%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 4.75% sales charge.
[4]

“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares and all redemptions of Class C shares are 1% within the first year and 0% thereafter.

[5]	The index returned 6.95% for Class C shares since the inception date (6/26/06).
[6]	The index returned 5.61% for Class C shares since the inception date (6/26/06).
[7]

The expense ratios of the Fund, both net and gross are set forth according to the prospectus for the Fund effective May 1, 2011, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expenses: Expenses reduced by a voluntary fee waiver of Class I shares’ shareholder servicing fees, which may be discontinued at any time and a voluntary fee limitation of total operating expenses, which may be discontinued at any time. Gross Expenses: Do not reflect the effect of voluntary fee waivers and voluntary expense limitations. See the financial highlights for more current expense ratios.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2001 in Class I shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

MONEY MARKET FUNDS Virtus Insight Government Money Market Fund	Ticker Symbols: I Share: HGCXX A Share: HIGXX

¢

Insight Government Money Market Fund (the “Fund”) is diversified and has an investment objective of as high a level of current income from government obligations as is consistent with preservation of capital and liquidity. There is no guarantee that the Fund will achieve its objective.

How did the market perform during the Fund’s fiscal year?

¢

The Dow Jones Industrial Average and the S&P 500® Index ended the year nearly flat, with reduced issuance in the third and fourth quarters. Yields on all short-term government securities plummeted after Standard & Poor’s downgraded the debt rating of the United States in August 2011. During the course of 2011, yields plunged 90% on 3-month Treasury bills and dropped over 60% on 1-year Treasury bills . Concerns about Eurozone countries reached a fever pitch at the end of the third quarter. Year-end funding issues, combined with continued global unease, further drove down rates and availability. By the end of December, U.S. Treasury and agency securities were trading with a negative yield on maturities.

What factors affected the Fund’s performance during its fiscal year?

¢

The Fund received significant inflows on two separate occasions during the first half of the year, increasing in size by a factor of four. European unease and the displayed high volatility with the size of the Fund enhanced the desire to maintain an extraordinarily high level of liquidity. The decision by the U.S. government agencies (FHLB, FNMA, FHLMC and FFCB) to draw down their balance sheets resulted in a marked drop in yields, especially for maturities within the money market universe. Reduced new bond issuance required the Fund to rely even more than usual on discount agency notes, external money market funds and repurchase agreements.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The guarantee on U.S. government securities applies only to the underlying securities of the Fund’s portfolio, and not to the value of the Fund’s shares.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2011.
Federal Agency Securities	66%
Repurchase Agreements	25
Money Market Mutual Funds	8
U.S. Government Securities	1

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

MONEY MARKET FUNDS

Virtus Insight Government Money Market Fund (continued)

Average Annual Total Returns[1] for periods ended 12/31/11

	1 year	5 years	10 years
Class I Shares	0.01%	1.52%	1.94%
Class A Shares at NAV[2]	0.01	1.33	1.69
Fund Expense Ratios[3]: I Shares: Gross 0.28%, Net 0.23%; A Shares: Gross 0.58%, Net 0.26%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value).
[3]

The expense ratios of the Fund, both net and gross, are set forth according to the prospectus for the Fund effective May 1, 2011, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expenses: Expenses reduced by voluntary fee waivers of management, distribution, and shareholder servicing fees, which may be discontinued at any time. Gross Expenses: Do not reflect the effect of voluntary fee waivers. See the financial highlights for more current expense ratios.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2001 in Class I and Class A shares. Performance assumes dividends and capital gain distributions are reinvested.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

MONEY MARKET FUNDS Virtus Insight Money Market Fund	Ticker Symbols: I Share: HACXX A Share: HICXX

¢

Insight Money Market Fund (the “Fund”) is diversified and has an investment objective of as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. There is no guarantee that the Fund will achieve its objective.

How did the market perform during the Fund’s fiscal year?

¢

The Dow Jones Industrial Average and the S&P 500® Index ended the year nearly flat, with reduced issuance in the third and fourth quarters. Yields on all short-term government securities plummeted after Standard & Poor’s downgraded the debt rating of the United States in August 2011. During the course of 2011, yields plunged 90% on 3-month Treasury bills and dropped over 60% on 1-year Treasury bills . Concerns about Eurozone countries reached a fever pitch at the end of the third quarter. Year-end funding issues, combined with continued global unease, further drove down rates and availability. By the end of December, U.S. Treasury and Agency securities were trading with a negative yield on maturities.

What factors affected the Fund’s performance during its fiscal year?

¢

The Fund endured a significant outflow of assets during the first half of the year, decreasing in size by 60%. European unease and the displayed volatility with the size of the fund enhanced the desire to maintain an extraordinarily high level of liquidity. A decision by issuing companies to draw down their balance sheets as the year progressed resulted in a marked drop in yields, and reduced new bond issuance and the declining amount of outstanding commercial paper required the Fund to rely even more than usual on discount agency notes, external money market funds and repurchase agreements.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Investing internationally involves additional risks such as currency, political, accounting, economic and market risk.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2011.
Commercial Paper	31%
Repurchase Agreements	29
Federal Agency Securities	18
Certificates of Deposit	10
Money Market Mutual Funds	8
U.S. Government Securities	3
Time Deposits	1

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

MONEY MARKET FUNDS

Virtus Insight Money Market Fund (continued)

Average Annual Total Returns[1] for periods ended 12/31/11

	1 year	5 years	10 years
Class I Shares	0.06%	1.77%	2.12%
Class A Shares at NAV[2]	0.01	1.52	1.84
Fund Expense Ratios[3]: I Shares: Gross 0.25%, Net 0.20%; A Shares: Gross 0.55%, Net 0.34%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]

The expense ratios of the Fund, both net and gross, are set forth according to the prospectus for the Fund effective May 1, 2011, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expenses: Expenses reduced by voluntary fee waivers of management, distribution, and shareholder servicing fees, which may be discontinued at any time. Gross Expenses: Do not reflect the effect of voluntary fee waivers. See the financial highlights for more current expense ratios.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2001 in Class I and Class A shares. Performance assumes dividends and capital gain distributions are reinvested.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

MONEY MARKET FUNDS Virtus Insight Tax-Exempt Money Market Fund	Ticker Symbols: I Share: HTCXX A Share: HITXX

¢

Insight Tax-Exempt Money Market Fund (the “Fund”) is diversified and has an investment objective of as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity. There is no guarantee that the Fund will achieve its objective.

How did the market perform during the Fund’s fiscal year?

¢

The Dow Jones Industrial Average and the S&P 500® Index ended the year nearly flat, and the municipal markets had an extremely successful year. During the course of 2011, yields plunged 90% on 3-month Treasury bills and dropped over 60% on 1-year Treasury bills, with reduced issuance in the third and fourth quarters. Rates on all high-quality municipal bonds plummeted after Standard & Poor’s downgraded the debt rating of the United States. Year-end funding issues combined with continued global unease to further drive down rates and availability.

What factors affected the Fund’s performance during its fiscal year?

¢

The Fund endured reduced issuance and sizable asset outflows in the first quarter, declining by over 75% in total assets. European unease and the displayed high volatility with the size of the Fund enhanced the desire to maintain an extraordinarily high level of liquidity.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A portion of income may be subject to some state and/or local taxes and, for certain investors, a portion may be subject to the federal alternative minimum tax.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments at December 31, 2011.
Variable Rate Demand Obligations	71%
Commercial Paper-Municipal	22
Money Market Mutual Funds	7

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

MONEY MARKET FUNDS

Virtus Insight Tax-Exempt Money Market Fund (continued)

Average Annual Total Returns[1] for periods ended 12/31/11

	1 year	5 years	10 years
Class I Shares	0.01%	1.23%	1.50%
Class A Shares at NAV[2]	0.01	1.02	1.23
Fund Expense Ratios[3]: I Shares: Gross 0.25%, Net 0.20; A Shares: Gross 0.55%, Net 0.28%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]

The expense ratios of the Fund, both net and gross, are set forth according to the prospectus for the Fund effective May 1, 2011, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expenses: Expenses reduced by voluntary fee waivers of management, distribution, and shareholder servicing fees, which may be discontinued at any time. Gross Expenses: Do not reflect the effect of voluntary fee waivers. See the financial highlights for more current expense ratios.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2001 in Class I and Class A shares. Performance assumes dividends and capital gain distributions are reinvested.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

VIRTUS BALANCED ALLOCATION FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—9.3%
U.S. Treasury Bond
3.500%, 2/15/39	$540		$606
4.250%, 5/15/39	305		387
U.S. Treasury Note
1.375%, 10/15/12	500		505
1.750%, 1/31/14	955		984
1.875%, 4/30/14	500		518
4.000%, 2/15/15	665		739
2.250%, 3/31/16	800		854
2.375%, 7/31/17	880		946
3.750%, 11/15/18	658		765
3.125%, 5/15/21	386		431
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $6,495)			6,735

U.S. GOVERNMENT AGENCY OBLIGATIONS—1.0%
Israel Government AID Bond Series 7-Z 0.000%, 8/15/22	690		522
Rowan Cos., Inc. 4.330%, 5/1/19	214		230
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Identified Cost $642)			752

MORTGAGE-BACKED SECURITIES—15.8%

Agency—10.5%
FHLMC
5.500%, 7/1/35	224		244
6.000%, 12/1/36	174		192
FHLMC REMIC
2513, JE 5.000%, 10/15/17	247		263
2886, BE 4.500%, 11/15/19	260		290
2886, CK 5.000%, 11/15/19	280		315
2835, HB 5.500%, 8/15/24	244		267
3814, B 3.000%, 2/15/26	255		261
FNMA
4.500%, 1/1/20	112		120
7.500%, 11/1/26	—	(4)	—	(4)
7.500%, 3/1/27	1		1
7.500%, 3/1/27	3		3
4.000%, 11/1/31	486		514
5.500%, 12/1/33	91		100
5.500%, 1/1/34	61		67
5.000%, 7/1/34	206		223
5.000%, 11/1/34	39		42
2.203%, 1/1/35(3)	115		120
6.000%, 3/1/35	47		52
5.500%, 6/1/35	97		107
5.500%, 7/1/35	83		91
5.000%, 9/1/35	175		189
6.500%, 5/1/36	201		226
6.000%, 4/1/40	432		476
5.000%, 6/1/40	292		317
4.000%, 2/1/41	450		474
4.500%, 2/1/41	519		552
TBA 4.000%, 1/1/42(3)(5)	520		546
GNMA
8.000%, 11/15/26	12		14
7.000%, 9/15/31	2		3
5.500%, 7/15/33	90		102
5.000%, 9/15/39	365		407
4.500%, 3/20/41	418		457

	PAR VALUE	VALUE
Agency—continued
GNMA Structured Securities
03-17, AB 4.650%, 7/16/31	$113	$118
04-108, C 5.039%, 12/16/32(3)	195	218
11-38, AB 2.528%, 6/16/34	225	231

		7,602

Non-Agency—5.3%
Adjustable Rate Mortgage Trust 05-11, 2A42 2.704%, 2/25/36(3)	523	207
Bear Stearns Commercial Mortgage Securities, Inc.
06-T22, A4 5.533%, 4/12/38(3)	195	219
06-PW14, A4 5.201%, 12/11/38	165	181
07-PW15, A2 5.205%, 2/11/44	12	12
Citigroup-Deutsche Bank Commercial Mortgage Trust 06-CD3, A2 5.560%, 10/15/48	211	215
Countrywide Home Loans Series 03-J6, 1A1 5.500%, 8/25/33	91	94
GS Mortgage Securities Corp II 11-GC5, A4 3.707%, 8/10/44	265	277
GSR Mortgage Loan Trust 05-4F, 3A1 6.500%, 4/25/20	148	152
Lehman Brothers-UBS Commercial Mortgage Trust 06-C3, A4 5.661%, 3/15/39(3)	330	363
MASTR Adjustable Rate Mortgages Trust 05-8, 3A1 6.000%, 12/25/35(3)	363	227
MASTR Alternative Loans Trust
04-10, 3A1 5.000%, 9/25/19	190	192
04-13, 12A1 5.500%, 12/25/19	87	90
MASTR Asset Securitization Trust
03-7, 4A33 5.250%, 9/25/33	113	118
03-10, 3A1 5.500%, 11/25/33	127	132
Morgan Stanley Capital I 11-C3, A2 3.224%, 7/15/49	275	285
Morgan Stanley Mortgage Loan Trust 06-7, 5A2 5.962%, 6/25/36(3)	278	126
Residential Funding Mortgage Securities II, Inc. 01-HS2, A5 7.420%, 4/25/31(3)	13	13
Residential Funding Securities LLC 03-RM2, AII 5.000%, 5/25/18	105	108
Structured Asset Securities Corp.
03-34A, 6A 2.518%, 11/25/33(3)	87	79
05-2XS, 2A2 1.794%, 2/25/35(3)	62	40
05-15, 4A1 6.000%, 8/25/35	135	114
Washington Mutual Alternative Mortgage Pass-Through Certificates
05-4, CB7 5.500%, 6/25/35	285	229
05-6, 2A7 5.500%, 8/25/35	106	93
Washington Mutual Mortgage Pass-Through Certificates
02-S8, 2A7 5.250%, 1/25/18	64	66
03-S11, A1 5.000%, 11/25/33	195	204

		3,836
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $11,561)		11,438

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—1.8%
AEP Texas Central Transition Funding LLC 06-A, A5 5.306%, 7/1/20	$150	$182
Ally Auto Receivables Trust 11-1, A4 2.230%, 3/15/16	225	231
AmeriCredit Automobile Receivables Trust 11-5, A3 1.550%, 7/8/16	215	215
Bank of America Auto Trust 10-2, A3 1.310%, 7/15/14	241	242
Mercedes-Benz Auto Receivables Trust
09-1, A3 1.670%, 1/15/14	160	160
10-1, A3 1.420%, 8/15/14	172	173
Triad Auto Receivables Owner Trust 07-B, A4A 5.430%, 7/14/14	129	132
TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,321)		1,335

CORPORATE BONDS AND NOTES—11.0%

Consumer Discretionary—0.9%
Comcast Corp. 5.150%, 3/1/20	130	148
Darden Restaurants, Inc. 4.500%, 10/15/21	100	103
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.000%, 3/1/21	150	160
Time Warner Cable, Inc. 5.000%, 2/1/20	225	246

		657

Consumer Staples—0.8%
Anheuser-Busch InBev Worldwide, Inc. 1.500%, 7/14/14	225	227
Diageo Capital plc 5.200%, 1/30/13	200	209
Proctor & Gamble Co. ESOP Series A 9.360%, 1/1/21	117	158

		594

Energy—1.0%
ConocoPhillips Holding Co. 6.950%, 4/15/29	165	224
Devon Energy Corp. 7.950%, 4/15/32	125	179
Kinder Morgan Energy Partners LP 5.625%, 9/1/41	265	273

		676

Financials—3.5%
American Express Credit Corp. 5.125%, 8/25/14	215	231
Associates Corp. North America 6.950%, 11/1/18	60	65
AvalonBay Communities, Inc. 6.100%, 3/15/20	220	252
Bank of America Corp. 5.000%, 5/13/21	220	200

See Notes to Financial Statements

VIRTUS BALANCED ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011

($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
Boston Properties LP 4.125%, 5/15/21	$175	$176
Citigroup, Inc. 5.850%, 7/2/13	125	129
General Electric Capital Corp. 4.875%, 3/4/15	75	81
National Rural Utilities Cooperative Finance Corp. 3.050%, 3/1/16	225	236
PNC Funding Corp. 3.625%, 2/8/15	230	242
Prudential Financial, Inc.
3.000%, 5/12/16	250	249
5.375%, 6/21/20	120	129
Royal Bank of Scotland Group (The) plc 5.000%, 10/1/14	200	165
Travelers Cos., Inc. (The) 5.500%, 12/1/15(6)	325	365

		2,520

Health Care—0.5%
Merck & Co., Inc. 6.500%, 12/1/33	150	206
Unitedhealth Group, Inc. 5.950%, 2/15/41	125	154

		360

Industrials—1.3%
Boeing Co. (The)
3.500%, 2/15/15	175	188
8.750%, 9/15/31	100	153
Caterpillar, Inc. 5.200%, 5/27/41	200	239
CSX Corp. 5.500%, 4/15/41	100	113
Republic Services, Inc. 5.500%, 9/15/19	200	231

		924

Information Technology—0.3%
Hewlett-Packard Co. 2.125%, 9/13/15	240	236

Materials—0.3%
Airgas, Inc. 2.850%, 10/1/13	230	234

Telecommunication Services—1.0%
BellSouth Corp. 6.000%, 11/15/34	235	266
Verizon Global Funding Corp. 7.750%, 12/1/30	30	42
Vodafone Group plc 3.375%, 11/24/15(6)	400	422

		730

Utilities—1.4%
America Water Works 6.593%, 10/15/37	130	160

	PAR VALUE	VALUE
Utilities—continued
Consolidated Edison Co. of New York 5.700%, 2/1/34	$50	$59
Dominion Resources, Inc. 5.200%, 8/15/19	200	231
PSEG Power LLC 4.150%, 9/15/21	200	208
Southern Co. 2.375%, 9/15/15	240	246
Virginia Electric & Power Co. Series A 4.750%, 3/1/13	100	104

		1,008
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $7,388)		7,939

	SHARES
PREFERRED STOCK—0.2%

Financials—0.1%
Glacier Bancorp, Inc. 3.97%	8,075	97

Telecommunication Services—0.1%
Telefonica Brasil SA Sponsored ADR 1.45%	1,092	30
TOTAL PREFERRED STOCK (Identified Cost $128)		127

COMMON STOCKS—60.0%

Consumer Discretionary—7.2%
Amazon.com, Inc.(2)	500	87
American Public Education, Inc.(2)	1,093	47
AutoZone, Inc.(2)	250	81
Bed Bath & Beyond, Inc.(2)	2,950	171
Big Lots, Inc.(2)	3,000	113
Body Central Corp.(2)	2,950	74
Buffalo Wild Wings, Inc.(2)	900	61
CBS Corp. Class B	16,350	444
Comcast Corp. Class A	6,650	158
Crocs, Inc.(2)	3,295	49
Dillard’s, Inc. Class A	3,100	139
DIRECTV Class A(2)	11,950	511
DISH Network Corp. Class A	3,625	103
DSW, Inc. Class A	934	41
Expedia, Inc.	1,938	56
GameStop Corp. Class A(2)	4,300	104
Honda Motor Co., Ltd. Sponsored ADR	1,705	52
Kohl’s Corp.	3,100	153
Macy’s, Inc.	10,900	351
Magna International, Inc. Class A	987	33
McDonald’s Corp.	3,175	319
Pearson plc Sponsored ADR	3,560	67
PetSmart, Inc.	4,100	210
PF Chang’s China Bistro, Inc.	2,370	73
priceline.com, Inc.(2)	180	84
Red Robin Gourmet Burgers, Inc.(2)	3,475	96
Shuffle Master, Inc.(2)	3,630	43
Sinclair Broadcast Group, Inc. Class A	10,300	117
Stage Stores, Inc.	6,600	92

	SHARES	VALUE
Consumer Discretionary—continued
Time Warner Cable, Inc.	8,800	$559
TJX Cos., Inc.	8,960	578
Tripadvisor, Inc.	1,938	49
Vitamin Shoppe, Inc.(2)	1,175	47
WPP plc Sponsored ADR	1,021	53

		5,215

Consumer Staples—5.4%
BRF-Brasil Foods SA ADR	2,575	50
Church & Dwight Co., Inc.	2,960	136
Coca-Cola Co. (The)	3,600	252
Colgate-Palmolive Co.	2,685	248
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	525	19
Costco Wholesale Corp.	2,805	234
Cresud S.A.C.I.F. y A Sponsored ADR	1,465	17
Delhaize Group SA Sponsored ADR	515	29
Diageo plc Sponsored ADR	455	40
Dr. Pepper Snapple Group, Inc.	4,600	182
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	575	40
Hansen Natural Corp.(2)	2,150	198
Kroger Co. (The)	11,000	266
Lorillard, Inc.	1,000	114
Luxottica Group SpA. Sponsored ADR	1,150	32
Pantry, Inc., (The)(2)	6,300	75
Philip Morris International, Inc.	8,500	667
Smart Balance, Inc.(2)	8,970	48
Susser Holdings Corp.(2)	4,165	94
Tyson Foods, Inc. Class A	10,300	213
Unilever N.V.-NY Registered Shares	2,710	93
Wal-Mart Stores, Inc.	7,250	433
Walgreen Co.	12,400	410

		3,890

Energy—7.0%
Barrett (Bill) Corp.(2)	2,540	87
Chevron Corp.	7,350	782
ConocoPhillips	10,295	750
Core Laboratories N.V.	1,600	182
CVR Energy, Inc.	4,200	79
ENI S.p.A. Sponsored ADR	770	32
Exxon Mobil Corp.	16,775	1,422
Gran Tierra Energy, Inc.(2)	7,595	36
Helix Energy Solutions Group, Inc.(2)	6,915	109
Key Energy Services, Inc.(2)	2,370	37
Marathon Oil Corp.	5,980	175
National Oilwell Varco, Inc.	4,830	328
Oasis Petroleum, Inc.(2)	1,725	50
OYO Geospace Corp.(2)	425	33
Parker Drilling Co.(2)	16,700	120
Precision Drilling Corp.(2)	2,360	24
Repsol YPF SA Sponsored ADR	2,055	63
Royal Dutch Shell plc ADR	1,065	78
Statoil ASA Sponsored ADR	1,935	50
Tesco Corp.(2)	3,830	48
Tesoro Corp.(2)	11,000	257
Total SA Sponsored ADR	1,455	74
Vaalco Energy, Inc.(2)	24,415	148

See Notes to Financial Statements

VIRTUS BALANCED ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011

($ reported in thousands)

	SHARES	VALUE
Energy—continued
Valero Energy Corp.	6,100	$128

		5,092

Financials—6.9%
ACE Ltd.	565	40
Aflac, Inc.	2,925	126
Allianz SE ADR	7,380	70
American Safety Insurance Holdings Ltd.(2)	4,505	98
Ameriprise Financial, Inc.	7,500	372
AMERISAFE, Inc.(2)	3,950	92
Assurant, Inc.	1,600	66
Aviva plc	2,650	24
Banco Santander SA Sponsored ADR	5,857	44
BanColombia SA Sponsored ADR	320	19
Brookfield Asset Management, Inc. Class A	775	21
Brookfield Properties Corp.	1,423	22
Columbia Banking System, Inc.	2,024	39
CommonWealth REIT	5,315	88
DFC Global Corp.(2)	2,975	54
Digital Realty Trust, Inc.	2,475	165
Discover Financial Services	23,150	556
DuPont Fabros Technology, Inc.	1,360	33
Encore Capital Group, Inc.(2)	4,245	90
Equity Lifestyle Properties, Inc.	1,935	129
EZCcorp, Inc. Class A(2)	2,900	76
Highwoods Properties, Inc.	3,770	112
ING Groep N.V. ADR(2)	4,860	35
IntercontinentalExchange, Inc.(2)	610	74
JPMorgan Chase & Co.	6,000	199
Kemper Corp.	3,230	94
Meadowbrook Insurance Group, Inc.	12,635	135
Mitsubishi UFJ Financial Group, Inc. ADR	11,890	50
Mizuho Financial Group, Inc.	7,810	21
One Liberty Properties, Inc.	6,830	113
ORIX Corp. Sponsored ADR	1,070	44
Prosperity Bancshares, Inc.	2,650	107
PS Business Parks, Inc.	2,260	125
Reinsurance Group of America, Inc.	5,650	295
Shinhan Financial Group Co., Ltd.	731	50
State Bank Financial Corp.(2)	5,500	83
Summit Hotel Properties, Inc.	4,475	42
SVB Financial Group(2)	4,925	235
Symetra Financial Corp.	7,360	67
Travelers Cos., Inc. (The)	2,700	160
Unum Group	3,500	74
Washington Banking Co.	6,595	79
Wells Fargo & Co.	12,770	352
WesBanco, Inc.	6,400	125
Westpac Banking Corp. Sponsored ADR	655	67

		4,962

Health Care—8.7%
Abbott Laboratories	1,300	73
Aetna, Inc.	3,800	160
AMAG Pharmaceuticals, Inc.(2)	1,450	27
Amgen, Inc.	8,400	539
Amsurg Corp.(2)	5,520	144
AstraZeneca plc Sponsored ADR	11,558	535

	SHARES	VALUE
Health Care—continued
athenahealth, Inc.(2)	1,100	$54
Auxilium Pharmaceuticals, Inc.(2)	1,975	39
Bard (C.R.), Inc.	1,000	86
Biogen Idec, Inc.(2)	1,355	149
Celgene Corp.(2)	945	64
Centene Corp.(2)	1,300	51
Cepheid, Inc.(2)	915	31
Cerner Corp.(2)	1,925	118
Conceptus, Inc.(2)	2,750	35
Cornerstone Therapeutics, Inc.(2)	9,715	54
DexCom, Inc.(2)	3,810	35
Eli Lilly & Co.	11,950	497
Forest Laboratories, Inc.(2)	13,475	408
Gilead Sciences, Inc.(2)	9,575	392
GlaxoSmithKline plc Sponsored ADR	2,203	101
Humana, Inc.	6,565	575
Luminex Corp.(2)	1,305	28
Magellan Health Services, Inc.	2,045	101
Medicines Co. (The)(2)	6,200	116
Merck & Co., Inc.	2,625	99
Novartis AG ADR	1,535	88
Novo Nordisk A/S Sponsored ADR	459	53
Omnicell, Inc.(2)	3,130	52
Onyx Pharmaceuticals, Inc.(2)	870	38
OraSure Technologies, Inc.(2)	3,635	33
Par Pharmaceutical Cos., Inc.(2)	950	31
Pfizer, Inc.	30,900	669
RTI Biologics, Inc.(2)	4,682	21
Sanofi-Aventis S.A. ADR	1,070	39
Spectranetics Corp.(2)	4,645	34
UnitedHealth Group, Inc.	8,650	438
Vanda Pharmaceuticals, Inc.(2)	4,355	21
ViroPharma, Inc.(2)	1,750	48
WellCare Health Plans, Inc.(2)	1,110	58
Wright Medical Group, Inc.(2)	6,825	113
Zoll Medical Corp.(2)	630	40

		6,287

Industrials—5.5%
AAR Corp.	4,485	86
AerCap Holdings N.V.(2)	3,105	35
AGCO Corp.(2)	8,400	361
Atlas Air Worldwide Holdings, Inc.(2)	1,900	73
Brink’s Co. (The)	4,070	109
Clean Harbors, Inc.(2)	1,550	99
CNH Global N.V.(2)	1,465	53
Copa Holdings SA	260	15
CSX Corp.	11,975	252
Cummins, Inc.	700	62
Douglas Dynamics, Inc.	2,075	30
ESCO Technologies, Inc.	2,785	80
Fly Leasing Ltd. ADR	3,425	43
FTI Consulting, Inc.(2)	3,885	165
Generac Holdings, Inc.(2)	1,455	41
General Electric Co.	14,025	251
GeoEye, Inc.(2)	3,455	77
IHS, Inc. Class A(2)	655	56
Insperity, Inc.	2,200	56
Kadant, Inc.(2)	5,670	128
Lydall, Inc.(2)	4,700	45
Miller Industries, Inc.	4,920	77
Mitsui & Co., Ltd. Sponsored ADR	145	45
NACCO Industries, Inc. Class A	995	89

	SHARES	VALUE
Industrials—continued
Northrop Grumman Corp.	4,200	$246
RailAmerica, Inc.(2)	8,365	124
Raytheon Co.	1,750	85
Resources Connection, Inc.	4,650	49
Roadrunner Transportation Systems, Inc.(2)	3,100	44
Roper Industries, Inc.	760	66
Siemens AG Sponsored ADR	4,282	409
Stericycle, Inc.(2)	900	70
SYKES Enterprises, Inc.(2)	9,290	145
TAM SA Sponsored ADR	895	17
Tennant Co.	1,225	48
Titan International, Inc.	2,261	44
TransDigm Group, Inc.(2)	950	91
TrueBlue, Inc.(2)	2,205	31
Wabtec Corp.	2,500	175

		3,972

Information Technology—11.8%
Actuate Corp.(2)	4,680	27
Alliance Data Systems Corp.(2)	4,650	483
Apple, Inc.(2)	3,505	1,420
Applied Micro Circuits Corp.(2)	4,200	28
ARM Holdings plc Sponsored ADR	1,550	43
ASM International N.V.	1,175	34
Canon, Inc. Sponsored ADR	2,270	100
Check Point Software Technologies Ltd.(2)	3,075	162
Cisco Systems, Inc.	5,550	100
Cognizant Technology Solutions Corp. Class A(2)	2,090	134
Coherent, Inc.(2)	1,100	57
CommVault Systems, Inc.(2)	1,450	62
Constant Contact, Inc.(2)	2,250	52
Datalink Corp.(2)	6,050	50
Dell, Inc.(2)	27,600	404
Electro Scientific Industries, Inc.	2,075	30
Euronet Worldwide, Inc.(2)	5,720	106
F5 Networks, Inc.(2)	750	80
Finisar Corp.(2)	2,753	46
Google, Inc. Class A(2)	715	462
Hitachi Ltd. ADR	995	52
IAC/InterActive Corp.	3,950	168
Intel Corp.	15,350	372
International Business Machines Corp.	3,450	634
Intuit, Inc.	2,000	105
Jabil Circuit, Inc.	8,000	157
JDA Software Group, Inc.(2)	3,490	113
Kemet Corp.(2)	10,635	75
LeCroy Corp.(2)	3,300	28
LTX-Credence Corp.(2)	12,590	67
Microsoft Corp.	34,535	897
Mindspeed Technologies, Inc.(2)	6,099	28
MKS Instruments, Inc.	5,000	139
NetScout Systems, Inc.(2)	2,605	46
NeuStar, Inc. Class A(2)	1,635	56
Newport Corp.(2)	6,800	93
Novellus Systems, Inc.(2)	5,350	221
Oplink Communications, Inc.(2)	2,400	40
Oracle Corp.	21,300	546
PC-Tel, Inc.	8,168	56
Pericom Semiconductor Corp.(2)	4,100	31

See Notes to Financial Statements

VIRTUS BALANCED ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011

($ reported in thousands)

	SHARES	VALUE
Information Technology—continued
QUALCOMM, Inc.	3,770	$206
Quest Software, Inc.(2)	2,331	43
Red Hat, Inc.(2)	1,550	64
SAP AG Sponsored ADR	425	23
Standard Microsystems Corp.(2)	2,275	59
Symantec Corp.(2)	8,900	139
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,385	18
Veeco Instruments, Inc.(2)	1,538	32
Visa, Inc. Class A	600	61
Vocus, Inc.(2)	2,450	54
XO Group, Inc.(2)	3,500	29

		8,532

Materials—3.5%
Agrium, Inc.	272	18
BHP Billiton Ltd. Sponsored ADR	2,055	145
Boise, Inc.	14,650	104
Braskem SA Sponsored ADR	2,768	39
Buckeye Technologies, Inc.	4,360	146
CF Industries Holdings, Inc.	3,780	548
Cliffs Natural Resources, Inc.	1,575	98
Domtar Corp.	4,200	336
Freeport-McMoRan Copper & Gold, Inc.	15,515	571
LyondellBasell Industries N.V.	1,140	37
Minerals Technologies, Inc.	2,320	131
Monsanto Co.	1,025	72
Newmont Mining Corp.	870	52
POSCO ADR	525	43
Rio Tinto plc Sponsored ADR	1,250	61
TPC Group, Inc.(2)	5,860	137
Vale SA	1,275	28

		2,566

Telecommunication Services—1.7%
American Tower Corp. Class A	3,720	223
BCE, Inc.	465	19
BT Group plc Sponsored ADR	2,000	59
Cbeyond, Inc.(2)	4,600	37
Chorus Ltd.	1,187	14
Neutral Tandem, Inc.(2)	8,990	96
Nippon Telegraph & Telephone Corp. ADR	2,495	63
NTT DoCoMo, Inc.	1,015	19
Premiere Global Services, Inc.(2)	4,640	39
Rogers Communications, Inc. Class B	595	23
Telecom Corporation of New Zealand Ltd. Sponsored ADR	5,935	48
Verizon Communications, Inc.	13,975	561

		1,201

	SHARES	VALUE
Utilities—2.3%
AES Corp. (The)(2)	35,600	$422
American Electric Power Co., Inc.	7,400	306
Cia de Saneamento Basico do Estado de Sao Paulo(2)	790	44
El Paso Electric Co.	3,900	135
Enersis SA Sponsored ADR	2,042	36
National Grid plc Sponsored ADR	1,409	68
Northwestern Corp.	3,645	130
PNM Resources, Inc.	6,765	123
Portland General Electric Co.	8,550	217
Southwest Gas Corp.	3,335	142
TransAlta Corp.	2,665	55

		1,678
TOTAL COMMON STOCKS (Identified Cost $39,997)		43,395
TOTAL LONG TERM INVESTMENTS—99.1%
(Identified cost $67,539)		71,721

SHORT-TERM INVESTMENTS—3.3%

Money Market Mutual Funds—3.3%
AIM IInvestment Invesco Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 0.016%)	2	—	(4)
BlackRock Liquidity Funds TempFund Portfolio – Insitutional Shares (seven-day effective yield 0.110%)	2,383,759	2,384
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,384)		2,384
TOTAL INVESTMENTS—102.4% (Identified Cost $69,916)		74,105	(1)
Other assets and liabilities, net—(2.4)%		(1,738)

NET ASSETS—100.0%		$72,367

Country Weightings (Unaudited)†
United States	92%
United Kingdom	2
Canada	1
Germany	1
Israel	1
Japan	1
Netherlands	1
Other	1
Total	100%
† % of total investments as of December 31, 2011

Abbreviations:

ADR	American Depositary Receipt
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
ASA	Allmennaksjeselskap a public limited company (Norway).
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
plc	Public Limited Co.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
TBA	To be announced.

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at December 31, 2011, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2011.
(4)	Amount is less than $500 .
(5)	This security has a delayed delivery settlement date.
(6)	All or a portion segregated as collateral for delayed delivery security.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS BALANCED ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2011	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$1,335	$—	$1,335
Corporate Bonds And Notes	7,939	—	7,939
Mortgage-Backed Securities	11,438	—	11,438
Preferred Stock	127	127	—
U.S. Government and Agency Securities	7,487	—	7,487
Equity Securities:
Common Stocks	43,395	43,395	—
Short-Term Investments	2,384	2,384	—

Total Investments	$74,105	$45,906	$28,199

There are no Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS CORE EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.8%

Consumer Discretionary—13.5%
Bed Bath & Beyond, Inc.(2)	10,000	$580
Big Lots, Inc.(2)	10,100	381
CBS Corp. Class B	54,750	1,486
Dillard’s, Inc. Class A	10,500	471
DIRECTV Class A(2)	32,250	1,379
GameStop Corp. Class A(2)	15,200	367
Kohl’s Corp.	10,900	538
Macy’s, Inc.	38,200	1,229
PetSmart, Inc.	13,500	693
Time Warner Cable, Inc.	20,250	1,287
TJX Cos., Inc.	25,300	1,633

		10,044

Consumer Staples—10.6%
Dr. Pepper Snapple Group, Inc.	15,800	624
Kroger Co. (The)	35,800	867
Lorillard, Inc.	3,950	450
Philip Morris International, Inc.	29,300	2,299
Tyson Foods, Inc. Class A	36,750	759
Wal-Mart Stores, Inc.	24,700	1,476
Walgreen Co.	44,300	1,465

		7,940

Energy—14.3%
Chevron Corp.	25,050	2,665
ConocoPhillips	29,600	2,157
CVR Energy, Inc.	14,500	272
Exxon Mobil Corp.	43,750	3,708
National Oilwell Varco, Inc.	7,800	530
Tesoro Corp.(2)	37,750	882
Valero Energy Corp.	20,700	436

		10,650

Financials—8.5%
Ameriprise Financial, Inc.	27,050	1,343
Assurant, Inc.	5,650	232
Discover Financial Services	56,900	1,366
JPMorgan Chase & Co.	19,350	643
Reinsurance Group of America, Inc.	18,850	985
Travelers Cos., Inc. (The)	9,250	547
Unum Group	12,200	257
Wells Fargo & Co.	36,000	992

		6,365

	SHARES	VALUE
Health Care—15.9%
Aetna, Inc.	13,100	$553
Amgen, Inc.	19,950	1,281
AstraZeneca plc Sponsored ADR	27,130	1,256
Eli Lilly & Co.	40,300	1,675
Forest Laboratories, Inc.(2)	35,250	1,066
Gilead Sciences, Inc.(2)	16,800	687
Humana, Inc.	16,000	1,402
Pfizer, Inc.	110,350	2,388
UnitedHealth Group, Inc.	30,900	1,566

		11,874

Industrials—5.6%
AGCO Corp.(2)	29,900	1,285
CSX Corp.	33,100	697
Northrop Grumman Corp.	13,500	789
Raytheon Co.	6,050	293
Siemens AG Sponsored ADR	11,650	1,114

		4,178

Information Technology—18.5%
Alliance Data Systems Corp.(2)	5,900	613
Apple, Inc.(2)	8,250	3,341
Computer Sciences Corp.	750	18
Dell, Inc.(2)	93,700	1,371
Intel Corp.	46,800	1,135
International Business Machines Corp.	12,000	2,207
Jabil Circuit, Inc.	27,200	535
Microsoft Corp.	87,300	2,266
Novellus Systems, Inc.(2)	18,950	782
Oracle Corp.	42,050	1,079
Symantec Corp.(2)	28,400	444

		13,791

Materials—5.2%
CF Industries Holdings, Inc.	9,800	1,421
Domtar Corp.	13,750	1,099
Freeport-McMoRan Copper & Gold, Inc.	36,872	1,357

		3,877

Telecommunication Services—1.4%
Verizon Communications, Inc.	26,500	1,063

	SHARES	VALUE
Utilities—4.3%
AES Corp. (The)(2)	125,850	$1,490
American Electric Power Co., Inc.	24,550	1,014
Portland General Electric Co.	29,300	741

		3,245
TOTAL COMMON STOCKS (Identified Cost $66,954)		73,027
TOTAL LONG TERM INVESTMENTS—97.8%
(Identified cost $66,954)		73,027

SHORT-TERM INVESTMENTS—4.4%

Money Market Mutual Funds—4.4%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Shares (seven-day effective yield 0.110%)	3,280,293	3,280
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,280)		3,280
TOTAL INVESTMENTS—102.2% (Identified Cost $70,234)		76,307	(1)
Other assets and liabilities, net—(2.2)%		(1,677)

NET ASSETS—100.0%		$74,630

Abbreviations:

ADR	American Depositary Receipt
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at December 31, 2011, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2011	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$73,027	$73,027
Short-Term Investments	3,280	3,280

Total Investments	$76,307	$76,307

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011

($ reported in thousands)

	SHARES		VALUE
PREFERRED STOCK—7.7%

Consumer Staples—4.5%
Companhia de Bebidas das Americas ADR 3.20% (Brazil)	3,283,461		$118,500

Financials—1.9%
Itau Unibanco Holding S.A. ADR 0.40% (Brazil)	2,761,703		51,257

Utilities—1.3%
AES Tiete S.A. 10.67% (Brazil)	1,494,122		21,532
Companhia Energetica de Minas Gerais 5.35% (Brazil)	698,500		12,459

			33,991
TOTAL PREFERRED STOCK (Identified Cost $167,040)			203,748

COMMON STOCKS—80.6%

Consumer Discretionary—6.1%
Clicks Group Ltd. (South Africa)	2,032,797		11,642
Cox & Kings India Ltd. (India)	1,317,092		3,823
Genting Malaysia Bhd (Malaysia)	25,454,000		30,754
Grupo Televisa S.A. Sponsored ADR (Mexico)	921,005		19,396
Hero Honda Motors Ltd. (India)(2)	643,952		23,102
Kangwon Land, Inc. (South Korea)(2)	1,189,750		28,091
MGM China Holdings Ltd. (Cayman Islands)(2)	5,076,575		6,641
Parkson Retail Group Ltd. (China)	5,741,303		7,038
Peace Mark Holdings Ltd. (Hong Kong)(2)(3)(4)	464,100		0
Wynn Macau Ltd. (Hong Kong)	11,667,204		29,293

			159,780

Consumer Staples—33.6%
AmorePacific Corp. (South Korea)(2)	24,385		22,268
Anadolu Efes Biracilik Ve Malt Sanayii AS (Turkey)	1,408,900		16,963
British American Tobacco plc (United Kingdom)	2,422,496	(5)	115,082
British American Tobacco plc (United Kingdom)	291,548	(6)	13,834
British American Tobacco plc Bhd (Malaysia)	633,200		9,971
Coca-Cola Femsa S.A.B. de C.V. Series L (Mexico)	1,254,899		11,960
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR (Mexico)	130,134		12,390
Colgate Palmolive India Ltd. (India)	642,737		11,989

	SHARES	VALUE
Consumer Staples—continued
Dabur India Ltd. (India)	5,913,300	$11,074
Dairy Farm International Holdings Ltd. (Hong Kong)(2)	1,286,800	12,006
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	681,322	47,495
GlaxoSmithKline Consumer Healthcare Ltd. (India)	128,900	6,167
Grupo Modelo S.A.B. de C.V. Series C (Mexico)	3,908,250	24,646
Gudang Garam Tbk PT (Indonesia)	4,803,816	32,873
Guinness Anchor Bhd (Malaysia)	3,132,299	13,300
Hengan International Group Co., Ltd. (China)	1,573,395	14,718
Hindustan Unilever Ltd. (India)	5,496,960	42,170
ITC Ltd. (India)	22,252,940	84,352
LG Household & Health Care Ltd. (South Korea)(2)	76,513	32,378
Natura Cosmeticos S.A. (Brazil)	921,810	17,920
Nestle India Ltd. (India)	395,606	30,505
Nestle Malaysia Bhd (Malaysia)	472,400	8,375
Orion Corp. (South Korea)(2)	10,404	6,123
SABMiller plc (South Africa)	1,859,054	65,194
Shoprite Holdings Ltd. (South Africa)	1,558,057	26,287
Souza Cruz S.A. (Brazil)	6,236,177	76,596
Tiger Brands Ltd. (South Africa)	431,100	13,398
Tsingtao Brewery Co., Ltd. (China)	5,929,827	32,831
Unilever Indonesia Tbk PT (Indonesia)	10,150,543	21,045
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	15,002,456	41,176
Want Want China Holdings Ltd. (China)	8,000,129	7,983

		883,069

Energy—1.6%
Ecopetrol S.A. (Colombia)	14,911,600	32,423
PTT Exploration & Production plc (Thailand)	1,841,200	9,542

		41,965

Financials—13.8%
Banco Santander Chile ADR (Chile)	399,552	30,246
BanColombia SA Sponsored ADR (Colombia)	489,585	29,160
Bangkok Bank plc (Thailand)	3,435,800	17,860
CETIP SA – Balcao Organizado de Ativos e Derivativos (Brazil)	2,104,302	30,404

	SHARES	VALUE
Financials—continued
Compartamos SAB de C.V. (Mexico)	8,423,348	$10,322
Housing Development Finance Corp. (India)	6,574,536	80,726
Housing Development Finance Corp. Bank Ltd. (India)	7,500,685	60,289
Housing Development Finance Corp. Bank Ltd. ADR (India)	1,314,811	34,553
Itausa Investimentos S.A. (Brazil)	2,533,456	15,321
Public Bank Bhd (Malaysia)	7,048,200	29,749
Remgro Ltd. (South Africa)	1,276,031	18,750
Shriram Transport Finance Co., Ltd. (India)	725,998	5,753

		363,133

Health Care—1.0%
Sun Pharmaceutical Industries Ltd. (India)(2)	2,650,492	24,838

Industrials—1.3%
Bharat Electronics Ltd. (India)(2)	347,003	8,823
CCR S.A. (Brazil)	1,708,385	11,192
Jasa Marga Tbk PT (Indonesia)	8,146,569	3,773
Localiza Rent A Car S.A. (Brazil)	709,300	9,735
Taiwan Secom Co., Ltd. (Taiwan)	401,569	722

		34,245

Information Technology—8.6%
Baidu.com, Inc. Sponsored ADR (China)(2)	665,181	77,474
Cielo S.A. (Brazil)	1,816,264	46,934
NHN Corp. (South Korea)(2)	110,006	20,149
Redecard S.A. (Brazil)	3,055,433	47,815
Tata Consultancy Services Ltd. (India)	820,900	17,941
Totvs S.A. Com NPV (Brazil)	887,855	15,832

		226,145

Materials—4.3%
Asian Paints Ltd. (India)	407,504	19,892
Compania de Minas Buenaventura S.A. ADR (Peru)	966,040	37,038
Industrias Penoles S.A.B de C.V. (Mexico)	984,424	43,384
Semen Gresik (Persero) Tbk PT (Indonesia)	9,822,050	12,403

		112,717

Telecommunication Services—2.4%
China Mobile Ltd. (China)	4,628,720	45,235
Vodacom Group Ltd. (South Africa)	1,584,100	17,465

		62,700

See Notes to Financial Statements

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011

($ reported in thousands)

	SHARES	VALUE
Utilities—7.9%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	2,701,116	$15,824
Companhia Energetica de Minas Gerais (Brazil)	3,355,794	59,700
CPFL Energia S.A. (Brazil)	1,541,560	21,505
CPFL Energia S.A. ADR (Brazil)	819,410	23,115
GAIL India Ltd. (India)(2)	895,300	6,468
Indraprastha Gas Ltd. (India)(2)	674,600	4,772
Light S.A. (Brazil)	1,214,361	18,750
NTPC Ltd. (India)(2)	2,461,186	7,455
Power Assets Holdings Ltd. (Hong Kong)	5,863,391	43,372
Power Grid Corp. of India Ltd. (India)(2)	3,831,000	7,221

		208,182
TOTAL COMMON STOCKS (Identified Cost $2,070,601)		2,116,774
TOTAL LONG TERM INVESTMENTS—88.3%
(Identified cost $2,237,641)		2,320,522

SHORT-TERM INVESTMENTS—12.9%

Money Market Mutual Funds—12.9%
Dreyfus Cash Management Fund – Institutional Shares (seven-day effective yield 0.050%)	337,575,455	337,575
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $337,575)		337,575
TOTAL INVESTMENTS—101.2% (Identified Cost $2,575,216)		2,658,097	(1)
Other assets and liabilities, net—(1.2)%		(31,384)

NET ASSETS—100.0%		$2,626,713

Abbreviations:

ADR	American Depositary Receipt
plc	Public Limited Co.
SA	Sociedad Anonima

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at December 31, 2011, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(5)	Shares traded on Johannesburg exchange.
(6)	Shares traded on London Exchange.

Country Weightings (Unaudited)†
Brazil	22%
India	18
United States	13
Mexico	8
China	7
South Africa	6
United Kingdom	5
Other	21
Total	100%
† % of total investments as of December 31, 2011

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2011	Level 1 – Quoted Prices	Level 3 – Significant Unobservable Inputs
Equity Securities:
Common Stocks	$2,116,774	$2,116,774	$0	*
Preferred Stock	203,748	203,748	—
Short-Term Investments	337,575	337,575	—

Total Investments	$2,658,097	$2,658,097	$0	*

There are no Level 2 (significant observable input) priced securities.

*	Level 3 Common Stock Valued at zero at the beginning and end of period

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.8%

Consumer Discretionary—12.1%
Advance Auto Parts, Inc.	12,500	$870
Bed Bath & Beyond, Inc.(2)	13,000	754
CBS Corp. Class B	74,500	2,022
Chico’s FAS, Inc.	48,000	535
Dillard’s, Inc. Class A	16,400	736
DIRECTV Class A(2)	46,200	1,976
DISH Network Corp. Class A	41,900	1,193
GameStop Corp. Class A(2)	50,700	1,223
Kohl’s Corp.	16,800	829
Macy’s, Inc.	66,000	2,124
Time Warner Cable, Inc.	27,400	1,742
TJX Cos., Inc.	5,000	323
TRW Automotive Holdings Corp.(2)	26,600	867
Viacom, Inc. Class B	11,000	499

		15,693

Consumer Staples—8.6%
Dr. Pepper Snapple Group, Inc.	48,700	1,923
Kroger Co. (The)	88,000	2,131
Philip Morris International, Inc.	11,700	918
Procter & Gamble Co. (The)	8,600	574
Tyson Foods, Inc. Class A	109,300	2,256
Wal-Mart Stores, Inc.	24,300	1,452
Walgreen Co.	54,200	1,792

		11,046

Energy—14.3%
Chevron Corp.	57,100	6,075
ConocoPhillips	58,810	4,286
CVR Energy, Inc.	22,600	423
Exxon Mobil Corp.	38,600	3,272
National Oilwell Varco, Inc.	7,800	530
Tesoro Corp.(2)	85,800	2,004
Valero Energy Corp.	90,100	1,897

		18,487

Financials—18.9%
ACE Ltd.	13,200	926
American Financial Group, Inc.	68,500	2,527
Ameriprise Financial, Inc.	48,400	2,403
Assurant, Inc.	39,700	1,630
Discover Financial Services	88,000	2,112
JPMorgan Chase & Co.	69,200	2,301
PNC Financial Services Group, Inc.	38,900	2,243
Reinsurance Group of America, Inc.	43,900	2,294
Senior Housing Properties Trust	26,700	599
Travelers Cos., Inc. (The)	26,200	1,550
U.S. Bancorp	25,700	695
Unum Group	75,000	1,580
Wells Fargo & Co.	129,400	3,566

		24,426

Health Care—17.3%
Aetna, Inc.	24,700	1,042
Amgen, Inc.	27,900	1,792
AstraZeneca plc Sponsored ADR	38,100	1,764
Eli Lilly & Co.	69,100	2,872

	SHARES	VALUE
Health Care—continued
Endo Pharmaceuticals Holdings, Inc.(2)	29,200	$1,008
Forest Laboratories, Inc.(2)	74,000	2,239
Gilead Sciences, Inc.(2)	22,400	917
Humana, Inc.	28,900	2,532
Johnson & Johnson	7,300	479
Pfizer, Inc.	205,100	4,438
UnitedHealth Group, Inc.	63,900	3,238

		22,321

Industrials—4.6%
AGCO Corp.(2)	31,900	1,371
General Electric Co.	114,700	2,054
Raytheon Co.	19,400	938
Siemens AG Sponsored ADR	16,400	1,568

		5,931

Information Technology—7.1%
Apple, Inc.(2)	4,200	1,701
Cisco Systems, Inc.	102,400	1,851
Dell, Inc.(2)	74,800	1,094
Intel Corp.	71,200	1,727
Microsoft Corp.	22,000	571
Novellus Systems, Inc.(2)	37,600	1,553
Teradyne, Inc.(2)	26,200	357
Vishay Intertechnology, Inc.(2)	39,000	351

		9,205

Materials—5.5%
CF Industries Holdings, Inc.	16,700	2,421
Domtar Corp.	15,400	1,231
Freeport-McMoRan Copper & Gold, Inc.	48,500	1,784
LyondellBasell Industries N.V.	30,800	1,001
Rockwood Holdings, Inc.(2)	18,400	725

		7,162

Telecommunication Services—3.1%
AT&T, Inc.	31,287	946
Verizon Communications, Inc.	75,000	3,009

		3,955

Utilities—6.3%
AES Corp. (The)(2)	179,800	2,129
Ameren Corp.	23,900	792
American Electric Power Co., Inc.	57,700	2,384
CMS Energy Corp.	30,800	680
Portland General Electric Co.	86,100	2,177

		8,162
TOTAL COMMON STOCKS (Identified Cost $118,849)		126,388
TOTAL LONG TERM INVESTMENTS—97.8%
(Identified cost $118,849)		126,388

	SHARES	VALUE
SHORT-TERM INVESTMENTS—2.2%

Money Market Mutual Funds—2.2%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Shares (seven-day effective yield 0.110%)	2,878,721	$2,879
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,879)		2,879
TOTAL INVESTMENTS—100.0% (Identified Cost $121,728)		129,267	(1)
Other assets and liabilities, net—0.0%		64

NET ASSETS—100.0%		$129,203

Abbreviations:

ADR	American Depositary Receipt
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
N.V.	Naamloze Vennootschap a public limited liability company (Netherlands).
plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at December 31, 2011, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2011	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$126,388	$126,388
Short-Term Investments	2,879	2,879

Total Investments	$129,267	$129,267

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS HIGH YIELD INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—91.1%

Consumer Discretionary—24.0%
Affinion Group, Inc. 7.875%, 12/15/18	$163	$139
AMC Networks, Inc. 144A 7.750%, 7/15/21(2)	133	145
American Greetings Corp. 7.375%, 12/1/21	193	196
American Reprographics Co. 10.500%, 12/15/16	118	106
Asbury Automotive Group, Inc. 8.375%, 11/15/20	255	263
AutoNation, Inc. 6.750%, 4/15/18	55	58
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 8.250%, 1/15/19	124	124
Brunswick Corp. 7.375%, 9/1/23	220	205
Cablevision Systems Corp. 8.000%, 4/15/20	25	27
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, 1/15/19	165	173
7.375%, 6/1/20	28	30
Central Garden & Pet Co. 8.250%, 3/1/18	386	380
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. 144A 8.000%, 6/15/19(2)	240	221
Cinemark USA, Inc.
8.625%, 6/15/19	315	344
7.375%, 6/15/21	53	54
CSC Holdings LLC 8.625%, 2/15/19	220	255
Dana Holding Corp. 6.750%, 2/15/21	52	54
Dillard’s, Inc.
6.625%, 1/15/18	310	307
7.130%, 8/1/18	90	91
DineEquity, Inc. 9.500%, 10/30/18	184	198
Dish DBS Corp.
7.875%, 9/1/19	116	132
6.750%, 6/1/21	160	173
Donnelley (R.R.) & Sons Co.
7.250%, 5/15/18	31	30
7.625%, 6/15/20	206	193
Education Management LLC / Education Management Finance Corp. 8.750%, 6/1/14	79	80
Exide Technologies 8.625%, 2/1/18	190	147
Gannett Co., Inc.
9.375%, 11/15/17	250	272
7.125%, 9/1/18	47	47
Goodyear Tire & Rubber Co. (The)
10.500%, 5/15/16	81	90
8.250%, 8/15/20	100	110
Great Canadian Gaming Corp. 144A 7.250%, 2/15/15(2)	125	127

	PAR VALUE	VALUE
Consumer Discretionary—continued
Hanesbrands, Inc.
8.000%, 12/15/16	$1	$1
6.375%, 12/15/20	177	181
Hertz Corp. (The)
7.500%, 10/15/18	36	38
6.750%, 4/15/19	23	23
7.375%, 1/15/21	197	201
Intelsat Jackson Holdings SA 144A 7.250%, 4/1/19(2)	187	190
Jaguar Land Rover plc
144A 7.750%, 5/15/18(2)	141	135
144A 8.125%, 5/15/21(2)	193	182
Jarden Corp.
7.500%, 5/1/17	215	229
7.500%, 1/15/20	100	107
Lear Corp. 7.875%, 3/15/18	175	190
Live Nation Entertainment, Inc. 144A 8.125%, 5/15/18(2)	250	253
Longview Fibre Paper & Packaging, Inc. 144A 8.000%, 6/1/16(2)	138	139
Marina District Finance Co., Inc.
9.500%, 10/15/15	328	308
9.875%, 8/15/18	36	33
Meritor, Inc. 8.125%, 9/15/15	251	226
MGM Resorts International 9.000%, 3/15/20	250	278
Mobile Mini, Inc. 6.875%, 5/1/15	250	253
National Cinemedia LLC 7.875%, 7/15/21	168	167
Netflix, Inc. 8.500%, 11/15/17	64	67
Penn National Gaming, Inc. 8.750%, 8/15/19	300	328
Penske Automotive Group, Inc. 7.750%, 12/15/16	250	258
Perry Ellis International, Inc. 7.875%, 4/1/19	173	170
PHH Corp. 9.250%, 3/1/16	200	191
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(2)	123	119
Quiksilver, Inc. 6.875%, 4/15/15	200	187
RadioShack Corp. 6.750%, 5/15/19	219	189
Regal Cinemas Corp. 8.625%, 7/15/19	196	213
Regal Entertainment Group 9.125%, 8/15/18	173	186
Rent-A-Center, Inc. 6.625%, 11/15/20	32	32
Sally Holdings LLC/Sally Capital, Inc. 144A 6.875%, 11/15/19(2)	28	29
Sears Holdings Corp. 6.625%, 10/15/18	374	286
Service Corp. International 8.000%, 11/15/21	140	157

	PAR VALUE		VALUE
Consumer Discretionary—continued
Sirius XM Satellite Radio, Inc.
144A 8.750%, 4/1/15(2)	$350		$385
144A 7.625%, 11/1/18(2)	32		34
Speedway Motorsports, Inc. 6.750%, 2/1/19	90		91
Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc. 10.750%, 8/1/16	44		47
TRW Automotive, Inc. 144A 8.875%, 12/1/17(2)	330		360
United Artists Theatre Circuit, Inc.
Series 95-A 9.300%, 7/1/15(3)(4)	106		105
Series BD-1 9.300%, 7/1/15(3)(4)	94		93
Series BE-9 9.300%, 7/1/15(3)(4)	3		3
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 144A 8.125%, 12/1/17(2)	390		414
Vail Resorts, Inc. 6.500%, 5/1/19	59		60
Valassis Communication 6.625%, 2/1/21	119		111
Visteon Corp. 144A 6.750%, 4/15/19(2)	180		180
Wendy’s / Arby’s Restaurants LLC 10.000%, 7/15/16	250		276
WESCO Distribution, Inc. 7.500%, 10/15/17	245		251
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
7.875%, 11/1/17	350		386
7.750%, 8/15/20	31		35

			13,147

Consumer Staples—6.9%
Alliance One International, Inc. 10.000%, 7/15/16	135		122
B&G Foods, Inc. 7.625%, 1/15/18	140		149
Campofrio Food Group SA 144A 8.250%, 10/31/16(2)	250	EUR	325
CEDC Finance Corp. International, Inc. 144A 9.125%, 12/1/16(2)	100		71
Cott Beverages, Inc.
8.375%, 11/15/17	160		173
8.125%, 9/1/18	18		20
Darling International, Inc. 8.500%, 12/15/18	156		174
Dean Foods Co. 7.000%, 6/1/16	399		396
Del Monte Corp. 7.625%, 2/15/19	196		189
Elizabeth Arden, Inc. 7.375%, 3/15/21	195		204
Ingles Markets, Inc. 8.875%, 5/15/17	153		166
JBS USA LLC /JBS USA Finance, Inc.
11.625%, 5/1/14	35		40
144A 7.250%, 6/1/21(2)	202		189

See Notes to Financial Statements

VIRTUS HIGH YIELD INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—continued
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 8.250%, 9/1/17	$130	$136
Prestige Brands, Inc. 8.250%, 4/1/18	250	258
Revlon Consumer Products Corp. 9.750%, 11/15/15	295	315
Smithfield Foods, Inc.
10.000%, 7/15/14	50	58
7.750%, 7/1/17	365	402
Vector Group Ltd. 11.000%, 8/15/15	366	381

		3,768

Energy—16.2%
Alpha Natural Resources, Inc. 6.000%, 6/1/19	115	112
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 144A 8.750%, 6/15/18(2)	95	100
Berry Petroleum Co. 10.250%, 6/1/14	168	191
Bill Barrett Corp. 9.875%, 7/15/16	216	239
Breitburn Energy Partners LP / Breitburn Finance Corp. 8.625%, 10/15/20	124	130
Brigham Exploration Co. 8.750%, 10/1/18	137	169
Bristow Group, Inc. 7.500%, 9/15/17	120	125
Calfrac Holdings LP 144A 7.500%, 12/1/20(2)	198	194
Calumet Specialty Products Partners LP / Calumet Finance Corp. 144A 9.375%, 5/1/19(2)	232	226
Chesapeake Energy Corp. 7.250%, 12/15/18	250	278
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. 144A 6.625%, 11/15/19(2)	35	37
Compagnie Generale de Geophysique-Veritas 9.500%, 5/15/16	475	515
Complete Production Services, Inc. 8.000%, 12/15/16	245	256
Comstock Resources, Inc. 8.375%, 10/15/17	345	336
Concho Resources, Inc.
8.625%, 10/1/17	250	274
7.000%, 1/15/21	17	18
Copano Energy LLC / Copano Energy Finance Corp. 7.125%, 4/1/21	192	195
Crosstex Energy LP / Crosstex Energy Finance Corp. 8.875%, 2/15/18	160	176
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 144A 8.375%, 6/1/19(2)	146	147

	PAR VALUE		VALUE
Energy—continued
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	$99		$108
7.750%, 6/15/19	91		93
EV Energy Partners LP/EV Energy Finance Corp. 8.000%, 4/15/19	22		22
EXCO Resources, Inc. 7.500%, 9/15/18	100		95
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625%, 6/15/20	98		95
Frontier Oil Corp. 6.875%, 11/15/18	65		67
Genesis Energy LP/Genesis Energy Finance Corp. 7.875%, 12/15/18	159		160
Gulfmark Offshore, Inc. 7.750%, 7/15/14	365		367
Harvest Operations Corp. 144A 6.875%, 10/1/17(2)	18		19
Helix Energy Solutions Group, Inc. 144A 9.500%, 1/15/16(2)	250		261
HollyFrontier Corp. 9.875%, 6/15/17	350		388
Inergy LP / Inergy Finance Corp. 7.000%, 10/1/18	21		21
Key Energy Services, Inc. 6.750%, 3/1/21	142		143
Linn Energy LLC / Linn Energy Finance Corp. 8.625%, 4/15/20	215		234
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. 6.750%, 11/1/20	32		34
Martin Midstream Partners LP / Martin Midstream Finance Corp. 8.875%, 4/1/18	250		259
New World Resources NV 144A 7.875%, 5/1/18	250	EUR	302
Oasis Petroleum, Inc. 7.250%, 2/1/19	164		171
Parker Drilling Co. 9.125%, 4/1/18	125		132
Peabody Energy Corp. 144A 6.250%, 11/15/21(2)	84		87
Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp. 8.250%, 4/15/18	353		357
Petrohawk Energy Corp. 7.250%, 8/15/18	30		34
Petroleum Geo-Services ASA 144A 7.375%, 12/15/18(2)	200		205
Pioneer Drilling Co.
9.875%, 3/15/18	193		203
144A 9.875%, 3/15/18(2)	28		29
Regency Energy Partners LP / Regency Energy Finance Corp. 6.500%, 7/15/21	31		32
Rosetta Resources, Inc. 9.500%, 4/15/18	250		271
SESI LLC 6.375%, 5/1/19	32		33

	PAR VALUE	VALUE
Energy—continued
SunCoke Energy, Inc. 144A 7.625%, 8/1/19(2)	$63	$63
Swift Energy Co.
8.875%, 1/15/20	250	264
144A 7.875%, 3/1/22(2)	56	56
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
7.875%, 10/15/18	86	91
144A 6.875%, 2/1/21(2)	61	62
Tesoro Corp. 9.750%, 6/1/19	125	141
Trinidad Drilling Ltd. 144A 7.875%, 1/15/19(2)	115	119
W&T Offshore, Inc. 144A 8.500%, 6/15/19(2)	106	110

		8,846

Financials—4.7%
Ally Financial, Inc. 0.000%, 6/15/15	590	438
Cardtronics, Inc. 8.250%, 9/1/18	118	129
CIT Group, Inc. 7.000%, 5/1/17	375	375
Dycom Investments, Inc. 7.125%, 1/15/21	119	121
Fidelity National Information Services, Inc. 7.625%, 7/15/17	61	66
Ford Motor Credit Co., LLC 8.125%, 1/15/20	265	313
General Motors Financial Co., Inc. 144A 6.750%, 6/1/18(2)	43	44
International Lease Finance Corp.
8.625%, 9/15/15	20	21
8.750%, 3/15/17	370	382
8.250%, 12/15/20	51	52
MPT Operating Partnership LP/ MPT Finance Corp. 6.875%, 5/1/21	127	127
National Money Mart Co. 10.375%, 12/15/16	253	271
Richard Ellis (CB) Services, Inc. 6.625%, 10/15/20	31	32
Senior Housing Properties Trust 6.750%, 12/15/21	143	146
Sesi LLC 144A 7.125%, 12/15/21(2)	83	87

		2,603

Health Care—10.5%
Alere, Inc. 9.000%, 5/15/16	408	414
AMERIGROUP Corp. 7.500%, 11/15/19	181	187
Biomet, Inc. 11.625%, 10/15/17	130	142
BioScrip, Inc. 10.250%, 10/1/15	250	248

See Notes to Financial Statements

VIRTUS HIGH YIELD INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—continued
Davita, Inc.
6.375%, 11/1/18	$47	$48
6.625%, 11/1/20	47	49
Elan Finance plc / Elan Finance Corp. 8.750%, 10/15/16	309	331
Endo Pharmaceuticals Holdings Inc
7.000%, 7/15/19	15	16
7.000%, 12/15/20	197	210
7.250%, 1/15/22	28	30
Gentiva Health Services, Inc. 11.500%, 9/1/18	147	121
Grifols, Inc. 8.250%, 2/1/18	261	275
Hanger Orthopedic Group, Inc. 7.125%, 11/15/18	236	241
HCA, Inc.
6.500%, 2/15/20	87	91
7.500%, 2/15/22	116	119
Health Management Associates, Inc. 144A 7.375%, 1/15/20(2)	189	197
Healthsouth Corp. 8.125%, 2/15/20	375	380
Kindred Healthcare, Inc. 8.250%, 6/1/19	199	168
MedAssets, Inc. 8.000%, 11/15/18	382	376
Mylan, Inc. 144A 7.875%, 7/15/20(2)	175	194
NBTY, Inc. 9.000%, 10/1/18	189	209
Patheon, Inc. 144A 8.625%, 4/15/17(2)	250	200
Select Medical Corp. 7.625%, 2/1/15	188	178
STHI Holding Corp. 144A 8.000%, 3/15/18(2)	268	277
Teleflex, Inc. 6.875%, 6/1/19	62	65
Tenet Healthcare Corp. 8.000%, 8/1/20	272	274
Universal Health Services, Inc. 7.000%, 10/1/18	16	17
Valeant Pharmaceuticals International, Inc.
144A 6.500%, 7/15/16(2)	66	66
144A 6.750%, 10/1/17(2)	16	16
144A 6.875%, 12/1/18(2)	160	160
144A 7.000%, 10/1/20(2)	16	16
144A 7.250%, 7/15/22(2)	85	83
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC 7.750%, 9/15/18	361	371

		5,769

Industrials—11.4%
Abengoa Finance SAU 144A 8.875%, 11/1/17(2)	250	251
Advanced Micro Devices, Inc.
8.125%, 12/15/17	325	339
7.750%, 8/1/20	17	18

	PAR VALUE	VALUE
Industrials—continued
Air Medical Group Holdings 144A 9.250%, 11/1/18(2)	$121	$125
Aircastle Ltd. 144A 9.750%, 8/1/18(2)	36	38
Alliant Techsystems, Inc. 6.875%, 9/15/20	17	17
Altra Holdings, Inc. 8.125%, 12/1/16	240	256
Ashtead Capital, Inc. 144A 9.000%, 8/15/16(2)	108	113
Associated Materials LLC 9.125%, 11/1/17	105	92
Belden, Inc. 9.250%, 6/15/19	226	242
Boart Longyear Management Property Ltd. 144A 7.000%, 4/1/21(2)	66	67
Clearwater Paper Corp. 7.125%, 11/1/18	83	87
Continental Airlines, Inc. 144A 6.750%, 9/15/15(2)	74	71
Deluxe Corp. 144A 7.000%, 3/15/19(2)	286	280
DynCorp International, Inc. 10.375%, 7/1/17	167	146
Geo Group, Inc. (The)
7.750%, 10/15/17	350	374
6.625%, 2/15/21	31	31
Gibraltar Industries, Inc. Series B 8.000%, 12/1/15	375	377
H&E Equipment Services, Inc. 8.375%, 7/15/16	250	257
Interface, Inc. 7.625%, 12/1/18	6	6
Interline Brands, Inc. 7.000%, 11/15/18	111	115
Iron Mountain, Inc.
7.750%, 10/1/19	27	29
8.375%, 8/15/21	311	333
MasTec, Inc. 7.625%, 2/1/17	250	261
Mobile Mini, Inc. 7.875%, 12/1/20	33	33
Moog, Inc. 7.250%, 6/15/18	110	117
Oshkosh Corp. 8.250%, 3/1/17	175	183
PHI, Inc. 8.625%, 10/15/18	125	126
RSC Equipment Rental, Inc. / RSC Holdings III LLC 8.250%, 2/1/21	218	222
Shea Homes LP / Shea Homes Funding Corp. 144A 8.625%, 5/15/19(2)	129	121
SPX Corp. 6.875%, 9/1/17	66	72
Terex Corp. 8.000%, 11/15/17	122	120
Titan International, Inc. 7.875%, 10/1/17	117	122
Tomkins LLC/Tomkins, Inc. 9.000%, 10/1/18	214	238

	PAR VALUE		VALUE
Industrials—continued
Transdigm, Inc. 7.750%, 12/15/18	$212		$229
Triumph Group, Inc. 8.000%, 11/15/17	240		257
Tutor Perini Corp. 7.625%, 11/1/18	250		237
United Rentals North America, Inc. 8.375%, 9/15/20	250		245

			6,248

Information Technology—2.8%
Audatex North America, Inc. 144A 6.750%, 6/15/18(2)	31		32
CoreLogic, Inc. 144A 7.250%, 6/1/21(2)	168		162
Equinix, Inc.
8.125%, 3/1/18	225		246
7.000%, 7/15/21	41		43
Interactive Data Corp. 10.250%, 8/1/18	221		243
Seagate HDD Cayman
144A 7.750%, 12/15/18(2)	50		54
144A 7.000%, 11/1/21(2)	92	HKD	95
SunGard Data Systems, Inc. 7.375%, 11/15/18	252		259
Viasat, Inc. 8.875%, 9/15/16	379		390

			1,524

Materials—6.8%
AEP Industries, Inc. 8.250%, 4/15/19	259		264
APERAM 144A 7.375%, 4/1/16(2)	150		129
Building Materials Corp. of America
144A 6.875%, 8/15/18(2)	74		78
144A 6.750%, 5/1/21(2)	36		38
Ferro Corp. 7.875%, 8/15/18	312		315
FMG Resources Ltd. 144A 7.000%, 11/1/15(2)	255		259
Fufeng Group Ltd. 144A 7.625%, 4/13/16(2)	224		186
Glatfelter (P.H.) Co. 7.125%, 5/1/16	250		260
HeidelbergCement Finance BV 8.500%, 10/31/19	250	EUR	323
Huntsman International LLC
8.625%, 3/15/20	250		266
8.625%, 3/15/21	19		20
Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.750%, 3/1/19	87		82
Mirabela Nickel Ltd. 144A 8.750%, 4/15/18(2)	204		184
Olin Corp. 8.875%, 8/15/19	306		326
PolyOne Corp. 7.375%, 9/15/20	33		34
Polypore International, Inc. 7.500%, 11/15/17	33		34

See Notes to Financial Statements

VIRTUS HIGH YIELD INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011

($ reported in thousands)

	PAR VALUE	VALUE
Materials—continued
Quadra FNX Mining Ltd. 144A 7.750%, 6/15/19(2)	$94	$107
Sealed Air Corp. 144A 8.375%, 9/15/21(2)	7	8
Solutia, Inc. 7.875%, 3/15/20	245	268
Texas Industries, Inc. 9.250%, 8/15/20	208	187
Vulcan Materials Co. 7.500%, 6/15/21	175	190
Westlake Chemical Corp. 6.625%, 1/15/16	140	143

		3,701

Telecommunication Services—4.7%
Echostar Holding Corp. / Echostar Corp. 144A 7.625%, 6/15/21(2)	125	132
Frontier Communications Corp.
7.125%, 3/15/19	77	75
8.500%, 4/15/20	389	400
GCI, Inc. 6.750%, 6/1/21	31	30
MetroPCS Wireless, Inc.
7.875%, 9/1/18	137	140
6.625%, 11/15/20	74	69
NII Capital Corp.
8.875%, 12/15/19	335	354
7.625%, 4/1/21	36	36
tw telecom holdings, Inc. 8.000%, 3/1/18	250	268
Virgin Media Finance plc 8.375%, 10/15/19	125	138
West Corp.
8.625%, 10/1/18	118	120
7.875%, 1/15/19	73	73
Wind Acquisition Holdings Finance S.p.A. PIK Interest Capitalization 144A 12.250%, 7/15/17(2)	314	231
Windstream Corp.
7.000%, 3/15/19	425	431
7.750%, 10/15/20	73	76

		2,573

Utilities—3.1%
AES Corp. (The)
8.000%, 10/15/17	250	276
144A 7.375%, 7/1/21(2)	33	36
AmeriGas Partners LP / AmeriGas Finance Corp. 6.250%, 8/20/19	29	29

	PAR VALUE	VALUE
Utilities—continued
Atlantic Power Corp. 144A 9.000%, 11/15/18(2)	$110	$110
Calpine Corp.
144A 7.500%, 2/15/21(2)	244	262
144A 7.875%, 1/15/23(2)	76	82
GenOn Energy, Inc.
9.500%, 10/15/18	70	71
9.875%, 10/15/20	248	253
NRG Energy, Inc.
7.375%, 1/15/17	185	193
7.625%, 1/15/18	60	60
8.250%, 9/1/20	171	173
144A 7.875%, 5/15/21(2)	61	60
PNM Resources, Inc. 9.250%, 5/15/15	98	108

		1,713
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $48,842)		49,893

	SHARES
EXCHANGE-TRADED FUNDS—2.8%
iShares iBoxx $ High Yield Corporate Bond Fund	17,000	1,520
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,503)		1,520
TOTAL LONG TERM INVESTMENTS—93.9%
(Identified cost $50,345)		51,413

SHORT-TERM INVESTMENTS—3.8%

Money Market Mutual Funds—3.8%
BlackRock Liquidity Funds TempFund Portfolio – Insitutional Shares (seven-day effective yield 0.110%)	2,060,045	2,060
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,060)		2,060
TOTAL INVESTMENTS—97.7% (Identified Cost $52,405)		53,473	(1)
Other assets and liabilities, net—2.3%		1,280

NET ASSETS—100.0%		$54,753

Abbreviations:

ASA	Allmennaksjeselskap a public limited company (Norway).
PIK	Payment-in-Kind Security
plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at December 31, 2011, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, these securities amounted to a value of $9,864 or 18.0% of net assets.

(3)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(4)	Illiquid security.

Foreign Currencies:

EUR	European Currency Unit
HKD	Hong Kong Dollar

Country Weightings (Unaudited)†
United States	89%
Canada	2
Australia	1
France	1
Germany	1
Spain	1
United Kingdom	1
Other	4
Total	100%
† % of total investments as of December 31, 2011

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS HIGH YIELD INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011

($ reported in thousands)

At December 31, 2011, the Fund had entered into forward currency contracts as follows (reported in 000’s):

Contracts to Sell	In Exchange for	Counterparty	Settlement Date	Value	Unrealized Appreciation (Depreciation)
EUR 724	USD 947	BNYMellon	March 22, 2012	$937	$10

EUR	European Currency Unit
USD	United States Dollar

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2011	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Debt Securities:
Corporate Bonds and Notes	$49,893	$—	$49,692	$201
Equity Securities:
Exchange-Traded Funds	1,520	1,520	—	—
Short-Term Investments	2,060	2,060	—	—

Total Investments	$53,473	$3,580	$49,692	$201

Other Financial Instruments
Forward Currency Contracts*	$10	$—	$10	$—

*	Valued at the unrealized appreciation (depreciation) on the instruments.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Bonds and Notes
Investments in Securities:
Balance as of December 31, 2010	$230
Accrued Discount/(Premium)(a)	2
Realized Gain (Loss)(b)	—
Change in Unrealized Appreciation (Depreciation)(b)	9
Purchases	—
(Sales)(c)	(40)
Transfers In of Level 3(d)	—
Transfers Out of Level 3(d)	—

Balance as of December 31, 2011	$201

(a)	Disclosed in the Statement of Operations under interest income.
(b)	Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.
(c)	Includes paydowns.
(d)	Transfers into or from represent the ending value as of December 31, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

See Notes to Financial Statements

VIRTUS SHORT/INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—19.2%
U.S. Treasury Note
1.750%, 1/31/14	$475		$490
4.000%, 2/15/14	1,000		1,078
2.375%, 10/31/14	1,800		1,902
4.000%, 2/15/15	140		156
1.250%, 10/31/15	750		769
2.250%, 3/31/16	1,500		1,600
3.125%, 10/31/16	6,142		6,812
2.250%, 7/31/18	550		585
3.750%, 11/15/18	600		698
3.625%, 8/15/19	1,860		2,154
3.625%, 2/15/21	1,620		1,880
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $17,614)			18,124

U.S. GOVERNMENT AGENCY OBLIGATIONS—1.3%
FNMA 1.000%, 9/23/13	1,180		1,192
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Identified Cost $1,179)			1,192

MUNICIPAL BONDS—1.1%

Louisiana—0.3%
Local Government Environmental Facilities & Community Development Authority, EGSL, A-1, A-2 1.520%, 2/1/18	235		236
Public Facilities Authority, System Restoration Projects Taxable Series 08-ELL, A1 4.500%, 2/1/14	57		57

			293

Ohio—0.8%
State of Ohio Build America Infrastructure Projects Taxable Series 2 3.000%, 6/15/15	680		711
TOTAL MUNICIPAL BONDS (Identified Cost $971)			1,004

MORTGAGE-BACKED SECURITIES—18.4%

Agency—5.2%
FNMA
6.000%, 5/1/16	129		140
10.500%, 12/1/16	—	(4)	—	(4)
9.000%, 10/1/25	1		1
4.000%, 11/1/31	1,737		1,836
6.000%, 4/1/40	1,518		1,674
FNMA REMIC 97-70, PE (P.O.) 0.000%, 4/25/22	124		116
GNMA
7.000%, 6/15/23	2		2

	PAR VALUE	VALUE
Agency—continued
7.000%, 7/15/23	$3	$4
7.000%, 9/15/23	21	25
7.000%, 9/15/23	6	7
7.000%, 1/15/24	19	23
7.000%, 9/15/24	20	23
7.000%, 7/15/25	16	18
7.000%, 7/15/25	10	11
7.000%, 7/15/25	22	26
GNMA Structured Securities
03-17, AB 4.650%, 7/16/31	245	256
11-38, AB 2.528%, 6/16/34	686	703

		4,865

Non-Agency—13.2%
Adjustable Rate Mortgage Trust 05-11, 2A42 2.704%, 2/25/36(2)	4,157	1,649
Bear Stearns Commercial Mortgage Securities, Inc. 06-PW14, A4 5.201%, 12/11/38	935	1,026
04-T14, A4 5.200%, 1/12/41(2)	980	1,041
07-PW15, A2 5.205%, 2/11/44	91	91
Countrywide Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	1,197	1,179
04-24CB, 1A1 6.000%, 11/25/34	869	852
Deutsche Alternative Loan Trust—A Securities, Inc. 05-3, 4A5 5.250%, 6/25/35	413	373
GS Mortgage Securities Corp II 11-GC5, A4 3.707%, 8/10/44	625	653
Lehman Brothers-UBS Commercial Mortgage Trust 05-C5, A3 4.964%, 9/15/30	763	768
MASTR Alternative Loans Trust 04-10, 3A1 5.000%, 9/25/19	632	640
Morgan Stanley Capital I 06-T23, A2 5.922%, 8/12/41(2)	781	788
Morgan Stanley Mortgage Loan Trust 06-7, 5A2 5.962%, 6/25/36(2)	1,698	770
Residential Funding Mortgage Securities II, Inc. 01-HS2, A5 7.420%, 4/25/31(2)	104	104
Residential Funding Securities LLC 03-RM2, AII 5.000%, 5/25/18	432	442
Structured Asset Securities Corp.
03-34A, 6A 2.518%, 11/25/33(2)	998	901
05-2XS, 2A2 1.794%, 2/25/35(2)	588	384
Washington Mutual Alternative Mortgage Pass-Through Certificates 05-6, 2A7 5.500%, 8/25/35	901	793

		12,454
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $21,024)		17,319

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—9.1%
Ally Auto Receivables Trust 10-2, A4 2.090%, 5/15/15	$1,100	$1,122
AmeriCredit Automobile Receivables Trust 11-5, A3 1.550%, 7/8/16	730	730
Avis Budget Rental Car Funding/AESOP LLC 09-2A, A, 144A 5.680%, 2/20/14(3)	600	620
Capital Auto Receivables Asset Trust 07-3, A4 5.210%, 3/17/14	142	142
Centerpoint Energy Transition Bond Co. LLC 01-1, A4 5.630%, 9/15/15	215	226
Citibank Credit Card Issuance Trust 03-A10, A10 4.750%, 12/10/15	875	941
05-A2, A2 4.850%, 3/10/17	780	872
Citibank Omni Master Trust 09-A17, A17 144A 4.900%, 11/15/18(3)	800	870
Ford Credit Auto Owner Trust 11-A, A4 1.650%, 5/15/16	800	810
Honda Auto Receivables Owner Trust 10-1, A4 1.980%, 5/23/16	250	253
USAA Auto Owner Trust 09-2, A4 2.530%, 7/15/15	1,955	1,990
TOTAL ASSET-BACKED SECURITIES (Identified Cost $8,471)		8,576

CORPORATE BONDS AND NOTES—49.8%

Consumer Discretionary—6.0%
Comcast Corp. 5.150%, 3/1/20	900	1,023
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.500%, 3/1/16	525	542
Hewlett-Packard Co. 1.550%, 5/30/14	1,000	984
Time Warner Cable, Inc. 5.000%, 2/1/20	1,000	1,095
Time Warner, Inc. 3.150%, 7/15/15	720	749
Walt Disney Co. (The) 5.875%, 12/15/17	1,000	1,212

		5,605

Consumer Staples—5.2%
Anheuser-Busch InBev Worldwide, Inc. 1.500%, 7/14/14	800	806
CVS Caremark Corp. 3.250%, 5/18/15	1,000	1,055
General Mills, Inc. 1.550%, 5/16/14	570	574
3.150%, 12/15/21	330	334
Heinz (H.J.) Co. 5.350%, 7/15/13	1,220	1,302

See Notes to Financial Statements

VIRTUS SHORT/INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—continued
Pepsico, Inc. 0.800%, 8/25/14	$850	$849

		4,920

Financials—19.8%
American Express Credit Corp. 2.750%, 9/15/15	650	654
AvalonBay Communities, Inc. 5.750%, 9/15/16	925	1,044
Bank of America Corp. 5.000%, 5/13/21	1,000	911
Boeing Capital Corp. 3.250%, 10/27/14	725	772
Capital One Financial Corp. 6.150%, 9/1/16	980	1,020
Caterpillar Financial Services Corp. 1.650%, 4/1/14	1,000	1,014
ConocoPhillips Canada Funding Co. I 5.625%, 10/15/16	685	800
Fifth Third Bancorp 6.250%, 5/1/13	1,000	1,051
General Electric Capital Corp. 4.875%, 3/4/15	730	792
Goldman Sachs Group, Inc. (The) 3.700%, 8/1/15	1,000	980
HSBC Finance Corp. 4.750%, 7/15/13	465	475
International Business Machines International Group Capital LLC 5.050%, 10/22/12	800	829
John Deere Capital Corp. 2.800%, 9/18/17	1,000	1,049
JPMorgan Chase & Co. 5.125%, 9/15/14	920	970
Morgan Stanley 3.800%, 4/29/16	840	774
National City Bank 4.625%, 5/1/13	1,345	1,396
Prudential Financial, Inc. 2.750%, 1/14/13	487	491
3.000%, 5/12/16	400	399
Rabobank NV 2.125%, 10/13/15	650	637
Regions Financial Corp. 4.875%, 4/26/13	800	782
Royal Bank of Scotland plc (The) 3.950%, 9/21/15	1,000	938
Simon Property Group LP 4.200%, 2/1/15	800	848

		18,626

Health Care—3.8%
Gilead Sciences, Inc. 2.400%, 12/1/14	500	509
Schering-Plough Corp. 5.300%, 12/1/13	1,135	1,234

	PAR VALUE	VALUE
Health Care—continued
Unitedhealth Group, Inc. 4.875%, 2/15/13	$760	$792
WellPoint, Inc. 5.875%, 6/15/17	873	1,006

		3,541

Industrials—3.2%
Burlington Northern Santa Fe LLC 5.650%, 5/1/17	200	231
Texas Instruments, Inc. 0.875%, 5/15/13	800	802
Textron, Inc. 4.625%, 9/21/16	1,000	1,025
Union Pacific Corp. 4.000%, 2/1/21	880	946

		3,004

Information Technology—1.1%
Cisco Systems, Inc. 2.900%, 11/17/14	1,000	1,058

Materials—3.3%
Dow Chemical Co. (The) 2.500%, 2/15/16	525	527
E.I. Du Pont de Nemours & Co. 1.950%, 1/15/16	1,000	1,028
Republic Services, Inc. 3.800%, 5/15/18	400	414
Rio Tinto Alcan, Inc. 4.875%, 9/15/12	1,155	1,187

		3,156

Telecommunication Services—2.9%
AT&T, Inc. 2.400%, 8/15/16	300	306
5.800%, 2/15/19	500	590
Verizon Communications, Inc. 4.600%, 4/1/21	110	124
Vodafone Group plc 3.375%, 11/24/15	1,600	1,689

		2,709

Utilities—4.5%
Consolidated Edison Company of New York, Inc. 06-C 5.500%, 9/15/16	1,165	1,371
Dominion Resources, Inc. 2.250%, 9/1/15	660	675
PSEG Power LLC 4.150%, 9/15/21	870	903
Southern Co. 2.375%, 9/15/15	1,245	1,276

		4,225
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $45,397)		46,844
TOTAL LONG TERM INVESTMENTS—98.9%
(Identified cost $94,656)		93,059

	SHARES	VALUE

SHORT-TERM INVESTMENTS—2.1%

Money Market Mutual Funds—2.1%
AIM IInvestment Invesco Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 0.016%)	1,386,215	$1,386
BlackRock Liquidity Funds TempFund Portfolio – Institutional Shares (seven-day effective yield 0.110%)	580,936	581
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,967)		1,967
TOTAL INVESTMENTS—101.0% (Identified Cost $96,623)		95,026	(1)
Other assets and liabilities, net—(1.0)%		(914)

NET ASSETS—100.0%		$94,112

Abbreviations:

FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
plc	Public Limited Co.
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at December 31, 2011, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2011.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, these securities amounted to a value of $1,490 or 1.6% of net assets.

(4)	Amount is less than $500.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS SHORT/INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2011	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$8,576	$—	$8,576
Corporate Bonds And Notes	46,844	—	46,844
Mortgage-Backed Securities	17,319	—	17,319
Municipal Bonds	1,004	—	1,004
U.S. Government and Agency Securities	19,316	—	19,316
Equity Securities:
Short-Term Investments	1,967	1,967	—

Total Investments	$95,026	$1,967	$93,059

There are no Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(3)—97.5%

Alabama—4.2%
Jefferson County Limited Obligation,
Series A 5.250%, 1/1/17	$4,000	$3,866
Series A 5.500%, 1/1/21	2,415	2,208
Marshall County Health Care Authority, Series A 6.250%, 1/1/22	770	779
State Drinking Water Finance Authority, Series 02-A (AMBAC Insured) 5.000%, 8/15/14	2,875	2,885

		9,738

Alaska—0.4%
State Housing Finance Corp., University of Alaska Series A 0.070%, 12/1/27(2)	1,000	1,000

Arizona—2.3%
City of Mesa, Series A 5.000%, 7/1/20	2,000	2,229
Salt River Project Agricultural Improvement & Power District, Series B Pre-refunded 1/1/13 @ $100. 5.000%, 1/1/25	2,000	2,093
State Health Facilities Authority Phoenix Children’s Hospital, Series B 0.950%, 2/1/42(2)	1,000	925

		5,247

California—8.6%
City of Lodi, Wastewater System Certificates of Participation Series A (NATL Insured) 5.500%, 10/1/18	1,535	1,683
Grossmont Healthcare District, 2006 Election Series B 6.000%, 7/15/34	2,000	2,267
M-S-R Energy Authority, Series C 6.500%, 11/1/39	1,655	1,884
San Diego Unified School District,
2008-C – Election 0.000%, 7/1/35	3,000	731
2008-C – Election 0.000%, 7/1/36	1,000	226
San Francisco City & County Public Utilities Commission, Series A (NATL Insured) 5.000%, 11/1/27	1,035	1,058
South Gate Utility Authority, (NATL FGIC Insured) 0.000%, 10/1/19	1,385	994
State Educational Facilities Authority, University of Southern California Series A, 5.250%, 10/1/38	2,000	2,172
State of California, Unrefunded Balance 2007 5.000%, 10/1/23	2,630	2,634

	PAR VALUE	VALUE
California—continued
6.000%, 11/1/35	$2,750	$3,134
Sunnyvale School District, Election 2004 Series C 5.500%, 9/1/34	2,500	3,026

		19,809

Colorado—6.9%
Denver City & County School District No.1, Series A 5.500%, 12/1/26	1,375	1,623
Gunnison Watershed School District No. 1-J, Series 09 5.250%, 12/1/22	500	588
Public Authority For Colorado Energy,
Natural Gas Purchase Series 08 6.125%, 11/15/23	2,110	2,241
6.250%, 11/15/28	2,250	2,365
State Health Facilities Authority, Catholic Health Initiatives Series D 6.250%, 10/1/33	650	746
State Public Highway Authority E-470, Series B (NATL Insured) 0.000%, 9/1/29	665	208
University of Colorado,
Enterprise System Series A 5.625%, 6/1/22	2,650	3,335
Enterprise System 5.000%, 6/1/24	1,000	1,185
Enterprise System 5.000%, 6/1/25	2,220	2,589
Enterprise System Series A 5.375%, 6/1/38	1,000	1,110

		15,990

Connecticut—0.8%
State Health & Educational Facilitities Authority, Yale University Yale University Series Y-2, 0.020%, 7/1/35	1,870	1,870

District of Columbia—1.7%
Metropolitan Washington Airports Authority, Dulles Airport Metrorail,
Series Lien – B-09 (AGC Insured) 0.000%, 10/1/36	2,000	479
Series Lien – C-09 (AGC Insured) 0.000%, 10/1/41	4,000	3,435

		3,914

Florida—4.5%
Brevard County Health Facilities Authority, Health First, Inc. Project 7.000%, 4/1/39	1,050	1,177
City of Jacksonville, (NATL Insured) 5.000%, 10/1/26	1,455	1,457
City of Miami Beach, Stomwater
Series A 5.250%, 9/1/23	1,265	1,486
Series A 4.750%, 9/1/41	1,000	1,013

	PAR VALUE	VALUE
Florida—continued
Miami-Dade County Educational Facilities Authority, University of Miami Series A 5.250%, 4/1/18	$1,000	$1,107
Orange County, Series B (NATL FGIC Insured) 5.125%, 1/1/32	2,000	2,035
State Department of Transportation, Series A (AGM Insured) 5.000%, 7/1/32	2,000	2,089

		10,364

Georgia—4.3%
Athens-Clarke County Unified Government , Water and Sewer Authority 5.625%, 1/1/28	1,500	1,707
Chatham County Hospital Authority, Memorial Medical Health Center Series A 6.125%, 1/1/24	1,280	1,284
Dekalb County, Water & Sewer
Series A 5.250%, 10/1/26	2,750	3,164
Series A 5.250%, 10/1/31	1,500	1,657
Series A 5.250%, 10/1/41	2,000	2,140

		9,952

Idaho—0.7%
State Housing & Finance Association, Federal Highway Series A 4.500%, 7/15/29	1,500	1,548

Illinois—12.3%
Chicago Park District, Series A (NATL FGIC Insured) 5.000%, 1/1/31	1,775	1,870
Dekalb County, Community Unit School District No. 428 0.000%, 1/1/30	1,000	377
Metropolitan Pier & Exposition Authority, McCormick Place Series B (AGM Insured) 0.000%, 6/15/26	1,000	487
State Finance Authority,
KishHealth System Series 08 4.750%, 10/1/18	700	749
DePaul University Series C 5.625%, 10/1/20	1,000	1,083
Loyola University Series A (XLCA Insured) 5.000%, 7/1/22	1,000	1,046
University of Chicago Series A 5.250%, 7/1/22	3,000	3,160
University of Chicago Series A 5.000%, 7/1/26	1,000	1,043
Art Institute of Chicago Series A 6.000%, 3/1/38	1,875	2,045
Rush University Medical Center Series A 7.250%, 11/1/38	1,050	1,183
State of Illinois, 5.000%, 6/15/23	3,250	3,445

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011

($ reported in thousands)

	PAR VALUE	VALUE
Illinois—continued
State Toll Highway Authority,
Series A-1, (AGM Insured) 5.000%, 1/1/21	$3,050	$3,415
Series A-1, (AGM Insured) 5.000%, 1/1/24	1,015	1,112
University of Illinois,
South Farms Project (NATL, FGIC Insured) 5 .250%, 9/1/20	4,325	4,503
Auxiliary Facilities System-Series A 5.500%, 4/1/31	1,540	1,711
Auxiliary Facilities System-Series A 5.125%, 4/1/36	500	531
Auxiliary Facilities System-Series A 5.250%, 4/1/41	500	533

		28,293

Indiana—2.4%
Indiana University,
(AMBAC Insured) 5.250%, 11/15/17	1,055	1,168
Series A 5.250%, 6/1/23	1,320	1,596
Wayne Township School District, Marion County School Building Corp. (NATL-FGIC) 5.000%, 7/15/24	2,535	2,683

		5,447

Iowa—2.9%
State of Iowa,
Prison Infrastructure Funding 5.000%, 6/15/27	2,250	2,591
State Jobs Program Series A, 5.000%, 6/1/38	3,750	4,122

		6,713

Maryland—2.8%
City of Baltimore,
Convention Center Sr. Series A (XLCA Insured) 5.250%, 9/1/22	400	397
Convention Center Sr.Series A (XLCA Insured) 5.250%, 9/1/23	1,500	1,465
Wastewater Project-Series A 5.000%, 7/1/36	350	384
Wastewater Project-Series A 5.000%, 7/1/41	750	815
Wastewater Project-Series A 5.000%, 7/1/41	750	815
State Health & Higher Educational Facilities Authority,
Anne Arundel County Health System Series A, 6.750%, 7/1/29	2,015	2,346
Anne Arundel County Health System 5.000%, 7/1/32	250	258

		6,480

	PAR VALUE	VALUE

Massachusetts—2.7%
Commionwealth School Building Authority, Sr. Series B 5.000%, 10/15/41	$1,000	$1,085
State Development Finance Agency, Partners HealthCare Series L 5.000%, 7/1/25	1,525	1,716
State Health & Educational Facilities Authority, Harvard University Series A 5.500%, 11/15/36	2,000	2,293
State School Building Authority, Sr. Series B 5.000%, 10/15/35	1,000	1,094

		6,188

Michigan—3.2%
City of Detroit , Sewer Disposal Series Lien B (AGM Insured) 7.500%, 7/1/33	1,000	1,210
City of Detroit, Water Supply System Series A (AGM insured) 5.000%, 7/1/23	4,750	5,005
State of Michigan, Highway Improvements (AGM Insured) 5.250%, 9/15/19	1,015	1,178

		7,393

Missouri—2.3%
Metropolitan St. Louis District Sewer & Wastewater System , Series A 5.750%, 5/1/38	2,000	2,231
State Health & Educational Facilities Authority,
St Louis University Series A-2 0.030%, 10/1/35	1,000	1,000
St. Louis Unversity Series B-2 0.030%, 10/1/35(2)	2,000	2,000

		5,231

Nebraska—1.1%
University of Nebraska at Lincoln,
Series A 5.000%, 7/1/22	1,000	1,178
Series A 5.250%, 7/1/34	1,250	1,382

		2,560

New Hampshire—0.3%
State Health & Education Facilities Authority, Exeter Project 6.000%, 10/1/24	750	759

New Jersey—1.5%
State Transportation Trust Fund Authority,
Series B 5.500%, 6/15/31	1,500	1,673
Series A 6.000%, 6/15/35	1,500	1,722

		3,395

New York—11.8%
City of New York Series E-1, 6.250%, 10/15/28	1,000	1,212

	PAR VALUE	VALUE
New York—continued
City of New York, Industrial Development Agency,
Queens Baseball Stadium Project (AMBAC Insured) 5.000%, 1/1/20	$900	$911
Queens Baseball Stadium Project (AGC Insured) 6.125%, 1/1/29	500	549
Queens Baseball Stadium Project (AMBAC Insured) 5.000%, 1/1/31	460	418
Queens Baseball Stadium Project (AGC Insured) 6.375%, 1/1/39	1,000	1,070
City of New York, Municipal Water Finance Authority,
Water & Sewer Series A-09, 5.500%, 6/15/21	500	618
Water & Sewer Series A-09, 5.500%, 6/15/22	1,000	1,224
Water & Sewer Series A-09, 5.625%, 6/15/24	1,050	1,266
Water & Sewer Series A-09, 5.750%, 6/15/40	6,590	7,537
City of New York, Transitional Finance Authority,
Sub-Series S-1A 5.000%, 7/15/25	1,000	1,151
Series B, 5.000%, 8/1/28	1,000	1,042
Sub-Series S-1A 5.250%, 7/15/37	4,000	4,390
Hudson Yards Infrastructure Corp. Series A 5.750%, 2/15/47	1,400	1,513
Metropolitan Transportation Authority,
Series A 2.000%, 11/15/12	610	618
Series 2008–C 6.250%, 11/15/23	3,140	3,788

		27,307

North Carolina—0.5%
State Turnkpike Authority, 5.000%, 7/1/36	1,000	1,100

Ohio—0.7%
City of Columbus School District, (AGM Insured) 5.000%, 12/1/19	500	579
State Higher Educational Facility Commission, University Hospital Health System Series A-09 6.750%, 1/15/39	1,000	1,063

		1,642

Oklahoma—1.0%
State Turnpike Authority,
Second Sr. Series B 5.000%, 1/1/29	1,250	1,412
Second Sr. Series B 5.000%, 1/1/31	750	834

		2,246

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011

($ reported in thousands)

	PAR VALUE	VALUE

Pennsylvania—3.2%
Chester County Health & Education Facilities Authority, Chester County Hospital Series A, 6.750%, 7/1/31	$1,000	$1,001
Commonwealth Turnpike Commission Authority,
Sub-Series B 5.250%, 12/1/31	2,000	2,122
Sub–series B2, 0.000%, 12/1/34	1,750	1,522
Sub–series E, 0.000%, 12/1/38	2,000	1,650
Reading Area Water Auhtority 5.250%, 12/1/36	1,000	1,035

		7,330

Puerto Rico—6.8%
Commonwealth Electric Power Authority, Series ZZ 5.250%, 7/1/22	7,000	7,784
Commonwealth Sales Tax Finance Corp.,
Pre-Refunded Sub-Series A 6.125%, 8/1/29	85	95
Unrefunded Sub-Series A 6.125%, 8/1/29	2,915	3,100
First Sub-Series A 6.000%, 8/1/42	1,185	1,298
First Sub-Series A 6.500%, 8/1/44	3,000	3,392

		15,669

	PAR VALUE	VALUE
Texas—6.6%
City of San Antonio, (AGM Insured) 5.000%, 2/1/23	$3,000	$3,295
Dallas Independent School District (PSF Guaranteed) 5.250%, 2/15/30	1,850	2,058
Forney Independent School District,
Series A, (PSF Guaranteed) 5.750%, 8/15/33	750	855
Series A, (PSF Guaranteed) 6.000%, 8/15/37	2,000	2,320
Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System Series B, 7.250%, 12/1/35	2,450	2,804
Municipal Gas Aquisition and Supply Corp. Senior Lien, Series D, 6.250%, 12/15/26	1,485	1,613
State Municipal Gas Acquisition & Supply Corp. II 0.650%, 9/15/27(2)	3,000	2,313

		15,258

Virginia—0.2%
Commonwealth University Health System Authority, 4.750%, 7/1/41	500	502

Wisconsin—0.8%
State Health & Educational Facilities Authority, Howard Young (Radian Insured) 5.000%, 8/15/18	1,930	1,932
TOTAL MUNICIPAL BONDS (Identified cost $211,863)		224,877
TOTAL LONG TERM INVESTMENTS—97.5%
(Identified cost $211,863)		224,877

	SHARES	VALUE
SHORT-TERM INVESTMENTS—2.3%

Money Market Mutual Funds—2.3%
Goldman Sachs Financial Square Tax-Free Money Market Fund Institutional Shares (seven-day effective yield 0.010%)	1,401,962	$1,402
INVESCO Tax-Free Cash Reserve Portfolio (The) Institutional Shares (seven-day effective yield 0.090%)	3,889,388	3,889
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,291)		5,291
TOTAL INVESTMENTS—99.8% (Identified Cost $217,154)		230,168	(1)
Other assets and liabilities, net—0.2%		574

NET ASSETS—100.0%		$230,742

Abbreviations:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Company
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
Radian	Radian Asset Assurance, Inc.
XLCA	XL Capital Assurance

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2011.
(3)

At December 31, 2011, 25% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Funds’ net assets.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2011	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
Municipal Bonds	$224,877	$—	$224,877
Equity Securities:
Short-Term Investments	5,291	5,291	—

Total Investments	$230,168	$5,291	$224,877

There are no Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—1.1%
U.S. Treasury Bill 0.307%, 2/9/12(3)	$15,000	$14,995
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $14,995)		14,995

FEDERAL AGENCY SECURITIES—67.1%
FFCB
0.010%, 1/18/12(3)	10,000	10,000
0.010%, 1/19/12(3)	25,000	25,000
0.315%, 1/20/12(2)(4)	20,000	20,010
0.055%, 3/27/12(2)(4)	20,000	19,995
0.165%, 5/23/12(2)(4)	20,000	20,007
0.260%, 7/13/12(2)(4)	6,600	6,605
0.110%, 9/24/12(2)(4)	13,000	12,996
0.120%, 1/25/13(2)(4)	11,675	11,672
0.095%, 1/28/13(2)(4)	7,150	7,142
FHLB
0.010%, 1/6/12(3)	2,205	2,205
0.001%, 1/13/12(3)	46,000	46,000
0.001%, 1/20/12(3)	9,000	9,000
0.170%, 1/24/12(2)(4)	20,000	20,000
0.001%, 1/25/12(3)	21,625	21,625
0.120%, 2/27/12	20,000	19,999
0.120%, 2/27/12	10,000	10,000
0.250%, 5/23/12	10,000	10,000
0.250%, 7/11/12	4,700	4,702
0.140%, 7/19/12(2)(4)	20,000	19,994
0.400%, 8/17/12	9,500	9,500
0.300%, 9/10/12	22,500	22,500
0.330%, 9/18/12	8,000	8,000
0.350%, 9/19/12	8,500	8,500
0.350%, 10/24/12	11,000	11,000
0.380%, 11/2/12	13,000	13,000
0.350%, 11/6/12	11,000	11,000
0.300%, 12/7/12	9,800	9,800
0.250%, 1/3/13	8,000	7,999
FHLMC
0.001%, 1/6/12(3)	8,000	8,000
0.005%, 1/9/12(3)	3,500	3,500
0.236%, 1/10/12(2)(4)	5,000	5,000
0.005%, 1/11/12(3)	120,000	120,000
0.196%, 1/11/12(2)(4)	13,015	13,015
0.243%, 1/16/12(2)(4)	13,705	13,706
0.001%, 1/17/12(3)	14,400	14,400
0.005%, 1/17/12(3)	50,000	50,000
0.005%, 1/18/12(3)	75,000	75,000
0.010%, 1/23/12(3)	5,000	5,000
0.070%, 1/25/12(2)(4)	9,530	9,530
0.001%, 1/27/12(3)	3,610	3,610
0.005%, 1/30/12(3)	7,250	7,250
0.001%, 1/31/12(3)	5,000	5,000
0.100%, 1/31/12(3)	13,050	13,049
0.105%, 2/13/12	20,000	19,998
0.101%, 2/21/12(3)	15,000	14,998
0.120%, 3/8/12(3)	16,000	15,997
0.241%, 4/3/12(2)(4)	22,400	22,405
0.210%, 10/12/12(2)(4)	15,250	15,256

	PAR VALUE	VALUE
FNMA
0.001%, 1/4/12(3)	$14,056	$14,056
0.120%, 1/4/12(3)	20,000	20,000
0.010%, 1/11/12(3)	5,725	5,725
0.120%, 1/11/12(3)	17,500	17,499
0.005%, 1/17/12(3)	5,700	5,700
0.001%, 1/18/12(3)	5,000	5,000
0.300%, 9/13/12(2)(4)	20,000	20,022
Overseas Private Investment Corp.
0.090%, 1/6/12 (6/15/17(5))(2)(4)	15,000	15,000
0.100%, 1/6/12 (10/20/17(5))(2)(4)	2,500	2,500
0.100%, 1/7/12 (11/15/13 (5))(2)(4)	8,816	8,816
TOTAL FEDERAL AGENCY SECURITIES (Identified Cost $947,283)		947,283

REPURCHASE AGREEMENTS—25.0%
Bank of America 0.040% dated 12/31/11 due 1/3/12, repurchase price $75,000 collateralized by FHLB, FMAC, FNMA, REFC, 0.00% - 5.95%, 4/4/12 - 11/7/36 market value $76,503	75,000	75,000
Barclays Bank plc 0.020% dated 12/31/11 due 1/3/12, repurchase price $25,000 collateralized by U.S. Treasury Bond, 5.375%, 2/15/31 market value $25,500	25,000	25,000
Goldman Sachs Group, Inc. (The) 0.100% dated 12/31/11 due 1/3/12, repurchase price $252,996 collateralized by FNMA, 4.50%-6.000%, 9/1/30- 1/1/41 market value $258,056	252,996	252,996
TOTAL REPURCHASE AGREEMENTS (Identified Cost $352,996)		352,996

	SHARES	VALUE
MONEY MARKET MUTUAL FUNDS—8.1%
Goldman Sachs Financial Square Funds – Treasury Instruments Fund (seven-day effective yield 0.010%)	55,000,733	$55,001
INVESCO Short-Term Investment Treasury Portfolio (The) – Institutional Shares (seven-day effective yield 0.020%)	60,005,935	60,006
TOTAL MONEY MARKET MUTUAL FUNDS
(Identified Cost $115,007)		115,007
TOTAL INVESTMENTS—101.3%
(Identified Cost $1,430,281)		1,430,281	(1)
Other assets and liabilities, net—(1.3)%		(18,075)

NET ASSETS—100.0%		$1,412,206

Abbreviation Legend

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC/	Federal Home Loan Mortgage
FMAC	Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
plc	Public Limited Co.
REFC	Resolution Funding Corp.

Footnote Legend

(1)	Federal Income Tax Information: At December 31, 2011, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2011.
(3)	The rate shown is the discount rate.
(4)	The date shown represents next interest reset date.
(5)	Final maturity date.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2011	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
U.S. Government and Agency Securities	$962,278	$—	$962,278
Repurchase Agreements	352,996	—	352,996
Equity Securities:
Money Market Mutual Funds	115,007	115,007	—

Total Investments	$1,430,281	$115,007	$1,315,274

There are no Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS INSIGHT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—3.2%
U.S. Treasury Bill 0.307%, 2/9/12(3)	$22,500	$22,493
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $22,493)		22,493

COMMERCIAL PAPER—30.6%
Bryant Park Funding LLC 0.170%, 1/24/12	6,022	6,021
Chariot Funding LLC 0.190%, 1/25/12	15,000	14,998
Erste Abwicklungsanstalt 0.450%, 1/26/12	15,000	15,000
General Electric Capital Corp. 0.280%, 1/19/12(3)	20,000	19,998
Jupiter Securitization Co. LLC 0.200%, 1/13/12	25,000	24,999
Liberty Street Funding LLC 0.140%, 1/17/12	15,000	14,999
Lloyds Bank plc 0.120%, 1/3/12	8,500	8,500
Metlife
0.330%, 1/17/12	15,000	14,998
0.400%, 4/16/12	7,700	7,691
National Rural Utilities Corp. 0.110%, 1/10/12	10,000	10,000
Old Line Funding 0.220%, 2/15/12	12,544	12,538
Solitaire Funding, LLC 0.340%, 1/3/12	15,000	15,000
Svenska Handelsbanken AB 0.500%, 3/12/12	15,150	15,135
Thunder Bay Funding
0.100%, 1/4/12	15,000	15,000
0.090%, 1/5/12	10,000	10,000
Westpac Banking Corp. 0.460%, 5/3/12	10,000	9,985
TOTAL COMMERCIAL PAPER (Identified Cost $214,862)		214,862

FEDERAL AGENCY SECURITIES—17.2%
FHLB
0.350%, 10/24/12	6,000	6,000
0.380%, 11/2/12	5,000	5,000
0.350%, 11/6/12	6,000	6,000
0.250%, 1/3/13	4,000	3,999
FHLMC
0.005%, 1/11/12(3)	50,000	50,000
0.005%, 1/17/12(3)	25,000	25,000
0.005%, 1/18/12	25,000	25,000
TOTAL FEDERAL AGENCY SECURITIES (Identified Cost $120,999)		120,999

	PAR VALUE	VALUE
CERTIFICATES OF DEPOSIT—10.2%
Bank of Nova Scotia
0.010%, 1/4/12	$3,250	$3,250
0.280%, 2/10/12	10,000	10,000
0.500%, 5/25/12	10,000	10,000
Barclays Bank plc 0.090%, 1/3/12	23,500	23,500
Rabobank Nederland 0.350%, 5/21/12	10,000	10,000
Royal Bank of Canada 0.401%, 7/9/12(2)(4)	15,000	15,001
TOTAL CERTIFICATES OF DEPOSIT (Identified Cost $71,751)		71,751

TIME DEPOSITS—1.2%
DNB Nor Bank ASA 0.050%, 1/4/12	8,250	8,250
TOTAL TIME DEPOSITS (Identified Cost $8,250)		8,250

REPURCHASE AGREEMENTS—28.6%
Bank of America N.A. 0.040% dated 12/31/11 due 1/3/12, repurchase price $75,000 collateralized by TVDB, REFC, FICO, FMAC, FNMA, FHLB, FFCB, 0.000%-7.125%, 4/16/12-5/15/30 market value $76,500	75,000	75,000
Goldman Sachs Group, Inc. (The) 0.100% dated 12/31/11 due 1/3/12, repurchase price $126,449 collateralized by FNMA, FMAC, 3.000%-5.000%, 12/1/26-6/1/41 market value $128,978	126,449	126,449
TOTAL REPURCHASE AGREEMENTS (Identified Cost $201,449)		201,449

	SHARES	VALUE
MONEY MARKET MUTUAL FUNDS—8.2%
Goldman Sachs Financial Square Funds – Money Market Fund – Institutional Share (seven-day effective yield 0.150%)	28,731,965	$28,732
INVESCO Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.013%)	28,729,342	28,729
TOTAL MONEY MARKET MUTUAL FUNDS
(Identified Cost $57,461)		57,461
TOTAL INVESTMENTS—99.2% (Identified Cost $697,265)		697,265	(1)
Other assets and liabilities, net—0.8%		5,912

NET ASSETS—100.0%		$703,177

Abbreviations:

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC/	Federal Home Loan Mortgage
FMAC	Corporation (“Freddie Mac”).
FICO	Financing Corporation
FNMA	Federal National Mortgage Association (“Fannie Mae”).
REFC	Resolution Funding Corp.
TVDB	Tennessee Valley Authority

Footnote Legend:

(1)	Federal Income Tax Information: At December 31, 2011, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2011.
(3)	The rate shown is the discount rate.
(4)	The date shown represents next interest reset date.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS INSIGHT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2011	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
U.S. Government and Agency Securities	$143,492	$—	$143,492
Corporate Debt	294,863	—	294,863
Repurchase Agreements	201,449	—	201,449
Equity Securities:
Money Market Mutual Funds	57,461	57,461	—

Total Investments	$697,265	$57,461	$639,804

There are no Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011

($ reported in thousands)

	PAR VALUE	VALUE
COMMERCIAL PAPER—MUNICIPAL—21.7%

Massachusetts—4.8%
Commonwealth Health & Education Facilities Authority, Harvard University Project
0.120%, 1/3/12	$3,600	$3,600
0.130%, 3/1/12	5,000	5,000

		8,600

Michigan—4.7%
University of Michigan
0.110%, 1/3/12	4,000	4,000
0.120%, 2/1/12	4,500	4,500

		8,500

Minnesota—4.7%
University of Minnesota
0.120%, 1/3/12	4,650	4,650
0.120%, 2/1/12	3,685	3,685

		8,335

North Carolina—4.2%
University of North Carolina Board of Governors 0.120%, 2/1/12	7,500	7,500

Texas—3.3%
University of Texas 0.130%, 2/1/12	5,000	5,000
University of Texas Series B 0.010%, 1/6/12	1,000	1,000

		6,000
TOTAL COMMERCIAL PAPER—MUNICIPAL
(Identified Cost $38,935)		38,935

VARIABLE RATE DEMAND OBLIGATIONS—MUNICIPAL(2)(3)—70.9%

Alaska—2.9%
City of Valdez Exxon Pipeline Project, Series A 0.030%, 1/3/12 (12/1/33(4)(2))	5,200	5,200

Connecticut—7.7%
State Health & Educational Facilities Authority, Yale University Series V-2, 0.020%, 1/3/12 (7/1/36(2)(4))	4,395	4,395
State Health & Educational Facilities Authority, Yale University
Series V-1, 0.020%, 1/3/12 (07/1/36)	1,100	1,100
Series Y-3 0.020%, 1/3/12(7/1/35)	1,100	1,100
Series U-2, 0.020%, 1/6/12(7/1/33)	2,200	2,200

	PAR VALUE	VALUE
Connecticut—continued
State Housing Finance Authority Sub-series F-2 0.050%, 1/5/12 (11/15/30(2)(4))	$5,000	$5,000

		13,795

Florida—4.7%
JEA Water & Sewer System Series B-1, 0.070%, 1/4/12 (10/1/36(2)(4))	8,400	8,400

Illinois—4.5%
Finance Authority, Resurrection Health Care Class B 0.070%, 1/3/12 (5/15/35(2)(4))	7,000	7,000
Health Facilities Authority, Northwestern Memorial Healthcare Series C, 0.060%, 1/3/12 (11/15/33(2)(4))	1,000	1,000

		8,000

Indiana—2.8%
State Finance Authority Ascension Series E-5 0.100%, 1/3/12 (10/24/11(2)(4))	5,000	5,000

Massachusetts—2.8%
Commonwealth of Massachusetts Series B, 0.070%, 1/3/12 (3/1/26(2)(4))	5,000	5,000

Mississippi—7.0%
Hospital Equipment & Facilities Authority, North Mississippi Health Services Series 97-1, 0.100%, 1/3/12 (5/15/27(2)(4))	9,000	9,000
Jackson County, Pollution Control, Chevron USA Inc. Project Series 93 0.020%, 1/3/12 (6/1/23(4))	3,630	3,630

		12,630

Missouri—5.6%
State Health & Educational Facilities Authority St. Louis University Series B-2 0.030%, 1/3/12 (10/1/35(2)(4))	2,200	2,200
State Health & Educational Facilities Authority,
St. Louis University Series B-1, 0.050%, 1/3/12(10/1/35)	3,695	3,695
Washington University Series B, 0.050%, 1/3/12(10/1/35)	3,000	3,000
State Health & Educational Facilities Authority, Washington University Series A 0.070%, 1/3/12 (9/1/30(2)(4))	1,100	1,100

		9,995

	PAR VALUE	VALUE

New York—7.5%
City of New York
Sub-series B-2, 0.080%, 1/5/12(8/15/20)	$3,000	$3,000
Municipal Water Finance Authority, Water & Sewer Sub-series B-4, 0.050%, 1/5/12 (6/15/23)	4,100	4,100
City of New York Municipal Water Finance Authority 0.050%, 1/3/12 (6/15/24(2)(4))	1,600	1,600
State Dormitory Authority Royal Charter Properties Series A 0.060%, 1/4/12 (11/15/36(2)(4))	4,690	4,690

		13,390

North Carolina—2.5%
City of Raleigh, NC 0.210%, 1/4/12 (6/1/34(4)(2))	4,575	4,575

Oregon—3.2%
Clackamas County Hospital Facility Authority, Legacy Health System,
Series A, 0.070%, 1/4/12 (6/1/37)	1,100	1,100
Series C, 0.070%, 1/4/12 (6/1/37)	4,700	4,700

		5,800

Tennessee—0.5%
City of Chattanooga, Health, Educational and Housing Facility Board, Catholic Health Initiatives Series 04-C, 0.100%, 1/4/12 (5/1/39(2)(4))	1,000	1,000

Texas—5.4%
Harris County Health Facilities Development Corp., Baylor College of Medicine Series B, 0.060%, 1/4/12 (11/15/47(2)(4))	7,140	7,140
State Veterans Housing Assistance Program Fund 1 (VA Guaranteed) 0.070%, 1/4/12 (12/1/16(2)(4))	2,520	2,520

		9,660

Utah—1.3%
City of Murray, Intermountain Healthcare Service, Inc. Series C, 0.060%, 1/3/12 (5/15/37(2)(4))	2,300	2,300

Virginia—7.4%
Fairfax County Economic Development Authority 0.130%, 1/5/12 (12/1/33(2)(4))	6,335	6,335

See Notes to Financial Statements

VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011

($ reported in thousands)

	PAR VALUE	VALUE
Virginia—continued
Fairfax County Industrial Development Authority, Inova Health System Project, Series 10-A1, 0.230%, 1/5/12 (5/15/39(2)(4))	$5,000	$5,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Series A 0.040%, 1/4/12 (2/15/38(2)(4))	2,000	2,000

		13,335

Wyoming—5.1%
Lincoln County Pollution Control Revenue Series D 0.020%, 1/3/12 (11/1/14(2)(4))	4,000	4,000
Uinta County, Pollution Control, Chevron U.S.A., Inc. Project 0.030%, 1/3/12 (12/1/22(2)(4))	1,500	1,500
Uinta County, Pollution Control, Chevron U.S.A., Inc. Chevron U.S.A., Inc. Project Series 93 0.020%, 1/3/12 (8/15/20(2)(4))	3,585	3,585

		9,085
TOTAL VARIABLE RATE DEMAND OBLIGATIONS—MUNICIPAL (Identified Cost $127,165)		127,165

	SHARES	VALUE
MONEY MARKET MUTUAL FUNDS—7.4%
Dreyfus Tax Exempt Cash Management Fund – Institutional Shares (seven-day effective yield 0.00%)	5,277,372	$5,277
Goldman Sachs Financial Square Funds – Tax-Free Money Market Fund – Institutional Shares (seven-day effective yield 0.010%)	8,040,000	8,040
TOTAL MONEY MARKET MUTUAL FUNDS (Identified Cost $13,317)		13,317
TOTAL INVESTMENTS—100.0% (Identified Cost $179,417)		179,417	(1)
Other assets and liabilities, net—(0.0)%		(20)

NET ASSETS—100.0%		$179,397

Abbreviations:

VA	Department of Veterans Affairs

Footnote Legend:

(1)	Federal Income Tax Information: At December 31, 2011, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2011.
(3)	The date shown represents next interest reset date.
(4)	Final maturity date.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2011	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
Municipal Securities	$166,100	$—	$166,100
Equity Securities:
Money Market Mutual Funds	13,317	13,317	—

Total Investments	$179,417	$13,317	$166,100

There are no Level 3 (significant unobservable inputs) priced securities.

Security abbreviation definitions are located under the Key Investment Terms starting on page 2.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

(Reported in thousands except shares and per share amounts)

	Equity Funds
	Balanced Allocation Fund	Core Equity Fund		Emerging Markets Opportunities Fund	Value Equity Fund

Assets
Investment in securities at value(1)(5)	$74,105	$76,307		$2,658,097	$129,267
Foreign currency at value(2)	—	—		8,538	—
Cash	—	—		—	—
Receivables
Investment securities sold	116	—		245	—
Fund shares sold	95	—	(3)	58,302	37
Dividends and interest receivable	230	70		3,984	127
Unrealized appreciation on forward currency contracts	—	—		—	—
Prepaid expenses	10	11		81	13

Total assets	74,556	76,388		2,729,247	129,444

Liabilities
Cash overdraft	—	—		—	—
Payables
Fund shares repurchased	18	9		6,115	102
Investment securities purchased	2,083	1,654		92,104	—
Foreign capital gain taxes payable	—	—		267	—
Dividend distributions	—	—		—	—
Investment advisory fee	30	43		2,029	75
Distribution and service fees	2	3		151	2
Administration fee	8	8		280	14
Transfer agent fees and expenses	5	6		689	10
Trustees’ fee and expenses	— (3)	—	(3)	4	1
Professional fees	32	27		52	28
Other accrued expenses	11	8		843	9

Total liabilities	2,189	1,758		102,534	241

Net Assets	$72,367	$74,630		$2,626,713	$129,203

Net Assets Consist of:
Capital paid in on shares of beneficial interest (par value $0.001)	$70,389	$73,745		$2,568,507	$143,485
Accumulated undistributed net investment income (loss)	(9)	64		(1,428)	—
Accumulated undistributed net realized gain (loss)	(2,202)	(5,252)		(22,903)	(21,821)
Net unrealized appreciation (depreciation) on investments	4,189	6,073		82,537	7,539

Net Assets	$72,367	$74,630		$2,626,713	$129,203

Class I
Net asset value (net assets/shares outstanding) and offering price per share	$13.73	$18.44		$8.70	$11.11
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	4,642,438	3,319,838		239,320,737	10,882,822
Net Assets	$63,750	$61,217		$2,082,147	$120,862
Class A
Net asset value (net assets/shares outstanding) per share	$13.69	$18.14		$8.44	$11.21
Maximum offering price per share(4)	$14.52	$19.25		$8.95	$11.89
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	563,901	719,841		56,220,006	724,844
Net Assets	$7,717	$13,060		$474,368	$8,123
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$13.69	$17.83		$8.31	$11.16
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	65,749	19,806		8,443,544	19,507
Net Assets	$900	$353		$70,198	$218
(1) Investments in securities at cost	$69,916	$70,234		$2,575,216	$121,728
(2) Foreign currency at cost	—	—		8,577	—
(3) Amount is less than $500.
(4) For Equity Funds, maximum offering price per share is NAV/(1–5.75%); for Fixed Income Funds, maximum offering price per share is NAV/(1–4.75%).
(5) Investments in securities at value includes repurchase agreements totaling $352,996 and $201,449 for the Insight Government Money Market Fund and the Insight Money Market Fund, respectively.

See Notes to Financial Statements

Fixed Income Funds				Money Market Funds
High Yield Income Fund		Short/Intermediate Bond Fund	Tax-Exempt Bond Fund	Insight Government Money Market Fund	Insight Money Market Fund		Insight Tax-Exempt Money Market Fund

$53,473		$95,026	$230,168	$1,430,281	$697,265		$179,417
66		—	—	—	—		—
—		—	—	1	—	(3)	—	(3)

—		3	—	—	—		—
279		622	2,182	—	9,993		—
982		701	2,837	127	57		13
10		—	—	—	—		—
16		14	22	48	42		12

54,826		96,366	235,209	1,430,457	707,357		179,442

2		—	2,000	—	—		—

1		529	345	10,053	—		—
—		1,586	1,699	7,999	3,999		—
—		—	—	—	—		—
—		35	199	15	8		1
20		31	66	68	47		5
1		14	46	—	—	(3)	—	(3)
6		11	26	42	19		5
3		11	36	7	23		—	(3)
—	(3)	— (3)	1	5	7		1
36		30	35	26	29		24
4		7	14	36	48		9

73		2,254	4,467	18,251	4,180		45

$54,753		$94,112	$230,742	$1,412,206	$703,177		$179,397

$68,559		$99,734	$220,591	$1,412,205	$703,177		$179,399
207		31	19	—	—		—
(15,090)		(4,056)	(2,882)	1	—		(2)
1,077		(1,597)	13,014	—	—		—

$54,753		$94,112	$230,742	$1,412,206	$703,177		$179,397

$10.60		$10.54	$11.10	$1.00	$1.00		$1.00
4,887,804		6,187,042	8,490,409	1,339,737,577	376,804,968		86,536,417
$51,829		$65,206	$94,228	$1,339,716	$376,475		$86,601

$10.63		$10.54	$11.10	$1.00	$1.00		$1.00
$11.04		$10.84	$11.41	$1.00	$1.00		$1.00
208,288		1,437,358	9,718,363	72,468,287	326,386,975		92,866,578
$2,214		$15,145	$107,873	$72,490	$326,702		$92,796

$10.61		$10.54	$11.10	$—	$—		$—
66,913		1,305,596	2,579,865	—	—		—
$710		$13,761	$28,641	$—	$—		$—
$52,405		$96,623	$217,154	$1,430,281	$697,265		$179,417
67		—	—	—	—		—

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

($ reported in thousands)

	Equity Funds
	Balanced Allocation Fund	Core Equity Fund	Emerging Markets Opportunities Fund	Value Equity Fund

Investment Income
Dividends	$747	$1,408	$48,715	$2,781
Interest	932	— (1)	1	— (1)
Security lending	7	6	64	6
Foreign taxes withheld	(16)	(9)	(1,267)	(22)

Total investment income	1,670	1,405	47,513	2,765

Expenses
Investment advisory fee	349	547	17,209	943
Distribution fees, Class I	31	33	676	63
Distribution and service fees, Class A	19	31	885	23
Distribution and service fees, Class C	8	5	539	3
Administration fee	94	105	2,366	181
Transfer agent fee and expenses	42	54	2,265	86
Custodian fees	14	8	1,360	7
Printing fees and expenses	6	8	301	10
Professional fees	37	28	68	30
Registration fees	37	37	131	37
Trustees fee and expenses	5	6	100	10
Miscellaneous expenses	7	8	116	13

Total expenses	649	870	26,016	1,406
Less expenses reimbursed by investment adviser and/(or) distributor	(31)	(33)	(676)	(63)

Net expenses	618	837	25,340	1,343

Net investment income (loss)	1,052	568	22,173	1,422

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	3,562	6,392	(7,488)	10,474
Net realized gain (loss) on foreign currency transactions	—	—	(6,738)	—
Capital gain distributions received from investment companies	— (1)	— (1)	—	— (1)
Net change in unrealized appreciation (depreciation) on investments	(2,630)	(4,643)	(67,650)	(8,170)
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	—	(82)	—
Net change in foreign taxes on unrealized capital gains	—	—	653	—

Net gain (loss) on investments	932	1,749	(81,305)	2,304

Net increase (decrease) in net assets resulting from operations	$1,984	$2,317	$(59,132)	$3,726

(1) Amount is less than $500.

See Notes to Financial Statements

Fixed Income Funds			Money Market Funds
High Yield Income Fund	Short/Intermediate Bond Fund	Tax-Exempt Bond Fund	Insight Government Money Market Fund	Insight Money Market Fund	Insight Tax-Exempt Money Market Fund

$11	$2	$2	$6	$149	$8
3,977	3,011	7,274	1,168	3,152	360
—	1	—	—	—	—
—	—	—	—	—	—

3,988	3,014	7,276	1,174	3,301	368

236	461	706	1,043	1,324	268
25	31	26	444	488	63
4	31	210	400	1,075	360
5	98	201	—	—	—
70	111	211	356	455	79
28	68	176	38	140	8
4	4	4	21	33	6
—	8	15	29	83	20
30	32	32	29	33	25
37	38	46	46	46	36
4	6	10	59	106	20
1	8	13	94	223	35

444	896	1,650	2,559	4,006	920
(25)	(180)	(300)	(1,483)	(1,478)	(592)

419	716	1,350	1,076	2,528	328

3,569	2,298	5,926	98	773	40

832	674	87	5	19	—	(1)
3	—	—	—	—	—
— (1)	— (1)	—	3	—	—	(1)
(1,601)	(530)	9,644	—	—	—
16	—	—	—	—	—
—	—	—	—	—	—

(750)	144	9,731	8	19	—	(1)

$2,819	$2,442	$15,657	$106	$792	$40

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Equity Funds
	Balanced Allocation Fund		Core Equity Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,052	$1,125	$568	$351
Net realized gain (loss)	3,562	2,377	6,392	6,460
Net change in unrealized appreciation (depreciation)	(2,630)	5,115	(4,643)	1,977

Increase (decrease) in net assets resulting from operations	1,984	8,617	2,317	8,788

From Distributions to Shareholders
Net investment income, Class I	(957)	(1,016)	(460)	(366)
Net investment income, Class A	(96)	(129)	(65)	(26)
Net investment income, Class C	(5)	(5)	—	—
Net realized short-term gains, Class I	—	—	—	—
Net realized short-term gains, Class A	—	—	—	—
Net realized short-term gains, Class C	—	—	—	—
Net realized long-term gains, Class I	—	—	—	—
Net realized long-term gains, Class A	—	—	—	—
Net realized long-term gains, Class C	—	—	—	—

Decrease in net assets from distributions to shareholders	(1,058)	(1,150)	(525)	(392)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class I	3,312	593	(13,963)	(15,054)
Change in net assets from share transactions, Class A	(1,477)	255	2,847	(62)
Change in net assets from share transactions, Class C	193	179	(75)	(97)

Increase (decrease) in net assets from share transactions	2,028	1,027	(11,191)	(15,213)

Net increase (decrease) in net assets	2,954	8,494	(9,399)	(6,817)

Net Assets
Beginning of period	69,413	60,919	84,029	90,846

End of period	$72,367	$69,413	$74,630	$84,029

Accumulated undistributed net investment income (loss) at end of period	$(9)	$(14)	$64	$21

(1) Amount less than $500.

See Notes to Financial Statements

Equity Funds				Fixed Income Funds
Emerging Markets Opportunities Fund		Value Equity Fund		High Yield Income Fund		Short/Intermediate Bond Fund
Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

$22,173	$5,475	$1,422	$1,283	$3,569	$3,529	$2,298	$3,171
(14,226)	22,433	10,474	3,153	835	2,910	674	27
(67,079)	96,630	(8,170)	14,665	(1,585)	(368)	(530)	2,565

(59,132)	124,538	3,726	19,101	2,819	6,071	2,442	5,763

(12,865)	(3,293)	(1,472)	(1,294)	(3,340)	(3,312)	(1,790)	(2,670)
(2,186)	(394)	(82)	(75)	(100)	(102)	(328)	(323)
(8)	(28)	— (1)	— (1)	(30)	(28)	(182)	(203)
(15)	—	—	—	—	—	—	—
(4)	—	—	—	—	—	—	—
(1)	—	—	—	—	—	—	—
(14,197)	(35)	—	—	—	—	—	—
(3,477)	(10)	—	—	—	—	—	—
(531)	(2)	—	—	—	—	—	—

(33,284)	(3,762)	(1,554)	(1,369)	(3,470)	(3,442)	(2,300)	(3,196)

1,351,021	472,733	(11,765)	(36,675)	4,265	2,657	4,307	(22,129)
269,772	159,822	(1,785)	(4,566)	(90)	1,356	4,858	1,868
35,984	29,832	(63)	9	53	251	5,617	2,852

1,656,777	662,387	(13,613)	(41,232)	4,228	4,264	14,782	(17,409)

1,564,361	783,163	(11,441)	(23,500)	3,577	6,893	14,924	(14,842)

1,062,352	279,189	140,644	164,144	51,176	44,283	79,188	94,030

$2,626,713	$1,062,352	$129,203	$140,644	$54,753	$51,176	$94,112	$79,188

$(1,428)	$(1,804)	$—	$55	$207	$105	$31	$33

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Fixed Income Funds		Money Market Funds
	Tax-Exempt Bond Fund		Insight Government Money Market Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$5,926	$4,684	$98	$98
Net realized gain (loss)	87	230	8	3
Net change in unrealized appreciation (depreciation)	9,644	(4,179)	—	—

Increase (decrease) in net assets resulting from operations	15,657	735	106	101

From Distributions to Shareholders
Net investment income, Class I	(2,118)	(1,521)	(90)	(85)
Net investment income, Class A	(3,198)	(2,750)	(11)	(13)
Net investment income, Class C	(609)	(414)	—	—
Net realized short-term gains, Class I	—	—	(4)	(15)
Net realized short-term gains, Class A	—	—	— (1)	(10)
Net realized short-term gains, Class C	—	—	—	—
Net realized long-term gains, Class C	—	—	—	—

Decrease in net assets from distributions to shareholders	(5,925)	(4,685)	(105)	(123)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class I	43,965	23,370	1,217,332	(9,592)
Change in net assets from share transactions, Class A	24,612	20,455	(83,727)	(11,830)
Change in net assets from share transactions, Class C	9,569	12,194	—	—

Increase (decrease) in net assets from share transactions	78,146	56,019	1,133,605	(21,422)

Net increase (decrease) in net assets	87,878	52,069	1,133,606	(21,444)

Net Assets
Beginning of period	142,864	90,795	278,600	300,044

End of period	$230,742	$142,864	$1,412,206	$278,600

Accumulated undistributed net investment income (loss) at end of period	$19	$18	$—	$—

(1) Amount less than $500.

See Notes to Financial Statements

Money Market Funds
Insight Money Market Fund		Insight Tax-Exempt Money Market Fund
Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

$773	$2,186	$40	$613
19	13	— (1)	3
—	—	—	—

792	2,199	40	616

(742)	(2,145)	(31)	(600)
(31)	(41)	(11)	(13)
—	—	—	—
(21)	—	—	—
(12)	—	—	—
—	—	—	—
—	—	—	—

(806)	(2,186)	(42)	(613)

(1,159,699)	(518,414)	(517,607)	(240,351)
(57,221)	(148,103)	(19,811)	(86,864)
—	—	—	—

(1,216,920)	(666,517)	(537,418)	(327,215)

(1,216,934)	(666,504)	(537,420)	(327,212)

1,920,111	2,586,615	716,817	1,044,029

$703,177	$1,920,111	$179,397	$716,817

$—	$— (1)	$—	$2

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets	Ratio of Gross Operating Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Balanced Allocation Fund

Class I
1/1/11 to 12/31/11	$13.58	0.21	0.15	0.36	(0.21)	—	(0.21)	$13.73	2.71%	$63,750	0.85%	0.90%	1.55%	70%
1/1/10 to 12/31/10	12.10	0.23	1.48	1.71	(0.23)	—	(0.23)	13.58	14.28	59,643	0.84	0.89	1.80	73
1/1/09 to 12/31/09	10.46	0.24	1.64	1.88	(0.24)	—	(0.24)	12.10	18.28	52,601	0.82	0.87	2.20	58
1/1/08 to 12/31/08	14.30	0.29	(3.84)	(3.55)	(0.29)	—	(0.29)	10.46	(25.10)	46,545	0.83	0.88	2.28	55
1/1/07 to 12/31/07	15.00	0.34	0.63	0.97	(0.35)	(1.32)	(1.67)	14.30	6.48	71,603	0.77	0.82	2.18	71

Class A
1/1/11 to 12/31/11	$13.53	0.18	0.16	0.34	(0.18)	—	(0.18)	$13.69	2.53%	$7,717	1.10%	1.10%	1.30%	70%
1/1/10 to 12/31/10	12.07	0.19	1.47	1.66	(0.20)	—	(0.20)	13.53	13.88	9,064	1.09	1.09	1.55	73
1/1/09 to 12/31/09	10.42	0.21	1.66	1.87	(0.22)	—	(0.22)	12.07	18.16	7,864	1.07	1.07	1.95	58
1/1/08 to 12/31/08	14.26	0.26	(3.84)	(3.58)	(0.26)	—	(0.26)	10.42	(25.35)	7,050	1.08	1.08	2.02	55
1/1/07 to 12/31/07	14.96	0.30	0.63	0.93	(0.31)	(1.32)	(1.63)	14.26	6.16	11,646	1.02	1.02	1.93	71

Class C
1/1/11 to 12/31/11	$13.53	0.08	0.16	0.24	(0.08)	—	(0.08)	$13.69	1.75%	$900	1.85%	1.85%	0.55%	70%
1/1/10 to 12/31/10	12.07	0.10	1.47	1.57	(0.11)	—	(0.11)	13.53	13.04	706	1.84	1.84	0.79	73
1/1/09 to 12/31/09	10.42	0.13	1.66	1.79	(0.14)	—	(0.14)	12.07	17.31	454	1.82	1.82	1.22	58
1/1/08 to 12/31/08	14.26	0.16	(3.84)	(3.68)	(0.16)	—	(0.16)	10.42	(25.93)	498	1.83	1.83	1.33	55
1/1/07 to 12/31/07	14.96	0.18	0.63	0.81	(0.19)	(1.32)	(1.51)	14.26	5.45	321	1.78	1.78	1.19	71
Core Equity Fund
Class I
1/1/11 to 12/31/11	$18.00	0.14	0.44	0.58	(0.14)	—	(0.14)	$18.44	3.19%	$61,217	1.02%	1.07%	0.78%	72%
1/1/10 to 12/31/10	16.33	0.07	1.68	1.75	(0.08)	—	(0.08)	18.00	10.76	73,321	1.02	1.07	0.44	122
1/1/09 to 12/31/09	13.64	0.08	2.69	2.77	(0.08)	—	(0.08)	16.33	20.41	81,239	0.97	1.02	0.58	83
1/1/08 to 12/31/08	20.84	0.13	(7.01)	(6.88)	(0.12)	(0.20)	(0.32)	13.64	(33.36)	76,658	0.95	1.00	0.73	68
1/1/07 to 12/31/07	21.85	0.21	1.32	1.53	(0.22)	(2.32)	(2.54)	20.84	7.06	124,328	0.91	0.96	0.91	58

Class A
1/1/11 to 12/31/11	$17.72	0.09	0.42	0.51	(0.09)	—	(0.09)	$18.14	2.94%	$13,060	1.28%	1.28%	0.51%	72%
1/1/10 to 12/31/10	16.07	0.03	1.66	1.69	(0.04)	—	(0.04)	17.72	10.48	10,277	1.27	1.27	0.20	122
1/1/09 to 12/31/09	13.42	0.05	2.65	2.70	(0.05)	—	(0.05)	16.07	20.16	9,121	1.22	1.22	0.32	83
1/1/08 to 12/31/08	20.51	0.08	(6.89)	(6.81)	(0.08)	(0.20)	(0.28)	13.42	(33.54)	5,943	1.20	1.20	0.47	68
1/1/07 to 12/31/07	21.53	0.15	1.31	1.46	(0.16)	(2.32)	(2.48)	20.51	6.81	10,265	1.16	1.16	0.66	58

Class C
1/1/11 to 12/31/11	$17.45	(0.04)	0.42	0.38	—	—	—	$17.83	2.12%	$353	2.02%	2.02%	(0.22)%	72%
1/1/10 to 12/31/10	15.91	(0.09)	1.63	1.54	—	—	—	17.45	9.68	431	2.02	2.02	(0.57)	122
1/1/09 to 12/31/09	13.36	(0.06)	2.61	2.55	—	—	—	15.91	19.27	486	1.97	1.97	(0.41)	83
1/1/08 to 12/31/08	20.44	(0.04)	(6.84)	(6.88)	—	(0.20)	(0.20)	13.36	(34.04)	617	1.95	1.95	(0.23)	68
1/1/07 to 12/31/07	21.49	(0.02)	1.31	1.29	(0.02)	(2.32)	(2.34)	20.44	6.00	251	1.92	1.92	(0.10)	58

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment income (Loss)(2)		Net Realized and Unrealized Gain/(Loss)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets	Ratio of Gross Operating Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Emerging Markets
Opportunities Fund
Class I
1/1/11 to 12/31/11	$9.10	0.12		(0.38)	(0.26)	(0.07)	(0.07)	(0.14)	$8.70	(2.92)%	$2,082,147	1.36%	1.41%	1.34%	29%
1/1/10 to 12/31/10	7.17	0.10		1.91	2.01	(0.08)	— (3)	(0.08)	9.10	28.15	801,366	1.41	1.46	1.25	33
1/1/09 to 12/31/09	4.90	0.10		2.26	2.36	(0.09)	—	(0.09)	7.17	48.52	232,325	1.47	1.52	1.64	50
1/1/08 to 12/31/08	10.08	0.06		(4.43)	(4.37)	(0.11)	(0.70)	(0.81)	4.90	(45.90)	63,699	1.54	1.59	0.77	126
1/1/07 to 12/31/07	12.34	0.15		3.62	3.77	(0.09)	(5.94)	(6.03)	10.08	37.39	199,197	1.34	1.39	1.22	92

Class A
1/1/11 to 12/31/11	$8.83	0.09		(0.37)	(0.28)	(0.04)	(0.07)	(0.11)	$8.44	(3.13)%	$474,368	1.61%	1.61%	1.09%	29%
1/1/10 to 12/31/10	6.96	0.07		1.86	1.93	(0.06)	— (3)	(0.06)	8.83	27.82	224,015	1.66	1.66	0.87	33
1/1/09 to 12/31/09	4.76	0.08		2.20	2.28	(0.08)	—	(0.08)	6.96	48.12	42,658	1.72	1.72	1.34	50
1/1/08 to 12/31/08	9.80	0.05		(4.30)	(4.25)	(0.09)	(0.70)	(0.79)	4.76	(46.04)	11,281	1.79	1.79	0.65	126
1/1/07 to 12/31/07	12.14	0.09		3.57	3.66	(0.06)	(5.94)	(6.00)	9.80	37.16	11,616	1.60	1.60	0.77	92

Class C
1/1/11 to 12/31/11	$8.72	0.03		(0.37)	(0.34)	— (3)	(0.07)	(0.07)	$8.31	(3.77)%	$70,198	2.36%	2.36%	0.36%	29%
1/1/10 to 12/31/10	6.90	—	(3)	1.85	1.85	(0.03)	— (3)	(0.03)	8.72	26.88	36,971	2.41	2.41	0.03	33
1/1/09 to 12/31/09	4.72	0.02		2.19	2.21	(0.03)	—	(0.03)	6.90	47.29	4,206	2.49	2.49	0.30	50
1/1/08 to 12/31/08	9.69	—	(3)	(4.23)	(4.23)	(0.04)	(0.70)	(0.74)	4.72	(46.50)	307	2.54	2.54	(0.05)	126
1/1/07 to 12/31/07	12.14	—	(3)	3.55	3.55	(0.06)	(5.94)	(6.00)	9.69	35.89	373	2.35	2.35	0.01	92
Value Equity Fund
Class I
1/1/11 to 12/31/11	$10.96	0.12		0.16	0.28	(0.13)	—	(0.13)	$11.11	2.62%	$120,862	0.98%	1.03%	1.07%	65%
1/1/10 to 12/31/10	9.73	0.09		1.24	1.33	(0.10)	—	(0.10)	10.96	13.71	130,651	0.97	1.02	0.88	74
1/1/09 to 12/31/09	8.49	0.11		1.25	1.36	(0.12)	—	(0.12)	9.73	16.24	150,822	0.92	0.97	1.33	64
1/1/08 to 12/31/08	13.94	0.16		(5.05)	(4.89)	(0.15)	(0.41)	(0.56)	8.49	(36.26)	150,922	0.90	0.95	1.37	56
1/1/07 to 12/31/07	14.66	0.18		1.27	1.45	(0.18)	(1.99)	(2.17)	13.94	10.10	272,426	0.87	0.92	1.13	55

Class A
1/1/11 to 12/31/11	$11.06	0.10		0.16	0.26	(0.11)	—	(0.11)	$11.21	2.34%	$8,123	1.23%	1.23%	0.92%	65%
1/1/10 to 12/31/10	9.82	0.06		1.25	1.31	(0.07)	—	(0.07)	11.06	13.41	9,739	1.22	1.22	0.62	74
1/1/09 to 12/31/09	8.57	0.09		1.26	1.35	(0.10)	—	(0.10)	9.82	15.92	13,106	1.17	1.17	1.10	64
1/1/08 to 12/31/08	14.06	0.13		(5.09)	(4.96)	(0.12)	(0.41)	(0.53)	8.57	(36.39)	15,946	1.15	1.15	1.14	56
1/1/07 to 12/31/07	14.77	0.14		1.28	1.42	(0.14)	(1.99)	(2.13)	14.06	9.82	22,330	1.12	1.12	0.88	55

Class C
1/1/11 to 12/31/11	$11.02	0.02		0.15	0.17	(0.03)	—	(0.03)	$11.16	1.51%	$218	1.98%	1.98%	0.14%	65%
1/1/10 to 12/31/10	9.79	(0.01)		1.25	1.24	(0.01)	—	(0.01)	11.02	12.68	254	1.97	1.97	(0.13)	74
1/1/09 to 12/31/09	8.56	0.03		1.24	1.27	(0.04)	—	(0.04)	9.79	14.96	216	1.92	1.92	0.39	64
1/1/08 to 12/31/08	14.04	0.04		(5.08)	(5.04)	(0.03)	(0.41)	(0.44)	8.56	(36.87)	406	1.90	1.90	0.36	56
1/1/07 to 12/31/07	14.76	0.02		1.27	1.29	(0.02)	(1.99)	(2.01)	14.04	8.92	691	1.87	1.87	0.12	55

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets	Ratio of Gross Operating Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
High Yield Income Fund
Class I
1/1/11 to 12/31/11	$10.74	0.73	(0.16)	0.57	(0.71)	—	(0.71)	$10.60	5.47%	$51,829	0.78%	0.83%	6.84%	29%
1/1/10 to 12/31/10	10.19	0.76	0.53	1.29	(0.74)	—	(0.74)	10.74	13.24	48,212	0.91	0.96	7.30	62
1/1/09 to 12/31/09	8.45	0.84	1.74	2.58	(0.84)	—	(0.84)	10.19	31.67	43,061	0.79	0.84	8.91	117
1/1/08 to 12/31/08	11.87	0.88	(3.42)	(2.54)	(0.88)	—	(0.88)	8.45	(22.44)	31,932	0.83	0.88	8.33	121
1/1/07 to 12/31/07	12.45	0.89	(0.58)	0.31	(0.89)	—	(0.89)	11.87	2.52	47,958	0.74	0.79	7.22	117

Class A
1/1/11 to 12/31/11	$10.75	0.71	(0.15)	0.56	(0.68)	—	(0.68)	$10.63	5.39%	$2,214	1.02%	1.02%	6.58%	29%
1/1/10 to 12/31/10	10.20	0.73	0.53	1.26	(0.71)	—	(0.71)	10.75	12.84	2,303	1.16	1.16	6.92	62
1/1/09 to 12/31/09	8.45	0.81	1.75	2.56	(0.81)	—	(0.81)	10.20	31.60	840	1.06	1.06	8.90	117
1/1/08 to 12/31/08	11.87	0.85	(3.42)	(2.57)	(0.85)	—	(0.85)	8.45	(22.63)	3,550	1.08	1.08	8.09	121
1/1/07 to 12/31/07	12.45	0.86	(0.58)	0.28	(0.86)	—	(0.86)	11.87	2.34	5,390	0.99	0.99	7.01	117

Class C
1/1/11 to 12/31/11	$10.74	0.63	(0.16)	0.47	(0.60)	—	(0.60)	$10.61	4.52%	$710	1.78%	1.78%	5.85%	29%
1/1/10 to 12/31/10	10.19	0.65	0.53	1.18	(0.63)	—	(0.63)	10.74	12.01	661	1.91	1.91	6.27	62
1/1/09 to 12/31/09	8.45	0.74	1.74	2.48	(0.74)	—	(0.74)	10.19	30.49	382	1.79	1.79	7.75	117
1/1/08 to 12/31/08	11.87	0.78	(3.42)	(2.64)	(0.78)	—	(0.78)	8.45	(23.21)	117	1.84	1.84	7.37	121
1/1/07 to 12/31/07	12.45	0.77	(0.58)	0.19	(0.77)	—	(0.77)	11.87	1.50	140	1.74	1.74	6.26	117
Short/Intermediate
Bond Fund
Class I
1/1/11 to 12/31/11	$10.51	0.31	0.03	0.34	(0.31)	—	(0.31)	$10.54	3.25%	$65,206	0.70%	0.93%	2.91%	47%
1/1/10 to 12/31/10	10.21	0.40	0.30	0.70	(0.40)	—	(0.40)	10.51	6.93	60,777	0.70	0.91	3.81	49
1/1/09 to 12/31/09	9.41	0.44	0.80	1.24	(0.44)	—	(0.44)	10.21	13.39	80,733	0.70	0.83	4.46	21
1/1/08 to 12/31/08	10.05	0.43	(0.64)	(0.21)	(0.43)	—	(0.43)	9.41	(2.16)	116,639	0.70	0.80	4.36	46
1/1/07 to 12/31/07	10.03	0.43	0.02	0.45	(0.43)	—	(0.43)	10.05	4.59	214,669	0.70	0.77	4.30	35

Class A
1/1/11 to 12/31/11	$10.51	0.28	0.03	0.31	(0.28)	—	(0.28)	$10.54	2.99%	$15,145	0.95%	1.13%	2.62%	47%
1/1/10 to 12/31/10	10.20	0.37	0.31	0.68	(0.37)	—	(0.37)	10.51	6.77	10,273	0.95	1.12	3.52	49
1/1/09 to 12/31/09	9.41	0.41	0.79	1.20	(0.41)	—	(0.41)	10.20	13.00	8,176	0.95	1.03	4.08	21
1/1/08 to 12/31/08	10.05	0.41	(0.64)	(0.23)	(0.41)	—	(0.41)	9.41	(2.41)	3,996	0.95	1.00	4.13	46
1/1/07 to 12/31/07	10.03	0.41	0.02	0.43	(0.41)	—	(0.41)	10.05	4.33	4,526	0.95	0.97	4.05	35

Class C
1/1/11 to 12/31/11	$10.51	0.20	0.03	0.23	(0.20)	—	(0.20)	$10.54	2.23%	$13,761	1.70%	1.88%	1.86%	47%
1/1/10 to 12/31/10	10.21	0.29	0.30	0.59	(0.29)	—	(0.29)	10.51	5.88	8,138	1.70	1.87	2.76	49
1/1/09 to 12/31/09	9.41	0.34	0.80	1.14	(0.34)	—	(0.34)	10.21	12.26	5,121	1.70	1.78	3.29	21
1/1/08 to 12/31/08	10.05	0.33	(0.64)	(0.31)	(0.33)	—	(0.33)	9.41	(3.13)	1,350	1.70	1.76	3.44	46
1/1/07 to 12/31/07	10.03	0.34	0.01	0.35	(0.33)	—	(0.33)	10.05	3.56	321	1.70	1.72	3.34	35

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment income (Loss)(2)		Net Realized and Unrealized Gain/(Loss)		Total From Investment Operations		Dividends From Net Investment Income	Distributions From Net Realized Gains		Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets	Ratio of Gross Operating Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Tax-Exempt Bond Fund
Class I
1/1/11 to 12/31/11	$10.38	0.41		0.74		1.15		(0.43)	—		(0.43)	$11.10	11.36%	$94,228	0.57%	0.77%	3.78%	59%
1/1/10 to 12/31/10	10.55	0.43		(0.17)		0.26		(0.43)	—		(0.43)	10.38	2.39	47,202	0.60	0.82	3.99	36
1/1/09 to 12/31/09	9.32	0.45		1.23		1.68		(0.45)	—		(0.45)	10.55	18.26	25,394	0.60	0.78	4.46	91
1/1/08 to 12/31/08	10.36	0.45		(1.03)		(0.58)		(0.45)	(0.01)		(0.46)	9.32	(5.62)	41,662	0.60	0.75	4.49	111
1/1/07 to 12/31/07	10.49	0.44		(0.09)		0.35		(0.44)	(0.04)		(0.48)	10.36	3.45	69,482	0.60	0.72	4.21	71

Class A
1/1/11 to 12/31/11	$10.38	0.39		0.74		1.13		(0.41)	—		(0.41)	$11.10	10.98%	$107,873	0.81%	0.98%	3.62%	59%
1/1/10 to 12/31/10	10.55	0.40		(0.17)		0.23		(0.40)	—		(0.40)	10.38	2.23	77,853	0.85	1.01	3.74	36
1/1/09 to 12/31/09	9.32	0.43		1.23		1.66		(0.43)	—		(0.43)	10.55	17.96	59,226	0.85	0.98	4.19	91
1/1/08 to 12/31/08	10.36	0.42		(1.02)		(0.60)		(0.43)	(0.01)		(0.44)	9.32	(5.85)	49,160	0.85	0.95	4.25	111
1/1/07 to 12/31/07	10.50	0.41		(0.09)		0.32		(0.41)	(0.05)		(0.46)	10.36	3.09	60,147	0.85	0.93	3.96	71

Class C
1/1/11 to 12/31/11	$10.38	0.31		0.74		1.05		(0.33)	—		(0.33)	$11.10	10.15%	$28,641	1.54%	1.70%	2.91%	59%
1/1/10 to 12/31/10	10.56	0.32		(0.18)		0.14		(0.32)	—		(0.32)	10.38	1.37	17,809	1.60	1.77	2.96	36
1/1/09 to 12/31/09	9.33	0.35		1.23		1.58		(0.35)	—		(0.35)	10.56	17.18	6,175	1.60	1.72	3.33	91
1/1/08 to 12/31/08	10.36	0.35		(1.02)		(0.67)		(0.35)	(0.01)		(0.36)	9.33	(6.57)	1,469	1.60	1.70	3.56	111
1/1/07 to 12/31/07	10.50	0.34		(0.10)		0.24		(0.33)	(0.05)		(0.38)	10.36	2.33	749	1.60	1.68	3.26	71
Insight Government
Money Market Fund
Class I
1/1/11 to 12/31/11	$1.00	—	(3)	—	(3)	—	(3)	— (3)	—	(3)	— (3)	$1.00	0.01%	$1,339,716	0.11%	0.22%	0.01%	N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	— (3)	—	(3)	— (3)	1.00	0.06	122,384	0.23	0.28	0.05	N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	— (3)	—	(3)	— (3)	1.00	0.30	131,990	0.24	0.29	0.31	N/A
1/1/08 to 12/31/08	1.00	0.02		—	(3)	0.02		(0.02)	—		(0.02)	1.00	2.25	428,314	0.21	0.26	2.12	N/A
1/1/07 to 12/31/07	1.00	0.05		—	(3)	0.05		(0.05)	—	(3)	(0.05)	1.00	5.07	279,393	0.19	0.24	4.94	N/A

Class A
1/1/11 to 12/31/11	$1.00	—	(3)	—	(3)	—	(3)	— (3)	—	(3)	— (3)	$1.00	0.01%	$72,490	0.12%	0.53%	0.01%	N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	— (3)	—	(3)	— (3)	1.00	0.02	156,216	0.26	0.58	0.01	N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	— (3)	—	(3)	— (3)	1.00	0.09	168,054	0.46	0.59	0.09	N/A
1/1/08 to 12/31/08	1.00	0.02		—	(3)	0.02		(0.02)	—		(0.02)	1.00	1.89	229,729	0.56	0.56	1.84	N/A
1/1/07 to 12/31/07	1.00	0.05		—		0.05		(0.05)	—	(3)	(0.05)	1.00	4.71	207,943	0.54	0.54	4.59	N/A

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment income (Loss)(2)		Net Realized and Unrealized Gain/(Loss)		Total From Investment Operations		Dividends From Net Investment Income		Distributions From Net Realized Gains		Total Distributions		Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets	Ratio of Gross Operating Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Insight Money
Market Fund
Class I
1/1/11 to 12/31/11	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	$1.00	0.06%		$376,475	0.19%	0.24%	0.08%	N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.15	(4)	1,536,180	0.19	0.24	0.14	N/A
1/1/09 to 12/31/09	1.00	0.01		—	(3)	0.01		(0.01)		—	(3)	(0.01)		1.00	0.62	(4)	2,054,581	0.23	0.28	0.52	N/A
1/1/08 to 12/31/08	1.00	0.03		—	(3)(5)	0.03		(0.03)		—		(0.03)		1.00	2.82	(5)	1,619,040	0.19	0.24	2.86	N/A
1/1/07 to 12/31/07	1.00	0.05		—		0.05		(0.05)		—		(0.05)		1.00	5.28		2,805,101	0.18	0.24	5.16	N/A

Class A
1/1/11 to 12/31/11	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	$1.00	0.01%		$326,702	0.23%	0.54%	0.01%	N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.01	(4)	383,931	0.33	0.54	0.01	N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.31	(4)	532,034	0.55	0.59	0.26	N/A
1/1/08 to 12/31/08	1.00	0.02		—	(3)(5)	0.02		(0.02)		—		(0.02)		1.00	2.47	(5)	706,353	0.54	0.55	2.52	N/A
1/1/07 to 12/31/07	1.00	0.05		—		0.05		(0.05)		—		(0.05)		1.00	4.91		1,169,249	0.53	0.54	4.80	N/A
Insight Tax-Exempt
Money Market Fund
Class I
1/1/11 to 12/31/11	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	$1.00	0.01%		$86,601	0.15%	0.26%	0.02%	N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.09		604,209	0.19	0.24	0.09	N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.36		844,557	0.22	0.27	0.37	N/A
1/1/08 to 12/31/08	1.00	0.02		—	(3)	0.02		(0.02)		—	(3)	(0.02)		1.00	2.22		1,190,802	0.20	0.25	2.16	N/A
1/1/07 to 12/31/07	1.00	0.04		—		0.04		(0.04)		—		(0.04)		1.00	3.52		1,067,153	0.19	0.24	3.46	N/A

Class A
1/1/11 to 12/31/11	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	$1.00	0.01%		$92,796	0.14%	0.57%	0.01%	N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.01		112,608	0.27	0.54	0.01	N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.09		199,472	0.50	0.57	0.09	N/A
1/1/08 to 12/31/08	1.00	0.02		—	(3)	0.02		(0.02)		—	(3)	(0.02)		1.00	1.86		224,685	0.55	0.55	1.82	N/A
1/1/07 to 12/31/07	1.00	0.03		—		0.03		(0.03)		—		(0.03)		1.00	3.16		219,625	0.53	0.53	3.11	N/A

Footnote Legend:

(1)	Sales charges, where applicable, are not reflected in total return calculation.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)

The Insight Money Market Fund received $3,642 for 2009 and $316 for 2010 (in thousands) in distributions from the Tyco International Ltd. Securities Litigation Settlement proceeds. If these proceeds had not been received, the total return would have been lower by 0.11% and 0.07% for Class I and Class A, respectively for 2009 and 0.02% for Class I for 2010.

(5)

Includes the effect of a payment by affiliate. Without this effect, the total return would have been 2.27% for Class I shares and 1.91% for Class A shares. The impact to the net investment income (loss) per share was less than $0.005.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2011

1.	Organization

Virtus Insight Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of the date of this report, ten diversified Funds are offered for sale (each a “Fund”). Each Fund’s investment objective is outlined on the respective Fund’s summary page.

All of the Funds offer Class I shares and Class A shares. All the Funds with the exception of the Money Market Funds offer Class C shares.

Class A shares of the Equity Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Class A shares of the Fixed Income Funds are sold with a front-end sales charge of up to 4.75% with some exceptions. Class A shares of the Money Market Funds are sold without a front-end sales charge. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50%–1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are sold with a 1% CDSC if redeemed within one year of purchase. Class I shares are sold without a sales charge.

Effective January 1, 2011, Virtus Mutual Funds impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board approved 12b-1 and/or shareholder service plan and has exclusive voting rights with respect to such plan(s). Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security valuation:

Security valuation procedures for the Funds have been approved by the Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Trustees.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (generally, 4:00 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these foreign markets. In such cases the Funds fair value foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2011

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

The Funds value their investments in the BlackRock Institutional Money Market Trust (“IMM Trust”) at fair value, which is based upon the NAV of the IMM Trust, calculated each day that the NYSE is open for business. Investments held by the IMM Trust are valued using amortized cost and the IMM Trust intends to comply with relevant maturity, portfolio quality and diversification requirements set forth in Rule 2a-7 (“2a-7”), as well as monitoring procedures called for by 2a-7. The IMM Trust is not registered under the 1940 Act, and is categorized as Level 2 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market, and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities valuation are reflected as Level 2.

B.	Security transactions and related income:

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method, except the Money Market Funds which use the straight line method. Realized gains and losses are determined on the identified cost basis.

Dividend income from REITs is recorded using management’s estimate of the income included in distributions received from REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income taxes:

Each Fund is treated as a separate taxable entity. It is the intent of each Fund in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of December 31, 2011, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2008 forward (with limited exceptions).

D.	Distributions to shareholders:

Distributions are recorded by each Fund on the ex-dividend date. For the Money Market Funds and the Fixed Income Funds income distributions are declared and recorded daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses:

Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately used.

In addition to the Net Annual Operating Expenses that a Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of the underlying mutual funds in which certain funds invest.

F.	Foreign currency translation:

Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

G.	Derivative Financial Instruments:

Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2011

instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds.

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss in the Statement of Operations. The Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset on the settlement date of the contracts. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions.

The Funds also, from time to time, hedge the currency exposure of foreign denominated securities, held in the portfolio, back to U.S. dollars during perceived times of U.S. dollar strength. This is done in order to protect U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

The following is a summary of the location of derivatives on the Funds’ Statement of Assets and Liabilities as of December 31, 2011:

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives
Foreign Exchange Contracts	Unrealized appreciation on forward currency contracts

	Asset Derivative Fair Value
	Total Value at December 31, 2011	Foreign Exchange Contracts
High Yield Income Fund	$10	$10

For the year ended December 31, 2011, the Funds’ average volume of derivative activities is as follows:

Forward Currency Contracts – Sold(1)
High Yield Income Fund	$1,052
(1)	Value at Settlement Date Receivable.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2011 are as follows:

Derivative Type	Location on the Statements of Operations
Foreign Exchange Contracts	Net realized gain (loss) on foreign currency transactions
Net change in unrealized appreciation (depreciation) on foreign currency translation

	Realized Gain (Loss) on Derivatives Recognized in Results from Operations
	Total Value at December 31, 2011	Foreign Exchange Contracts
High Yield Income Fund	$(34)	$(34)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Results from Operations
	Total Value at December 31, 2011	Foreign Exchange Contracts
High Yield Income Fund	$17	$17

H.	Repurchase agreements:

Certain Funds invest in repurchase agreements. A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through The Bank of New York Mellon (“BNY Mellon”), its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to- market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

I.	Interest-Only and Principal-Only Securities:

Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal- only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2011

J.	When-issued and delayed delivery transactions:

Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

K.	Securities lending:

Certain Funds may loan securities to qualified brokers through a securities lending agent agreement with BNY Mellon. Under the terms of the agreement, a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in short-term money market funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by BNY Mellon for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

Effective November 7, 2011, securities lending was suspended on all Virtus Funds.

3.	Investment Advisory Fee and Related Party Transactions
($ reported in thousands except as noted)

A.	Adviser:

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust. The Adviser manages the Funds’ investment program and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Trust, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

High Yield Income Fund	0.45%	Tax-Exempt Bond Fund	0.45%

	First $1 billion	$1+ billion
Emerging Markets Opportunities Fund	1.00%	0.95%
	First $1 billion	$1+ through $2 billion	$2 + billion
Short/Intermediate Bond Fund	0.55%	0.50%	0.45%
	First $2 billion	$2+ billion
Balanced Allocation Fund	0.50%	0.45%
Core Equity Fund	0.70%	0.65%
Value Equity Fund	0.70%	0.65%

As compensation for its services to the Insight Government Money Market Fund, the Insight Money Market Fund and the Insight Tax-Exempt Money Market Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of each Fund’s average daily net assets: 0.14% of each Fund’s first $100 million of net assets, plus 0.10% of the Fund’s remaining net assets. The Adviser may from time to time temporarily waive all or a portion of its advisory fee in order to maintain a Fund’s current annualized yield at or above 0.01% (1 basis point).

B.	Subadviser:

The subadvisers manage the investments of the Funds for which they are paid a fee by the Adviser. Harris Investment Management, Inc. (“HIM”) (an indirect wholly-owned subsidiary of the Bank of Montreal (“BoM”); BoM is a minority investor of Virtus) serves as the subadviser for all Funds with the exception of the Emerging Markets Opportunities Fund and the High Yield Income Fund. Vontobel Asset Management, Inc. (“Vontobel”) and HIM Monegy, Inc. (owned by HIM) are the subadvisers for the Emerging Markets Opportunities Fund and High Yield Income Fund, respectively.

C.	Expense Limits and Fee Waivers:

The Adviser has voluntarily agreed to limit certain Fund’s operating expenses (excluding acquired fund fees and expenses, interest, taxes, and extraordinary expenses), so that such expenses do not exceed the following percentages of average annual net assets of each Fund:

	Class I(1)	Class A	Class C
Short/Intermediate Bond Fund	0.75%	0.95%	1.70%
Tax-Exempt Bond Fund	0.65%	0.85%	1.60%

The Adviser may discontinue these voluntary expense caps at any time.

(1)

These percentages do not include the voluntary waiver of the Class I Shares’ shareholder servicing fees of 0.05% for each Fund by VP Distributors, LLC (“VP Distributors”). VP Distributors is an indirect wholly-owned subsidiary of Virtus. The Funds’ distributor may discontinue this waiver at any time.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2011

The Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2012	2013	2014	Total
Short/Intermediate Bond Fund	$83	$139	$149	$371
Tax-Exempt Bond Fund	108	206	274	588

D.	Distributor:

VP Distributors serves as the distributor of each Fund’s shares and has advised the Funds that for the fiscal year ended December 31, 2011 (the “period”), it retained net commissions of $169 of Class A Shares and deferred sales charges of $5 and $51 for Class A Shares and Class C Shares, respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under Board approved 12b-1 and/or shareholder service plans, as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class I shares 0.05%(1); Class A shares (Non Money Market Funds) 0.25%; Class A shares Money Market Funds 0.35%(2); Class C shares 1.00%.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

(1)	The Funds’ distributor has voluntarily agreed to waive the Funds’ Class I Shares’ shareholder servicing fee. The distributor may discontinue this voluntary waiver at any time.

(2)

The Funds’ distributor may from time to time temporarily waive all or a portion of the distribution fees or service fees on Class A shares of the Money Market Funds in order to maintain a Fund’s current annualized yield at or above 0.01% (1 basis point). If waived, the distribution and/or service fees may be reinstated at any time.

E.	Administration and Transfer Agent Services:

VP Distributors also serves as the Trust’s Administrator. For the period ended December 31, 2011, VP Distributors received administration fees totaling $2,692 which are included in the Statement of Operations. The Administrator may from time to time temporarily waive all or a portion of its administration fee for the Money Market Funds in order to maintain a Fund’s current annualized yield at or above 0.01% (1 basis point).

VP Distributors also serves as the Trust’s transfer agent. For the period ended December 31, 2011, VP Distributors received transfer agent fees totaling $2,651 which are included in the Statements of Operations. A portion of these fees is paid to outside entities that also provide service to the Funds. The transfer Agent may from time to time temporarily waive all or a portion of its transfer agent fees.

F.	Affiliated Shareholders:

At December 31, 2011, Virtus and its affiliates, Harris Bankcorp, Inc. (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates held shares of the Funds, which may be redeemed at any time, that aggregated the following:

	Shares	Aggregate Net Asset Value
Balanced Allocation Fund,
Class A	2,995	$41
Core Equity Fund,
Class I	988,210	18,222
Emerging Markets Opportunities Fund,
Class I	429,414	3,736
Value Equity Fund,
Class A	8,157	91
Class I	1,103,486	12,255
High Yield Income Fund,
Class I	270,573	2,869
Short/Intermediate Bond Fund,
Class I	851,212	8,971

	Shares	Aggregate Net Asset Value
Tax-Exempt Bond Fund,
Class I	1,679,758	$18,642
Insight Government Money Market Fund,
Class A	64,195,974	64,196
Class I	1,329,584,330	1,329,420
Insight Money Market Fund,
Class A	255,291,652	255,292
Class I	194,615,439	194,615
Insight Tax-Exempt Money Market Fund,
Class A	91,754,555	91,755
Class I	53,433,314	53,433

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2011

4.	Purchases and Sales of Securities

($ reported in thousands) (Unaudited)

Purchases and sales of investment securities for all Funds except the Money Market Funds (excluding U.S. Government securities and agency securities, forward currency contracts, futures and short-term securities) during the period ended December 31, 2011, were as follows:

	Purchases	Sales
Balanced Allocation Fund	$38,397	$41,620
Core Equity Fund	55,742	66,882
Emerging Markets Opportunities Fund	1,886,074	477,641
Value Equity Fund	86,886	101,764
High Yield Income Fund	18,085	14,465
Short/Intermediate Bond Fund	23,527	20,289
Tax-Exempt Bond Fund	91,512	92,489

Purchases and sales of long-term U.S. Government and agency securities for Funds except the Money Market Funds during the period ended December 31, 2011, were as follows:

	Purchases	Sales
Balanced Allocation Fund	$13,235	$7,291
Short/Intermediate Bond Fund	29,966	18,055

5.	Capital Share Transactions

(Reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Balanced Allocation Fund				Core Equity Fund
	Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2011		Year Ended December 31, 2010
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class I
Sale of shares	666	$9,151	463	$5,810	467	$8,683	538	$8,885
Reinvestment of distributions	70	957	80	1,016	17	313	11	189
Shares repurchased	(487)	(6,796)	(495)	(6,233)	(1,237)	(22,959)	(1,451)	(24,128)

Net Increase / (Decrease)	249	$3,312	48	$593	(753)	$(13,963)	(902)	$(15,054)

Class A
Sale of shares	151	$2,073	142	$1,807	333	$6,207	256	$4,043
Reinvestment of distributions	6	87	9	120	3	62	1	22
Shares repurchased	(263)	(3,637)	(133)	(1,672)	(197)	(3,422)	(245)	(4,127)

Net Increase / (Decrease)	(106)	$(1,477)	18	$255	139	$2,847	12	$(62)

Class C
Sale of shares	28	$386	23	$286	11	$203	6	$90
Reinvestment of distributions	— (1)	4	— (1)	4		—		—
Shares repurchased	(15)	(197)	(9)	(111)	(16)	(278)	(12)	(187)

Net Increase / (Decrease)	13	$193	14	$179	(5)	$(75)	(6)	$(97)

(1) Amount less than 500.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2011

	Emerging Markets Opportunities Fund				Value Equity Fund
	Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2011		Year Ended December 31, 2010
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class I
Sale of shares	194,275	$1,731,085	64,027	$541,680	1,245	$14,115	1,189	$11,835
Reinvestment of distributions	2,722	23,929	372	2,959	124	1,347	107	1,082
Shares repurchased	(45,745)	(403,993)	(8,748)	(71,906)	(2,404)	(27,227)	(4,880)	(49,592)

Net Increase / (Decrease)	151,252	$1,351,021	55,651	$472,733	(1,035)	$(11,765)	(3,584)	$(36,675)

Class A
Sale of shares	59,120	$511,399	23,850	$196,892	53	$606	77	$765
Reinvestment of distributions	628	5,349	51	375	7	73	7	68
Shares repurchased	(28,895)	(246,976)	(4,664)	(37,445)	(215)	(2,464)	(538)	(5,399)

Net Increase / (Decrease)	30,853	$269,772	19,237	$159,822	(155)	$(1,785)	(454)	$(4,566)

Class C
Sale of shares	5,413	$46,207	3,832	$31,495	21	$221	5	$49
Reinvestment of distributions	56	471	3	23	— (1)	— (1)	— (1)	— (1)
Shares repurchased	(1,263)	(10,694)	(207)	(1,686)	(25)	(284)	(4)	(40)

Net Increase / (Decrease)	4,206	$35,984	3,628	$29,832	(4)	$(63)	1	$9

	High Yield Income Fund				Short/Intermediate Bond Fund
	Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2011		Year Ended December 31, 2010
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class I
Sale of shares	739	$7,942	695	$7,228	1,471	$15,546	765	$7,943
Reinvestment of distributions	302	3,237	305	3,177	130	1,371	185	1,942
Shares repurchased	(642)	(6,914)	(739)	(7,748)	(1,195)	(12,610)	(3,079)	(32,014)

Net Increase / (Decrease)	399	$4,265	261	$2,657	406	$4,307	(2,129)	$(22,129)

Class A
Sale of shares	131	$1,394	144	$1,481	1,130	$11,928	768	$8,063
Reinvestment of distributions	8	83	8	85	26	275	25	259
Shares repurchased	(145)	(1,567)	(20)	(210)	(696)	(7,345)	(617)	(6,454)

Net Increase / (Decrease)	(6)	$(90)	132	$1,356	460	$4,858	176	$1,868

Class C
Sale of shares	22	$237	25	$263	904	$9,543	506	$5,294
Reinvestment of distributions	1	13	2	17	12	124	10	102
Shares repurchased	(18)	(197)	(3)	(29)	(384)	(4,050)	(243)	(2,544)

Net Increase / (Decrease)	5	$53	24	$251	532	$5,617	273	$2,852

(1) Amount less than 500.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2011

	Tax-Exempt Bond Fund				Insight Government Money Market Fund
	Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2011		Year Ended December 31, 2010
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class I
Sale of shares	6,302	$68,667	3,355	$36,285	2,305,836	$2,305,836	615,271	$615,271
Reinvestment of distributions	112	1,205	62	668	1	1	6	6
Plan of Reorganization (Note 9)	3,456	38,091	—	—
Shares repurchased	(5,928)	(63,998)	(1,275)	(13,583)	(1,088,505)	(1,088,505)	(624,869)	(624,869)

Net Increase / (Decrease)	3,942	$43,965	2,142	$23,370	1,217,332	$1,217,332	(9,592)	$(9,592)

Class A
Sale of shares	5,365	$58,344	3,561	$38,338	871,755	$871,755	795,968	$795,968
Reinvestment of distributions	218	2,323	169	1,815	9	9	17	17
Plan of Reorganization (Note 9)	2,745	30,264	—	—
Shares repurchased	(6,110)	(66,319)	(1,840)	(19,698)	(955,491)	(955,491)	(807,815)	(807,815)

Net Increase / (Decrease)	2,218	$24,612	1,890	$20,455	(83,727)	$(83,727)	(11,830)	$(11,830)

Class C
Sale of shares	1,322	$14,441	1,315	$14,152
Reinvestment of distributions	42	450	24	254
Plan of Reorganization (Note 9)	798	8,794	—	—
Shares repurchased	(1,297)	(14,116)	(208)	(2,212)

Net Increase / (Decrease)	865	$9,569	1,131	$12,194

	Insight Money Market Fund				Insight Tax-Exempt Money Market Fund
	Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2011		Year Ended December 31, 2010
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	2,184,153	$2,184,153	2,657,482	$2,657,482	235,582	$235,582	842,219	$842,219
Reinvestment of distributions	152	152	402	402	— (1)	— (1)	1	1
Shares repurchased	(3,344,004)	(3,344,004)	(3,176,298)	(3,176,298)	(753,189)	(753,189)	(1,082,571)	(1,082,571)

Net Increase / (Decrease)	(1,159,699)	$(1,159,699)	(518,414)	$(518,414)	(517,607)	$(517,607)	(240,351)	$(240,351)

Class A
Sale of shares	1,989,761	$1,989,761	1,798,802	$1,798,802	185,622	$185,622	232,779	$232,779
Reinvestment of distributions	39	39	37	37	9	9	10	10
Shares repurchased	(2,047,021)	(2,047,021)	(1,946,942)	(1,946,942)	(205,442)	(205,442)	(319,653)	(319,653)

Net Increase / (Decrease)	(57,221)	$(57,221)	(148,103)	$(148,103)	(19,811)	$(19,811)	(86,864)	$(86,864)

(1) Amount less than 500.

6.	10% Shareholders

As of December 31, 2011, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below:

	% of Shares Outstanding	Number of Accounts
Balanced Allocation Fund Class I	87%	1
Core Equity Fund Class A	4	1
Core Equity Fund Class I	71	2
Emerging Markets Opportunities Fund Class I	42	3
Virtus Value Equity Fund Class I	67	1
High Yield Income Fund Class I	85	2

	% of Shares Outstanding	Number of Accounts
Short/Intermediate Bond Fund Class I	35%	1
Insight Government Money Market	92	1
Insight Money Market	78	4	*
Insight Tax-Exempt Money Market	87	3	*

*	Includes affiliated shareholder accounts.

7.	Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2011

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At December 31, 2011, Funds held securities issued by various companies in specific sectors or countries as detailed below:

Fund	Sector	Percentage of Total Investments
Emerging Markets Opportunities Fund	Consumer Staples	38%
High Yield Income Fund	Consumer Discretionary	25

8.	Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

9.	Plan of Reorganization

(All amounts except for the per share amounts are reported in thousands)

At the Board Meeting held on June 22, 2011, the Board of Trustees of the Virtus Insight Trust on behalf of Virtus Intermediate Tax-Exempt Bond Fund (“Intermediate Tax-Exempt Bond,” the “Merging Fund”) including the Disinterested Trustees, considered and approved The Agreement and Plan of Reorganization (the “Plan”) as set forth. In the reorganization, all of the assets of the Merging Fund were acquired by Virtus Tax-Exempt Bond Fund (“Tax-Exempt Bond”, the “Acquiring Fund”) in exchange for Class A, Class C and Class I shares of Tax-Exempt Bond Fund and the assumption of the liabilities of Merging Fund (the “Reorganization”). Class A, Class C and Class I shares of the Acquiring Fund were distributed to each shareholder in liquidation of Merging Fund. The purpose of the transaction was to eliminate the offering of overlapping Funds with similar investment objectives and similar investment strategies within the Trust, while simultaneously creating economies of scale for the surviving Fund that were intended to lower Fund expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merging Fund was carried forward to align ongoing reporting of the Acquiring Fund with respect to realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The acquisitions were accomplished by a tax-free exchange of shares on September 23, 2011.

Merging Fund	Shares Outstanding	Acquiring Fund	Shares Converted	Net Asset Value of Converted Shares
Intermediate Tax-Exempt Bond		Tax-Exempt Bond
Class I	3,393		3,456	$38,091
Class A	2,696		2,745	30,264
Class C	783		798	8,794

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

Merging Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
Intermediate Tax-Exempt Bond	$77,149	$2,619	Tax-Exempt Bond	$143,250

Assuming the acquisition had been completed on January 1, 2011, Tax-Exempt Bond’s results of operations for the year ended December 31, 2011, would have been as follows:

Net investment income (loss)	$8,020	(a)
Net gain (loss) on investments	12,491	(b)

Net increase (decrease) in assets from operations	$20,511

(a) $5,926, as reported in the Statement of Operations, plus $2,094 Net Investment Income from Intermediate Tax-Exempt Bond pre-merger.

(b) $9,731, as reported in the Statement of Operations, plus $2,760 Net Realized and Unrealized Gain (Loss) on Investments from Intermediate Tax-Exempt Bond pre-merger.

Because both Intermediate Tax-Exempt Bond and Tax-Exempt Bond sold and redeemed shares throughout the period, providing pro-forma information on a per-share basis is not feasible. Because the combined Funds have been managed as an integrated single Fund since the completion date it is

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2011

also not feasible to separate the income/(losses) and gains/(losses) of the merged Intermediate Tax-Exempt Bond that have been included in the acquiring Tax-Exempt Bond’s Statement of Operations since September 23, 2011.

10.	Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund’s Schedule of Investments where applicable.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933 (the “1933 Act”), as amended. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At December 31, 2011, the Funds did not hold any restricted securities.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

11.	Federal Income Tax Information

($ reported in thousands except as noted)

At December 31, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced Allocation Fund	$70,022	$6,598	$(2,515)	$4,083
Core Equity Fund	70,428	7,813	(1,934)	5,879
Emerging Markets Opportunities Fund	2,581,775	166,121	(89,799)	76,322
Value Equity Fund	122,640	11,389	(4,762)	6,627
High Yield Income Fund	52,405	2,004	(936)	1,068
Short/Intermediate Bond Fund	96,623	2,577	(4,174)	(1,597)
Tax-Exempt Bond Fund	217,154	14,434	(1,420)	13,014
Insight Government Money Market Fund	1,430,281	—	—	—
Insight Money Market Fund	697,265	—	—	—
Insight Tax-Exempt Money Market Fund	179,417	—	—	—

Certain Funds have capital-loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring December 31,
	2013	2014	2015	2016	2017	No Expiration		Total
Balanced Allocation Fund	$—	$—	$—	$—	$1,989	$—		$1,989
Core Equity Fund	—	—	—	—	4,913	—		4,913
Value Equity Fund	—	—	—	—	20,348	—		20,348
High Yield Income Fund	—	1,304	—	7,285	6,501	—		15,090
Short/Intermediate Bond Fund	774	823	1,171	—	1,169	—		3,937
Tax-Exempt Bond Fund	—	—	115	1,534	794	—		2,443
Tax-Exempt Money Market Fund	—	—	—	—	2	—	(1)	2

(1)	amount less than $500.

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

For the period ended December 31, 2011, certain Funds utilized losses deferred in prior years against the current year capital gains as follows:

Balanced Allocation Fund	$3,683
Core Equity Fund	6,147
Emerging Markets Opportunities Fund	—
Value Equity Fund	10,714
High Yield Income Fund	832
Short/Intermediate Bond Fund	728
Tax-Exempt Bond Fund	506
Insight Government Money Market Fund	—
Insight Money Market Fund	—
Insight Tax-Exempt Money Market Fund	—

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2011

Capital losses realized after October 31 and certain late year losses (e.g. foreign currency) may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2011, the Funds deferred and recognized losses as follows:

	Capital Loss Deferred	Capital Loss Recognized	Ordinary Loss Deferred	Currency Loss Recognized
Balanced Allocation Fund	$111	$—	$4	$—
Core Equity Fund	143	—	—	—
Emerging Markets Opportunities Fund	17,925	—	1,442	1,194
Value Equity Fund	561	—	—	—
High Yield Income Fund	—	—	—	—
Short/Intermediate Bond Fund	118	42	—	—
Tax-Exempt Bond Fund	438	19	—	—
Insight Government Money Market Fund	—	—	—	—
Insight Money Market Fund	—	—	—	—
Insight Tax-Exempt Money Market Fund	—	—	—	—

The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the beginning of this note) consist of the following:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income
Balanced Allocation Fund	$—	$—	$—
Core Equity Fund	64	—	—
Emerging Markets Opportunities Fund	320	1,274	—
Value Equity Fund	—	—	—
High Yield Income Fund	217	—	—
Short/Intermediate Bond Fund	30	—	—
Tax-Exempt Bond Fund	—	—	18
Insight Government Money Market Fund	1	—	—
Insight Money Market Fund	—	—	—
Insight Tax-Exempt Money Market Fund	—	—	—

For the period ended December 31, 2011, certain Funds distributed exempt interest dividends as follows:

Tax-Exempt Bond Fund	$5,892
Insight Tax-Exempt Money Market Fund	41

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

12.	Reclassification of Capital Accounts

($ reported in thousands except as noted)

For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or NAV of a Fund. As of December 31, 2011, each Fund recorded reclassifications to increase (decrease) the accounts as listed below:

	Capital Paid in on Shares of Beneficial Interest	Accumulated Net Realized Gain (Loss)		Undistributed Net Investment Income (Loss)
Balanced Allocation Fund	$(2)	$(9)		$11
Core Equity Fund	—	—	(1)	—	(1)
Emerging Markets Opportunities Fund	—	6,738		(6,738)
Value Equity Fund	(77)	—	(1)	77
High Yield Income Fund	—	(3)		3
Short/Intermediate Bond Fund	—	—	(1)	—	(1)
Tax-Exempt Bond Fund	1,673	(1,673)		—
Insight Government Money Market Fund	—	(3)		3
Insight Money Market Fund	(1)	1		—
Insight Tax-Exempt Money Market Fund	—	—	(1)	—	(1)

(1) Amount is less than $500.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2011

13.	Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

14.	Subsequent Event Evaluation

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the Virtus Insight Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virtus Balanced Allocation Fund, Virtus Core Equity Fund, Virtus Emerging Markets Opportunities Fund, Virtus Value Equity Fund, Virtus High Yield Income Fund, Virtus Intermediate Government Bond Fund, Virtus Intermediate Tax-Exempt Bond Fund, Virtus Short/Intermediate Bond Fund, Virtus Tax-Exempt Bond Fund, Virtus Insight Government Money Market Fund, Virtus Insight Money Market Fund and Virtus Tax-Exempt Money Market Fund (the “Funds”) constituting Virtus Insight Trust, hereafter referred to as the “Trust”, at December 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and each of their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 24, 2012

VIRTUS INSIGHT TRUST

TAX INFORMATION NOTICE (Unaudited)

DECEMBER 31, 2011

($ reported in thousands)

For the fiscal year ended December 31, 2011, certain Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or maximum amount allowable of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders and the percentage of ordinary income dividends earned by the Funds which qualify for the dividends received deduction (“DRD”) for corporate shareholders. The amounts (reported in thousands) the Funds designated as long-term capital gains dividends (“LTCG”) or if subsequently different. The actual percentages for the calendar year will be designated in year-end tax statement.

Fund	QDI	DRD	LTCG
Balanced Allocation Fund	67%	52%	$—
Core Equity Fund	100	100	—
Emerging Markets Opportunities Fund	100	—	15,923
Value Equity Fund	100	100	—
High Yield Income Fund	—	—	—
Short/Intermediate Bond Fund	—	—	—
Tax-Exempt Bond Fund	—	—	—
Insight Government Money Market Fund	—	—	—
Insight Money Market Fund	—	—	—
Insight Tax-Exempt Money Market Fund	—	—	—

For federal income tax purposes, the following percentages of income dividends paid qualify as exempt-interest dividends.

Tax-Exempt Bond Fund	99%
Insight Tax-Exempt Money Market Fund	100

For the period ended December 31, 2011, the Emerging Markets Opportunities Fund recognized $48,631 of foreign source income on which the Fund paid foreign taxes of $1,267. This information is being furnished to you pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

(Unaudited)

The Board of Trustees (the “Board”) of Virtus Insight Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each sub-advisory agreement (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”)(together with the Advisory Agreement, the “Agreements”) with respect to the funds (individually and collectively, the “Funds”) of the Trust. At an in-person meeting held on November 16, 2011, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the Subadvisers’ relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information in the form of questionnaires completed by VIA and each Subadviser, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that VP Distributors, LLC, an affiliate of VIA, serves as administrator and distributor to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of its duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Sub-Advisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the Sub-Advisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Lipper Inc. (“Lipper”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Lipper. The Board also considered performance information presented by

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

(Unaudited)

management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the special considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the periods ended September 30, 2011:

•

Virtus Balanced Allocation Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 5- and 10- year periods and slightly underperformed the median of its Performance Universe for the 3- year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- year periods and outperformed its benchmark for the 10- year period. The Board took into account management’s discussion of the Fund’s performance relative to its benchmark.

•

Virtus Core Equity Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 10-year periods and underperformed the median of its Performance Universe for the 3- and 5-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-year period and underperformed its benchmark for the 3-, 5- and 10- year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Virtus Emerging Markets Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10- year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10- year periods.

•

Virtus High Yield Income Fund. The Board noted that the Fund outperformed the median of its Performance Universe and benchmark for the 1- year period and underperformed the median of its Performance Universe and benchmark for the 3- and 5- year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Virtus Intermediate Government Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 10- year period and underperformed the median of its Performance Universe for the 1-, 3- and 5- year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, and 10- year periods and underperformed its benchmark for the 5-year period. The Board took into account management’s discussion of the Fund’s performance.

•

Virtus Short/Intermediate Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10- year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 5-, and 10-year periods and outperformed its benchmark for the 3-year period. The Board took into account management’s discussion of the Fund’s performance relative to its benchmark.

•

Virtus Tax-Exempt Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5-, and 10- year periods. The Board also noted that the Fund outperformed its benchmark for the 3-, 5-, and 10- year periods and underperformed its benchmark for the 1-year period. The Board took into account management’s discussion of the Fund’s performance relative to its benchmark.

•

Virtus Value Equity Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 5- and 10-year periods and underperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund outperformed its benchmark for the 1-, 3- and 10- year periods and underperformed its benchmark for the 5- year period.

•

Virtus Insight Government Money Market Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- , 5-, and 10- year periods. The Board also noted that the Fund outperformed its benchmark for the 3-, 5-, and 10- year periods and performed the same as its benchmark for the 1-year period.

•

Virtus Insight Money Market Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- , 5-, and 10- year periods and outperformed its benchmark for the 3-, 5- and 10- year periods and underperformed its benchmark for the 1-year period. The Board took into account management’s discussion of the Fund’s performance over the longer-term period.

•

Virtus Insight Tax-Exempt Money Market Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- , 5-, and 10- year periods. The Board also noted that the Fund underperformed its benchmark for the 1- and 3-year periods and outperformed its benchmark for the 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance over the longer-term period.

After reviewing these and related factors, the Board concluded that each Fund’s overall performance was satisfactory, or where noted above, action was being taken to address performance.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, expense information of comparable accounts managed by the Subadvisers, as applicable.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

(Unaudited)

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses:

•	Virtus Balanced Allocation Fund. The Board considered that the Fund’s net management fee and net total expenses were below the median of the Expense Group.

•

Virtus Core Equity Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group. The Board took into account management’s discussion of the Fund’s expenses, including the Fund as compared with other funds in its expense group.

•	Virtus Emerging Markets Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

•

Virtus High Yield Income Fund. The Board considered that the Fund’s net management fee was above the median of the Expense Group and net total expenses after waivers were below the median of the Expense Group. The Board took into account management’s discussion of the Fund’s expenses, including the size of the Fund relative to the other funds in its Expense Group.

•	Virtus Intermediate Government Bond Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

•

Virtus Short/Intermediate Bond Fund. The Board considered that the Fund’s net management fee was above the median of the Expense Group and net total expenses after waivers were below the median of the Expense Group. The Board took into account management’s discussion of the Fund’s expenses, including the type of fund.

•	Virtus Tax-Exempt Bond Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

•

Virtus Value Equity Fund. The Board considered that the Fund’s net management fee was above the median of the Expense Group and net total expenses after waivers were below the median of the Expense Group. The Board took into account management’s discussion of the Fund’s expenses.

•	Virtus Insight Government Money Market Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

•	Virtus Insight Money Market Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

•	Virtus Insight Tax-Exempt Money Market Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

The Board concluded that the advisory and sub-advisory fees for each Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to each Fund, such as distribution and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Funds, the Board noted that the fees under the Sub-Advisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Vontobel Asset Management, Inc., Harris Investment Management, Inc. and HIM Monegy, Inc., the unaffiliated Subadvisers, the Board relied on the ability of VIA to negotiate those Sub-Advisory Agreements and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Sub-Advisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Sub-Advisory Agreements at this time.

•

Other Factors. The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also noted that VP Distributors, LLC also provides administrative services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

(Unaudited)

services to the Funds, other than the fee to be earned under the Sub-Advisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, comprised wholly of Independent Trustees, determined that approval of each Agreement was in the best interests of each of the applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to each Fund.

FUND MANAGEMENT TABLES

(Unaudited)

Information pertaining to the Trustees and officers of the Trust as of December 31, 2011, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361. The address of each individual, unless otherwise noted, is 100 Pearl Street, Hartford, CT 06103-4506. There is no stated term of office for Trustees of the Trust.

Independent Trustees

Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Leroy Keith, Jr. YOB: 1939 Elected: 1996 45 Funds	Chairman, Bloc Global Services Group, LLC (construction and redevelopment company) (since 2010); Managing Director, Almanac Capital Management (commodities business) (2007 to 2008); Director/Trustee, Wells Fargo Advantage Funds (110 portfolios) (since 2010) and their predecessors, Evergreen Funds (1989 to 2010); Director, Diversapack Co. (soft packaging company) (2003 to 2010).
Philip R. McLoughlin Chairman YOB: 1946 Elected: 1996 58 Funds	Managing Director, SeaCap Asset Management Fund I, L.P. (2009 to 2010) and SeaCap Partners, LLC (investment management) (2009 to 2010); Partner, Cross Pond Partners, LLC (strategy consulting firm) (since 2006); Chairman (since 2010) and Director (since 1991), World Trust Fund; Chairman and Trustee, Virtus Variable Insurance Trust (formerly The Phoenix Edge Series Fund) (9 portfolios) (since 2003); Director, DTF Tax-Free Income Fund, Inc., Duff & Phelps Utility and Corporate Bond Trust, Inc. and DNP Select Income Fund Inc. (since 1996) and Duff & Phelps Global Utility Income Fund Inc. (since 2011); Trustee, Virtus Global Multi-Sector Fixed Income Fund (since 2011); Director, Argo Group International Holdings, Inc. and its predecessor, PXRE Corporation (insurance) (1985 to 2009).
Geraldine M. McNamara YOB: 1951 Elected: 2001 49 Funds	Retired. Director, DTF Tax-Free Income Fund, Inc., Duff & Phelps Utility and Corporate Bond Trust, Inc. (since 2003), DNP Select Income Fund Inc. (since 2009) and Duff & Phelps Global Utility Income Fund Inc. (since 2011).
James M. Oates YOB: 1946 Elected: 1996 45 Funds	Managing Director, Wydown Group (consulting firm) (1994 to present); Chairman and Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (collectively, 210 portfolios) (since 2005); Director, Stifel Financial (since 1996); Chairman and Director, Connecticut River Bank (since 1999) and Director, Connecticut River Bancorp (since 1998); Chairman, Emerson Investment Management, Inc. (since 2000); Director, New Hampshire Trust Company (since 2002); Non-Executive Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services) (2007 to 2011)
Richard E. Segerson YOB: 1946 Elected: 1996 45 Funds	Managing Director, Northway Management Company (since 1998).
Ferdinand L.J. Verdonck YOB: 1942 Elected: 2006 45 Funds	Director, The J.P. Morgan European Investment Trust (since 1998); Director, Galapagos N.V. (biotechnology) (since 2005); Mr. Verdonck is also a director of several non-U.S. companies.

FUND MANAGEMENT TABLES (Continued)

(Unaudited)

Interested Trustee

The individual listed below is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, as amended, and the rules and regulations thereunder.

Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
George R. Aylward* Trustee and President YOB: 1964 Elected: 2006 47 Funds	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions with Virtus affiliates (since 2005); Chairman, President and Chief Executive Officer, The Zweig Fund Inc. and The Zweig Total Return Fund Inc. (since 2006)

* Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.

Officers of the Trust Who Are Not Trustees

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
W. Patrick Bradley YOB: 1972	Vice President since 2011, Chief Financial Officer and Treasurer since 2006.	Senior Vice President, Fund Services (since 22010), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions with Virtus affiliates (since 2006).
Kevin J. Carr YOB: 1954	Vice President, Chief Legal Officer, Counsel and Secretary since 2005.	Senior Vice President (since 2009), Vice President, Counsel and Secretary, (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions with Virtus affiliates.
Nancy J. Engberg YOB: 1956	Vice President and Chief Compliance Officer since 2011.	Vice President (since 2008) and Chief Compliance Officer (2008 to 2011), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions with Virtus affiliates (since 2008).
Francis G. Waltman YOB: 1962	Senior Vice President since 2008.	Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions with Virtus affiliates (since 2006).

VIRTUS INSIGHT TRUST

101 Munson Street

Greenfield, MA 01301

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Senior Vice President

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl St.

Hartford, CT 06103-4506

Transfer Agent

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10005-2588

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLC

2001 Market Street

Philadelphia, PA 19103-7042

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Telephone Orders 1-800-367-5877

Text Telephone 1-800-243-1926

Web site Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

Virtus Balanced Allocation Fund, Virtus Short/Intermediate Bond Fund and Virtus Tax-Exempt Bond Fund, each a series of Virtus Insight Trust

Supplement dated February 3, 2012 to the Virtus Insight Trust Prospectus

dated May 1, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

Virtus Balanced Allocation Fund only

The disclosure under “Portfolio Managers” in the fund’s summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

Peter J. Arts, Managing Director, Head of Fixed Income, is a manager of the fund. Mr. Arts has served as Portfolio Manager of the fund since February 2012.

Thomas P. Lettenberger, CFA, Director, Senior Portfolio Manager, is a manager of the fund. Mr. Lettenberger has been Portfolio Manager of the fund since 2009.

Daniela Mardarovici, CFA, Director, Portfolio Manager, is a manager of the fund. Ms. Mardarovici has been a Portfolio Manager of the fund since February 2012.

Daniel L. Sido, Managing Director, Chief Investment Strategist, is a manager of the fund. Mr. Sido has been Portfolio Manager of the fund since 2006.

Virtus Short/Intermediate Bond Fund only

The disclosure under “Portfolio Managers” in the fund’s summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

Peter J. Arts, Managing Director, Head of Fixed Income, is a manager of the fund. Mr. Arts has served as Portfolio Manager of the fund since February 2012.

Daniela Mardarovici, CFA, Director, Portfolio Manager, is a manager of the fund. Ms. Mardarovici has been a Portfolio Manager of the fund since May 2011.

Virtus Tax-Exempt Bond Fund only

The disclosure under “Portfolio Managers” in the fund’s summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

Michael Janik, CFA, Director, Senor Credit Analyst, is a manager of the fund. Mr. Janik has been Portfolio Manager of the fund since 2010.

Virtus Balanced Allocation Fund, Virtus Short/Intermediate Bond Fund and Virtus Tax-Exempt Bond Fund

The information shown below updates and replaces the comparable disclosure under “Portfolio Management” on page 66 of the fund’s current statutory prospectus.

Virtus Balanced Allocation Fund	Peter J. Arts (since February 2012) Thomas P. Lettenberger, CFA (since 2009) Daniela Mardarovici, CFA (since February 2012) Daniel L. Sido (since 2006)

Virtus Short/Intermediate Bond Fund	Peter J. Arts (since February 2012) Daniela Mardarovici, CFA (since May 2011)

Virtus Tax-Exempt Bond Fund	Michael Janik, CFA (since May 2010)

Investors should retain this supplement with the Prospectus for future reference.

VIT 8003/FI PMs (2/12)

Virtus Insight Trust

Supplement dated February 22, 2012 to the Virtus Insight Trust Prospectuses

dated May 1, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

Virtus Core Equity Fund and Virtus Value Equity Fund only

The disclosure under “Portfolio Managers” in each fund’s summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

Jason C. Hans, CFA, Director and Portfolio Manager, is a manager of the fund. Mr. Hans has served as a Portfolio Manager of the fund since February 2012.

Ernesto Ramos, PhD, Managing Director and Head of Equities, is a manager of the fund. Dr. Ramos has served as a Portfolio Manager of the fund since February 2012.

Daniel L. Sido, CFA, Managing Director and Chief Investment Strategist, is a manager of the fund. Mr. Sido has served as a Portfolio Manager of the fund since 2005.

Virtus Short/Intermediate Bond Fund only

The disclosure under “Portfolio Managers” in the fund’s summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

Andrew Reed, CFA, Vice President and Portfolio Manager, is a manager of the fund. Mr. Reed has served as a Portfolio Manager of the fund since February 2012.

Jason D. Weiner, CFA, Managing Director and Portfolio Manager, is a manager of the fund. Mr. Weiner has served as a Portfolio Manager of the fund since February 2012.

Virtus Tax-Exempt Bond Fund only

The disclosure under “Portfolio Managers” in the fund’s summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

John D. Boritzke, CFA, Managing Director and Portfolio Manager, is a manager of the fund. Mr. Boritzke has served as a Portfolio Manager of the fund since February 2012.

Duane A. McAllister, CFA, Managing Director and Portfolio Manager, is a manager of the fund. Mr. McAllister has served as a Portfolio Manager of the fund since February 2012.

All Funds

The information shown below updates and replaces the comparable disclosure under “Portfolio Management” on page 66 of the fund’s current statutory prospectus.

Harris

Virtus Balanced Allocation Fund	Peter J. Arts (since February 2012) Thomas P. Lettenberger, CFA (since 2009) Daniela Mardarovici, CFA (since February 2012) Daniel L. Sido, CFA (since 2006)

Virtus Core Equity Fund	Jason C. Hans, CFA (since February 2012) Ernesto Ramos, PhD (since February 2012) Daniel L. Sido, CFA (since 2005)

Virtus Insight Government Money Market Fund	Peter J. Arts Boyd R. Eager (both since 2004)

Virtus Insight Money Market Fund	Peter J. Arts Boyd R. Eager (both since 2004)

Virtus Tax-Exempt Money Market Fund	Peter J. Arts (since 2004) Boyd R. Eager (since 2006)

Virtus Short/Intermediate Bond Fund	Andrew Reed, CFA (since February 2012) Jason D. Weiner, CFA (since February 2012)

Virtus Tax-Exempt Bond Fund	John D. Boritzke, CFA (since February 2012) Duane A. McAllister, CFA (since February 2012)

Virtus Value Equity Fund	Jason C. Hans, CFA (since February 2012) Ernesto Ramos, PhD (since February 2012) Daniel L. Sido, CFA (since 2005)

The following disclosure replaces listing of biographical information under “Harris” on page 67 in its entirety:

Peter J. Arts. Mr. Arts joined Harris in 1993 and serves as Managing Director and Head of Fixed Income, responsible for the team charged with management of the short-, intermediate- and long-duration fixed income strategies. He has 21 years of investment management experience.

John D. Boritzke, CFA. Mr. Boritzke joined Harris in 2011 and serves as Managing Director and Portfolio Manager. Mr. Boritzke is also a Senior Vice President and Head of Tax Exempt Fixed Income of M&I Investment Management Corp. (IMC), an affiliate of Harris, and has been with IMC since 1983. He has 29 years of investment management experience.

Boyd R. Eager. Mr. Eager joined Harris in 1996 and serves as Director and Senior Portfolio Manager. He is a member of the liquidity products team which has principal responsibility for the firm’s long duration and cash management strategies. He has 15 years of investment management experience.

Jason C. Hans, CFA. Mr. Hans joined Harris in 2008 and serves as Director and Portfolio Manager, responsible for equity portfolio management and research with a primary focus on large-cap strategies. Prior to 2008, Mr. Hans was a Managing Director and Head of Research for Quantitative Services Group, an independent quantitative research and model construction firm (2003 to 2008). He has 14 years of experience in the investment management industry.

Thomas P. Lettenberger, CFA. Mr. Lettenberger joined Harris in 2005 and serves as Director and Senior Portfolio Manager, specializing in small-cap products. He has 18 years of investment management experience.

Daniela Mardarovici, CFA. Ms. Mardarovici joined Harris in 2005 and serves as Director and Portfolio Manager. She specializes in mortgage-backed securities with a focus on taxable institutional mandates. She has 11 years of investment management experience.

Duane A. McAllister, CFA. Mr. McAllister joined Harris in February 2012 and serves as Managing Director and Portfolio Manager, specializing in tax-exempt investing. Mr. McAllister is also a Senior Vice President and a Portfolio Manager of IMC and has been with IMC since 2007. Prior to 2007, he served in investment management positions with Wells Fargo Funds Management LLC (2002 to 2007). He has 22 years of investment management experience.

Ernesto Ramos, PhD. Dr. Ramos joined Harris in 2005 and serves as Managing Director and Head of Equities. Dr. Ramos is a member of Harris’s Investment Committee and leads the team responsible for portfolio management and research for all equity strategies. He has 25 years of experience in the investment management industry.

Andrew Reed, CFA. Mr. Reed joined Harris in February 2012 and serves as Vice President and Portfolio Manager. He is a member of the credit products team which has principal responsibility for the management of the investment grade corporate bond sector. Mr. Reed is also a Vice President and a Portfolio Manager of IMC and joined IMC in 2001. He has 11 years of experience in the investment management industry.

Daniel L. Sido, CFA. Mr. Sido joined Harris in 1994 and serves as Managing Director and Chief Investment Strategist. Prior to joining Harris, Mr. Sido served as portfolio manager for a trust company, managing equity and fixed income portfolios. He has 28 years of investment management experience.

Jason D. Weiner, CFA. Mr. Weiner joined Harris in 2011 and serves as Managing Director and Portfolio Manager. He is a member of the team charged with management of the short-, intermediate- and long-duration fixed income strategies. Mr. Weiner is also a Vice President and Portfolio Manager of IMC and joined IMC in 1993. He has 18 years of investment management experience.

Investors should retain this supplement with the Prospectus for future reference.

VIT 8003/ PMs (2/12)

P.O. Box 9874

Providence, RI 02940-8074

For more information about Virtus mutual funds, please call your financial representative, or contact us at 1-800-243-1574 or Virtus.com.

8004	02-11

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d)	The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)	The Registrant’s Board of Trustees has determined that James M. Oates and Richard E. Segerson each possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Mr. Oates is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $243,319 for 2011 and $301,517 for 2010.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $44,259 for 2011 and $30,605 for 2010. This represents the review of the semi-annual financial statements, and out of pocket expenses.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $40,940 for 2011 and $51,040 for 2010.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2011 and $0 for 2010.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Virtus Insight Trust (the “Fund”) Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that Mr. James M. Oates, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0% for 2011 and 2010

(c) 0% for 2011 and 2010

(d) Not applicable

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $327,554 for 2011 and $398,818 for 2010.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Virtus Insight Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date March 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date March 8, 2012

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer (principal financial officer)

Date March 8, 2012

* Print the name and title of each signing officer under his or her signature.